SUPPLEMENT DATED JUNE 30, 2005
                 TO THE PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 29, 2005

Effective June 13, 2005, non-fundamental investment restriction number 4 as it relates to the Money Market Account is deleted.

Effective June 30, 2005, the custodian of the portfolio securities and cash assets of the Accounts is Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286. The custodian performs no managerial or policymaking functions for the Accounts.

On May 26, 2005, shareholders of the Principal Variable Contracts Fund, Inc. approved the deletion of the then current fundamental and non-fundamental investment restrictions and adoption of the following investment restrictions for each of the Accounts.


Asset Allocation Account, Balanced Account, Bond Account, Capital Value Account, Diversified International Account, Equity Growth Account, Equity Income Account, Equity Value Account, Government Securities Account, Growth Account, International Emerging Markets Account, International SmallCap Account, LargeCap Blend Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, LargeCap Value Account, Limited Term Bond Account, MidCap Account, MidCap Growth Account, MidCap Value Account, Money Market Account, Real Estate Securities Account, SmallCap Account, SmallCap Growth Account and SmallCap Value Account


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Accounts is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) The Account may not borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

 5) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Account.

 7) Act as an underwriter of securities, except to the extent that the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Account may invest up to 25% of the value of its total assets in a single industry, provided that, when the Account has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities. This restriction applies to the LargeCap Stock Index Account except to the extent that the related Index also is so concentrated. This restriction does not apply to the Real Estate Securities Account.

 9) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

NON-FUNDAMENTAL RESTRICTIONS
Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

 1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Invest more than 25% of its assets in foreign securities, except that the International, International Emerging Markets and International SmallCap Accounts each may invest up to 100% of its assets in foreign securities, the LargeCap Stock Index Account may invest in foreign securities to the extent that the relevant index is so invested, and the Government Securities Account may not invest in foreign securities.

 5) Invest more than 5% of its total assets in real estate limited partnership interests (except Real Estate Securities Account).

 6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Account may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

Each Account (except Asset Allocation, Balanced, Capital Value, Diversified International, Equity Income, Growth, and International Emerging Markets) has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.

Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050 and Principal LifeTime Strategic Income Accounts


FUNDAMENTAL RESTRICTIONS
Each of the following numbered restrictions for the above-listed Accounts is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or sell commodities or commodities contracts except that the Account may invest in underlying funds that may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

 3) Purchase or sell real estate or interests therein, although the Account may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

 4) Borrow money, except that it may a) borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3% of its total assets (including the amount borrowed) and b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes.

 5) Make loans, except that the Account may a) purchase underlying funds which purchase and hold debt obligations; and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Account or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

 6) Act as an underwriter of securities, except to the extent that the Account or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Account will concentrate its investments in the mutual fund industry. This restriction does not apply to the Account's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

 8) Sell securities short.

NON-FUNDAMENTAL RESTRICTIONS
Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

 1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.


 2) Invest in companies for the purpose of exercising control or management.

                  PRINCIPAL VARIABLE CONTRACTS FUND, INC.


                      STATEMENT OF ADDITIONAL INFORMATION







                              dated April 29, 2005


This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectuses. The Fund's prospectuses, dated April 29, 2005, which we may amend from time to time, contain the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.


The audited financial statements and auditor's report in the Fund's Annual Report to Shareholders, for the fiscal year ended December 31, 2004, are incorporated by reference (are legally a part of this SAI).


For a free copy of the current prospectus or annual report, call 1-800-247-4123 or write:

   Principal Variable Contracts Fund, Inc.
   Principal Financial Group
   Des Moines IA 50392-2080

                               TABLE OF CONTENTS

Fund History............................................................

Description of the Fund's Investments and Risks.........................

Management..............................................................

Control Persons and Principal Holders of Securities.....................

Investment Advisory and Other Services..................................

Cost of Manager's Services..............................................

Brokerage Allocation and Other Practices................................

Purchase, Redemption, and Pricing of Shares.............................

Calculation of Performance Data.........................................

Tax Status..............................................................

General Information.....................................................

Financial Statements....................................................

Disclosure Regarding Portfolio Managers.................................

Appendix A - Description of Bond Ratings ................................

Appendix B - Proxy Voting Policies......................................

FUND HISTORY


The Principal Variable Contracts Fund is a registered, open-end management investment company, commonly called a mutual fund. It was organized on May 27, 1997 as a Maryland corporation. The Articles of Incorporation have been amended as follows:
.. February 13, 1998 to add the International SmallCap; MidCap Growth, Real
  Estate; SmallCap; SmallCap Growth; SmallCap Value and Utilities Accounts;
.. February 1, 1999 to add the MidCap Value and Stock Index 500 Accounts;
.. July 27, 2000 to add the International Emerging Markets, LargeCap Growth
  Equity and MidCap Growth Equity Accounts and change the name of the Stock
  Index 500 Account to the LargeCap Stock Index Account;
.. April 6, 2001 to change the name of the Aggressive Growth Account to the
  Equity Growth Account;
.. January 29, 2002 to add the LargeCap Blend and LargeCap Value Accounts; and
.. February 4, 2003 to add the Limited Term Bond Account.
.. February 12, 2004 to change the name of the Real Estate Account to Real Estate
  Securities Account and the Utilities Account to the Equity Income Account.
.. June 21, 2004 to add the Equity Value, Principal LifeTime 2010, Principal
  LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050 and Principal LifeTime Strategic Income Accounts.

.. April 11, 2005 to change the name of the International Account to Diversified
  International Account.

Principal Management Corporation is the Manager of the Fund.


DESCRIPTION OF THE FUND'S INVESTMENTS AND RISKS


FUND POLICIES

The investment objectives, principal investment policies and the main risks of each Account are described in the Prospectus. This Statement of Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities the Manager or Sub-Advisor can select for each Account. Additional information is also provided about the strategies that the Account may use to try to achieve its objective.

The composition of each Account and the techniques and strategies that the Manager or Sub-Advisor may use in selecting securities will vary over time. An Account is not required to use all of the investment techniques and strategies available to it in seeking its goals.


Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation, resulting from market fluctuations or in a rating by a rating service, does not require elimination of any security from the portfolio.


Except as described below as "Fundamental Restrictions," the investment policies described in this SAI and the prospectuses are not fundamental and may be changed by the Board of Directors without shareholder approval. The Fundamental Restrictions may not be changed without a vote of a majority of the outstanding voting securities of the affected Account. The Investment Company Act of 1940, as amended ("1940 Act") provides that "a vote of a majority of the outstanding voting securities" of an Account means the affirmative vote of the lesser of 1) more than 50% of the outstanding shares, or 2) 67% or more of the shares present at a meeting if more than 50% of the outstanding Account shares are represented at the meeting in person or by proxy. Each share has one vote, with fractional shares voting proportionately.

FUND INVESTMENT LIMITATIONS

Asset Allocation Account, Balanced Account, Diversified International Account, Equity Growth Account, Growth Account and MidCap Account

Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Accounts is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Account or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

 4) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Account's total assets at the time of the borrowing. The Balanced Account may borrow only from banks.

 6) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of each Account.

 8) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 9) Concentrate its investments in any particular industry or industries, except that the Account may invest not more than 25% of the value of its total assets in a single industry.

 10) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

 11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Account may invest in securities of issuers that invest in or sponsor such programs.

Non-Fundamental Restrictions
----------------------------
Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

 1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market, including all covered spread options and the assets used as cover for any options written in the Over-the-Counter market are included as part of this 15% limitation.


 2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. The 2% limitation for the Diversified International Account does not apply to warrants listed on the Toronto Stock Exchange or the Chicago Board Options Exchange.

 3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Account's investments in all such issuers to exceed 5% of the value of its total assets.

 4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts, options on futures contracts and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 5) Invest in companies for the purpose of exercising control or management.

 6) Invest more than 10% (25% for the Equity Growth Account) of its total assets in securities of foreign issuers. This restriction does not pertain to the Diversified International Account or the Asset Allocation Account.

 7) Invest in arbitrage transactions.

 8) The Account may not invest more than five (5) percent of its assets in real estate limited partnerships.


 9) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.


The Equity Growth and MidCap Accounts have each adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


Capital Value Account

Fundamental Restrictions
------------------------

Each of the following numbered restrictions for the above-listed Account is a matter of fundamental policy and may not be changed without shareholder approval. The Account may not:

 1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.


 2) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the Account's total assets.

 3) Underwrite securities of other issuers, except that the Account may acquire portfolio securities under circumstances where if sold the Account might be deemed an underwriter for purposes of the Securities Act of 1933.

 4) Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if the purchase would cause the value of the Account's aggregate investments in all such companies to exceed 5% of the Account's total assets.

 5) Engage in the purchase and sale of illiquid interests in real estate. For this purpose, readily marketable interests in real estate investment trusts are not interests in real estate.

 6) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

 7) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or the Manager owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 8) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

 9) Invest in companies for the purpose of exercising control or management.

 10) Invest more than 5% of its assets at the time of purchase in rights and warrants (other than those that have been acquired in units or attached to other securities).

 11) Invest more than 20% of its total assets in securities of foreign issuers.

 12) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

In addition:


 13) The Account may not make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 14) The Account does not propose to borrow money except for temporary or emergency purposes from banks in an amount not to exceed the lesser of a) 5% of the value of the Account's assets, less liabilities other than such borrowings, or b) 10% of the Account's assets taken at cost at the time such borrowing is made. The Account may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 15% of the gross assets taken at cost. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

 15) It is contrary to the Account's present policy to purchase warrants in excess of 5% of its total assets of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

Non-Fundamental Restrictions
----------------------------
The Account has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Account's present policy to:


1) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.



 2) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreement maturing in more than seven days.

 3) The Account may not invest more than five (5) percent of its assets in real estate limited partnerships.

Equity Income Account, International SmallCap Account, MidCap Growth Account, Real Estate Securities Account, SmallCap Account, SmallCap Growth Account and SmallCap Value Account


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Accounts is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts and options on such contracts.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except it may a) borrow from banks (as defined in the 1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33/1//3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and d) purchase securities on margin to the extent permitted by applicable law.

  Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.


 5) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of each Account.

 6) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Concentrate its investments in any particular industry, except that the Account may invest not more than 25% of the value of its total assets in a single industry.

  However, the Real Estate Securities Account may not invest less than 25% of its total assets in securities of companies in the real estate industry, and the Equity Income Account may not invest less than 25% of its total assets in securities of companies in the public utilities industry except that each may, for temporary defensive purposes, place all of its assets in cash, cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes, U.S. government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock.


 8) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except to the extent permitted by applicable law and except that the Account may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

Non-Fundamental Restrictions
----------------------------
Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

 1) Invest more than 15% of its total assets in illiquid securities and in repurchase agreements maturing in more than seven days.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Invest more than 25% (20% for each of the Equity Income and SmallCap Accounts, 10% for each of the MidCap Growth and SmallCap Value Accounts) of its total assets in securities of foreign issuers. This restriction does not apply to the International SmallCap Account.

 5) The Account may not invest more than five (5) percent of its assets in real estate limited partnerships. This restriction does not apply to the Real Estate Securities Account.


6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.


Each Account (except Equity Income) has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


International Emerging Markets Account, LargeCap Blend Account, LargeCap Growth Equity Account, LargeCap Stock Index Account, LargeCap Value Account and MidCap Value Account


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Accounts is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act, as amended. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts and options on such contracts, swaps and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except it may a) borrow from banks (as defined in the 1940 Act, as amended) or other financial institutions or through reverse repurchase agreements in amounts up to 33/1//3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities, and d) purchase securities on margin to the extent permitted by applicable law.

 5) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of each Account.

 7) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Account may invest not more than 25% of the value of its total assets in a single industry, provided that, when the Account has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This restriction applies to the LargeCap Stock Index Account except to the extent that the Standard & Poor's 500 Index also is so concentrated.

 9) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except to the extent permitted by applicable law and except that the Account may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

Non-Fundamental Restrictions
----------------------------
Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

 1) Invest more than 15% of its total assets in illiquid securities and in repurchase agreements maturing in more than seven days.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts, options on futures contracts, and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Invest more than 25% (10% for the LargeCap Stock Index and MidCap Value Accounts) of its total assets in securities of foreign issuers. This restriction does not apply to the International Emerging Markets Account.

 5) The Account may not invest more than five (5) percent of its assets in real estate limited partnerships.


6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.


Each Account, except International Emerging Markets, has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


Bond Account and Limited Term Bond Account


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Accounts is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Account or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

 4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

 5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Account's total assets at the time of the borrowing. The Bond Account may borrow only from banks.

 6) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations shall apply only with respect to 75% of the total assets of each Account.

 8) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 9) Concentrate its investments in any particular industry or industries, except that the Bond Account may invest not more than 25% of the value of its total assets in a single industry.

 10) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

 11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Account may invest in securities of issuers which invest in or sponsor such programs.

Non-Fundamental Restrictions
----------------------------
Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

 1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market, including all covered spread options and the assets used as cover for any options written in the Over-the-Counter market are included as part of this 15% limitation.


 2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

 3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Account's investments in all such issuers to exceed 5% of the value of its total assets.


4) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.


 5) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts, options on futures contracts and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 6) Invest in companies for the purpose of exercising control or management.

 7) Invest more than 20% of its total assets in securities of foreign issuers.

 8) Invest in arbitrage transactions.

 9) The Account may not invest more than five (5) percent of its assets in real estate limited partnerships.

Each Account has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


Government Securities Account


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Account is a matter of fundamental policy and may not be changed without shareholder approval. The Account may not:

 1) Issue any senior securities as defined in the Act except insofar as the Account may be deemed to have issued a senior security by reason of a) purchasing any securities on a standby, when-issued or delayed delivery basis; or b) borrowing money in accordance with restrictions described below.


 2) Purchase any securities other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, except that the Account may maintain reasonable amounts in cash or commercial paper or purchase short-term debt securities not issued or guaranteed by the U.S. Government or its agencies or instrumentalities for daily cash management purposes or pending selection of particular long-term investments.

 3) Act as an underwriter of securities, except to the extent the Account may be deemed to be an underwriter in connection with the sale of GNMA certificates held in its portfolio.

 4) Engage in the purchase and sale of interests in real estate, including interests in real estate investment trusts (although it will invest in securities secured by real estate or interests therein, such as mortgage-backed securities) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

 5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 6) Sell securities short or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

 7) Invest in companies for the purpose of exercising control or management.

 8) Make loans, except that the Account may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph (2) and may enter into repurchase agreements for such securities, and may lend its portfolio securities without limitation against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

 9) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Account's total assets at the time of the borrowing.

 10) Enter into repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the value of the Account's total assets would be invested in such repurchase agreements and other assets without readily available market quotations.

 11) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.

 12) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

Non-Fundamental Restrictions
----------------------------
The Account has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Account's present policy to:

 1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts, options on futures contracts and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.



2) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.


The Account has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


Money Market Account


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Account is a matter of fundamental policy and may not be changed without shareholder approval. The Account may not:

 1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in securities of issuers having their principal activities in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or obligations of domestic branches of U.S. banks and savings institutions. (See "Bank Obligations").


 2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

 3) Purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Account (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

 4) Invest a greater percentage of its total assets in securities not readily marketable than is allowed by federal securities rules or interpretations.

 5) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

 6) Purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Account's aggregate investments in all such companies to exceed 5% of the value of the Account's total assets.

 7) Engage in the purchase and sale of illiquid interests in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

 8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or the Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

 9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Account will not issue or acquire put and call options, straddles or spreads or any combination thereof.

 10) Invest in companies for the purpose of exercising control or management.

 11) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objective and policies, b) enter into repurchase agreements, and c) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

 12) Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed the lesser of
  a) 5% of the value of the Account's assets, or b) 10% of the value of the Account's net assets taken at cost at the time such borrowing is made. The Account will not issue senior securities except in connection with such borrowings. The Account may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 10% of the net assets.

 13) Invest in uncertificated time deposits maturing in more than seven days; uncertificated time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Account's total assets.

 14) Enter into repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of the value of the Account's total assets would be invested in such repurchase agreements and other assets (excluding time deposits) without readily available market quotations.

Non-Fundamental Restrictions
----------------------------


15) The Account has adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Account's present policy to: acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved


The Account has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050 and Principal LifeTime Strategic Income Accounts


Fundamental Restrictions
------------------------
Each of the following numbered restrictions for the above-listed Accounts is a matter of fundamental policy and may not be changed without shareholder approval. Each may not:

 1) Issue senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Purchase or sell commodities or commodities contracts except that the Account may invest in underlying funds that may purchase or write interest rate, currency and stock and bond index futures contracts and related options thereon.

 3) Purchase or sell real estate or interests therein, although the Account may purchase underlying funds which purchase securities of issuers that engage in real estate operations and securities secured by real estate or interests therein.

 4) Borrow money, except that it may a) borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3% of its total assets (including the amount borrowed) and b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes.

 5) Make loans, except that the Account may a) purchase underlying funds which purchase and hold debt obligations; and b) enter into repurchase agreements. This limit does not apply to purchases of debt securities or commercial paper by the Account or an underlying fund. For the purpose of this restriction, lending of fund securities by the underlying funds are not deemed to be loans.

 6) Act as an underwriter of securities, except to the extent that the Account or an underlying fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 7) Invest 25% or more of the value of its total assets in securities of issuers in any one industry except that the Account will concentrate its investments in the mutual fund industry. This restriction does not apply to the Account's investments in the mutual fund industry by virtue of its investments in the underlying funds. This restriction also does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

 8) Sell securities short.Each Account may invest in underlying funds which may sell securities short when the underlying fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short.

Non-Fundamental Restrictions
----------------------------
Each of these Accounts has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to each Account's present policy to:

 1) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. For the purpose of this restriction, collateral arrangements with respect to the writing of options by the underlying funds and collateral arrangements with respect to initial or variation margin for futures by the underlying funds are not deemed to be pledges of assets.


 2) Invest in companies for the purpose of exercising control or management.

Equity Value Account


Fundamental Restrictions
------------------------

Each of the following numbered restrictions for the above-listed Account is a matter of fundamental policy and may not be changed without shareholder approval. The Account may not:

 1) Issue any senior securities as defined in the 1940 Act. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.


 2) Invest in physical commodities or commodity contracts (other than foreign currencies), but it may purchase and sell financial futures contracts, options on such contracts, swaps and securities backed by physical commodities.

 3) Invest in real estate, although it may invest in securities that are secured by real estate and securities of issuers that invest or deal in real estate.

 4) Borrow money, except that it may a) borrow from banks (as defined in the 1940 Act) or other financial institutions or through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed); b) to the extent permitted by applicable law, borrow up to an additional 5% of its total assets for temporary purposes; c) obtain short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and d) purchase securities on margin to the extent permitted by applicable law (the deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered purchase of securities on margin).

 5) Make loans, except that the Account may a) purchase and hold debt obligations in accordance with its investment objectives and policies; b) enter into repurchase agreements; and c) lend its portfolio securities without limitation against collateral (consisting of cash or liquid assets) equal at all times to not less than 100% of the value of the securities loaned. This limit does not apply to purchases of debt securities or commercial paper.

 6) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) or purchase more than 10% of the outstanding voting securities of any one issuer, except that this limitation shall apply only with respect to 75% of the total assets of the Account.

 7) Act as an underwriter of securities, except to the extent that the Account may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

 8) Concentrate its investments in any particular industry, except that the Account may invest up to 25% of the value of its total assets in a single industry, provided that, when the Account has adopted a temporary defensive posture, there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities.

 9) Sell securities short (except where the Account holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short).

Non-Fundamental Restrictions
----------------------------
The Account has also adopted the following restrictions that are not fundamental policies and may be changed without shareholder approval. It is contrary to the Account's present policy to:

 1) Invest more than 15% of its net assets in illiquid securities and in repurchase agreements maturing in more than seven days except to the extent permitted by applicable law.


 2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put or call options, futures contracts, options on futures contracts and over-the-counter swap contracts are not deemed to be pledges or other encumbrances.

 3) Invest in companies for the purpose of exercising control or management.

 4) Invest more than 25% of its assets in foreign securities.

 5) Invest more than 5% of its total assets in real estate limited partnership interests.


6) Acquire securities of other investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act, invest more than 10% of its total assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one plan of reorganization. The Fund may purchase securities of closed-end investment companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.


The Account has also adopted the non-fundamental restriction which requires it, under normal circumstances, to invest at least 80% of its net assets in the type of securities, industry or geographic region (as described in the prospectus) as suggested by the name of the Account. The Account will provide 60-days notice to shareholders prior to implementing a change in this policy for the Account.


SECURITY SELECTION

Partners LargeCap Growth II
---------------------------
American Century uses a bottom-up approach to select stocks to buy for the Account. This means the managers make their investment decision based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or hold the stocks of companies they believe will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

Asset Allocation
----------------
Morgan Stanley Investment Management Inc. ("MSIM Inc.") focuses on companies with consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies. MSIM Inc. continually and rigorously studies company developments, including business strategy, management focus and financial results, to identify companies with earnings growth and business momentum. In its selection of securities for Asset Allocation, MSIM Inc. considers valuation to be of secondary importance and viewed in the context of prospects for sustainable earnings growth and the potential for positive earnings surprises in relation to consensus expectations.

LargeCap Growth Equity
--------------------------
When Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") places a trade for the same security or futures contract for more than one account, it is normal practice that such trades will be placed as a block.
.. Execution of orders for clients who designate the use of particular brokers generally can not participate in block trades, and should generally be delayed until the execution of non-broker designated orders has been completed.
.. Execution of orders for any client who prohibits participation in block trades should generally be delayed until the execution of any block trade for the security.

Multiple Trades in the Same Security or Futures Contract
.. Intra-Day: When a security or futures contract is traded in more than one lot during a day, either all accounts trading shall participate in each lot, or an average price shall be obtained that is applicable to all accounts.
.. Multi-Day: When a security or futures contract is traded across multiple days, all accounts trading shall participate on each day, unless the record clearly demonstrates that the trading decisions were made independently.

The intended basis of allocation for a trade should be recorded prior to placing the order. When this is not practicable, the intended allocation will be recorded immediately thereafter.


LargeCap Stock Index
------------------------
Principal Global Investors, LLC ("Principal") allocates Account assets in approximately the same weightings as the relevant index. Principal may omit or remove any stock from the Account if it determines that the stock is not sufficiently liquid. In addition, Principal may exclude or remove a stock from the Account if extraordinary events or financial conditions lead it to believe that such stock should not be a part of the Account's assets. Account assets may be invested in futures and options.

MidCap Growth
-------------
Mellon Equity Associates, LLP ("Mellon Equity") uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. The securities held are generally characterized by strong earnings growth momentum measures and higher expected earnings per share growth. Once such common stocks are identified, Mellon Equity constructs a portfolio that in the aggregate breakdown and risk profile resembles the Russell Midcap Growth Index, but is weighted toward the most attractive stocks. The valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy", "sell" or "hold." The decision to buy, sell or hold is made by Mellon Equity based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security.

SmallCap Value
--------------
JPMorgan Investment Management Inc. ("Morgan") uses fundamental research, systematic stock valuation and a disciplined portfolio construction process. Morgan seeks to enhance returns and reduce the volatility in the value of the Account relative to that of the U.S. small company value universe. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable characteristics. Such characteristics include significant and predictable cash flow and high quality management. Based on fundamental research and using a dividend discount model. Morgan ranks these companies within economic sectors according to their relative values. Morgan then selects for purchase the companies it feels to be most attractive within each economic sector.

Selections of equity securities for the other Accounts (except the MidCap Value
-------------------------------------------------------------------------------
Account).
-------------

Such selections are made based on an approach described broadly as "company-by-company" fundamental analysis. Three basic steps are involved in this analysis.
.. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years.

.. Second, given some conviction as to the likely economic climate, the Manager or Sub-Advisor attempts to identify the prospects for the major industrial, commercial and financial segments of the economy. By looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, the Manager or Sub-Advisor evaluates the prospects for each industry for the near and intermediate term.
.. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are evaluated in relation to the current price of the securities of each company.

MidCap Value
----------------
Neuberger Berman Management Inc. ("Neuberger Berman"), Sub-Advisor for the MidCap Value Account primarily uses a bottom-up approach although a limited top-down analysis will be used as well.

INVESTMENT STRATEGIES AND RISKS
Restricted Securities
---------------------

Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They are sold only in a public offering with an effective registration statement or in a transaction that is exempt from the registration requirements of the Securities Act of 1933. When registration is required, an Account may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Account may be permitted to sell a security. If adverse market conditions were to develop during such a period, the Account might obtain a less favorable price than existed when it decided to sell. Restricted securities and other securities not readily marketable are priced at fair value as determined in good faith by or under the direction of the Directors.

Each of the Accounts (except the Government Securities and Money Market Accounts) has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to 15%of its net assets. The Directors have adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid under these procedures are excluded from the preceding investment restriction.


Foreign Securities
------------------

Foreign companies may not be subject to the same uniform accounting, auditing and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges, although each Account seeks the most favorable net results on its portfolio transactions.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of a Account's assets is not invested and are earning no return. If an Account is unable to make intended security purchases due to settlement problems, the Account may miss attractive investment opportunities. In addition, an Account may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.


With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect an Account's investments in those countries. In addition, an Account may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility or exchange rates could result in investment losses for an Account. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to an Account's investors.


Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Accounts intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which an Account has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of an Account's portfolio. The Account may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.


Investments in companies of developing countries may be subject to higher risks than investments in companies in more developed countries. These risks include:
.. increased social, political and economic instability;
.. a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
.. lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
.. foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
.. relatively new capital market structure or market-oriented economy;
.. the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
.. restrictions that may make it difficult or impossible for the fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
.. possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial, and in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.


Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. An Account could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.


Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.


Depositary Receipts
-------------------
Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

The Accounts that may invest in foreign securities may invest in:
.. American Depositary Receipts ("ADRs") - receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. They are designed for use in U.S. securities markets.
.. European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")
  - receipts typically issued by a foreign financial institution to evidence an arrangement similar to that of ADRs.

Depositary Receipts may be issued by sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities of underlying unsponsored programs, and there may not be a correlation between the availability of such information and the market value of the Depositary Receipts.


Securities of Smaller Companies
-------------------------------

The Accounts may invest in securities of companies with small- or mid-sized market capitalizations. Market capitalization is defined as total current market value of a company's outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Smaller companies may be less mature than older companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources or less depth in management than larger or more established companies. Small companies also may be less significant factors within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies. Small company stocks may decline in price as large company stocks rise, or rise in price while larger company stocks decline. Investors should therefore expect the net asset value of the Account that invests a substantial portion of its assets in small company stocks may be more volatile than the shares of an Account that invests solely in larger company stocks.

Unseasoned Issuers
------------------

The Accounts may invest in the securities of unseasoned issuers. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the companies' growth prospects. As a result, investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies. In addition, many unseasoned issuers also may be small companies and involve the risks and price volatility associated with smaller companies.

Spread Transactions, Options on Securities and Securities Indices, and Futures
------------------------------------------------------------------------------
Contracts and Options on Futures Contracts
------------------------------------------

The Accounts may each engage in the practices described under this heading.

.. Spread Transactions. Each Account may purchase covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Account the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Account does not own, but which is used as a benchmark. The risk to the Account in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Account against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option is maintained in a segregated account by each Account's custodian. The Accounts do not consider a security covered by a spread option to be "pledged" as that term is used in the Account's policy limiting the pledging or mortgaging of assets.


.. Options on Securities and Securities Indices. Each Account may write (sell) and purchase call and put options on securities in which it invests and on securities indices based on securities in which the Account invests. The Accounts may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Account plans to purchase.

  . Writing Covered Call and Put Options. When an Account writes a call option, it gives the purchaser of the option the right to buy a specific security at a specified price at any time before the option expires. When an Account writes a put option, it gives the purchaser of the option the right to sell to the Account a specific security at a specified price at any time before the option expires. In both situations, the Account receives a premium from the purchaser of the option.


    The premium received by an Account reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium generates additional income for the Account if the option expires unexercised or is closed out at a profit. By writing a call, an Account limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, an Account assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.


    The Accounts write only covered options and comply with applicable regulatory and exchange cover requirements. The Accounts usually own the underlying security covered by any outstanding call option. With respect to an outstanding put option, each Account deposits and maintains with its custodian cash or other liquid assets with a value at least equal to the exercise price of the option.


    Once an Account has written an option, it may terminate its obligation before the option is exercised. The Account executes a closing transaction by purchasing an option of the same series as the option previously written. The Account has a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

  . Purchasing Call and Put Options. When an Account purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. An Account purchases call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Account is able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must exceed the sum of the exercise price, the premium paid and transaction costs.


    When an Account purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. An Account purchases put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Account is able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price enough to cover the premium and transaction costs.


    Once an Account purchases an option, it may close out its position by selling an option of the same series as the option previously purchased. The Account has a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

  . Options on Securities Indices. Each Account may purchase and sell put and call options on any securities index based on securities in which the Account may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Accounts engage in transactions in put and call options on securities indices for the same purposes as they engage in transactions in options on securities. When an Account writes call options on securities indices, it holds in its portfolio underlying securities which, in the judgment of the Manager or Sub-Advisor, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

  . Risks Associated with Option Transactions. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. The Accounts generally purchase or write only those options for which there appears to be an active secondary market. However, there is no assurance that a liquid secondary market on an exchange exists for any particular option, or at any particular time. If an Account is unable to effect closing sale transactions in options it has purchased, it has to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities. If an Account is unable to effect a closing purchase transaction for a covered option that it has written, it is not able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. An Account's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.


.. Futures Contracts and Options on Futures Contracts. Each Account may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Each Account may enter into futures contracts and related options transactions both for hedging and non-hedging purposes. Through the purchase and sale of futures contracts and related options, an Account seeks primarily to hedge against a decline in the value of securities owned by the Account or an increase in the price of securities that the Account plans to purchase. Each Account may also purchase and sell futures contracts and related options to maintain cash reserves while simulating full investment in securities and to keep substantially all of its assets exposed to the market.

  . Futures Contracts. When an Account sells a futures contract based on a financial instrument, the Account is obligated to deliver that kind of instrument at a specified future time for a specified price. When an Account purchases that kind of contract, it is obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date. The Account realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Accounts usually liquidate futures contracts on financial instruments in this manner, they may make or take delivery of the underlying securities when it appears economically advantageous to do so.


    A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities but result in a cash settlement. The amount of the settlement is based on the difference in value of the index between the time the contract was entered into and the time it is liquidated (at its expiration or earlier if it is closed out by entering into an offsetting transaction).


    When a futures contract is purchased or sold a brokerage commission is paid. Unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or other liquid assets (generally about 5% of the contract amount) is deposited by the Account with its custodian for the benefit of the futures commission merchant through which the Account engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Account to finance the transaction. It instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Account upon termination of the futures contract if all the Account's contractual obligations have been satisfied.


    Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, a process known as "marking to market." The fluctuations make the long or short positions in the futures contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made. Any additional cash is required to be paid to or released by the broker and the Account realizes a loss or gain.

    In using futures contracts, the Account seeks primarily to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Account proposes to acquire. An Account, for example, sells futures contracts in anticipation of a rise in interest rates that would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contract increases in value when the Account's debt securities decline in value and thereby keep the Account's net asset value from declining as much as it otherwise would. An Account also sells futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When an Account is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, an Account purchases futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

  . Options on Futures Contracts. The Accounts may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.


    Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that reflects an increase or a decrease from the premium originally paid. Options on futures can be used to hedge substantially the same risks addressed by the direct purchase or sale of the underlying futures contracts. For example, if an Account anticipates a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.


    If an Account purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Account is not subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.


    When an Account writes an option on a futures contract, the premium paid by the purchaser is deposited with the Account's custodian. The Account must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. It assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirements are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Account if the option is exercised.

  . Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. An Account's successful use of futures contracts is subject to the ability of the Manager or Sub-Advisor to predict correctly the factors affecting the market values of the Account's portfolio securities. For example, if an Account is hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Account and the prices of those debt securities instead increases, the Account loses part or all of the benefit of the increased value of its securities it hedged because it has offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Account, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.


    Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Account enters into a futures contract or related option only if there appears to be a liquid secondary market. There can be no assurance, however, that such a liquid secondary market exists for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Account continues to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Account has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Account may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Account's ability effectively to hedge its portfolio.


    Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


  . Limitations on the Use of Futures and Options on Futures Contracts. Each
    Account intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations.


    Each Account may enter into futures contracts and related options transactions, primarily for hedging purposes and for other appropriate risk management purposes, and to modify the Account's exposure to various currency, equity, or fixed-income markets. Each Account (other than Asset Allocation and Equity Growth) may engage in speculative futures trading. When using futures contracts and options on futures contracts for hedging or risk management purposes, each Account determines that the price fluctuations in the contracts and options are substantially related to price fluctuations in securities held by the Account or which it expects to purchase. In pursuing traditional hedging activities, each Account may sell futures contracts or acquire puts to protect against a decline in the price of securities that the Account owns. Each Account may purchase futures contracts or calls on futures contracts to protect the Account against an increase in the price of securities the Account intends to purchase before it is in a position to do so.


    When an Account purchases a futures contract, or purchases a call option on a futures contract, it segregates portfolio assets, which must be liquid and marked to the market daily, in a segregated account. The amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.


Forward Foreign Currency Exchange Contracts
-------------------------------------------
The Accounts (except the Government Securities and Money Market) may, but are not obligated to, enter into forward foreign currency exchange contracts under various circumstances. The Accounts (other than Asset Allocation and Equity Growth) will enter into forward foreign currency exchange contracts only for the purpose of "hedging", that is limiting the risks associated with changes in the relative rates of exchange between the U.S. dollar and foreign currencies in which securities owned by an Account are denominated or exposed. They do not enter into such forward contracts for non-hedging purposes. The Asset Allocation and Equity Growth Accounts each may engage in speculative forward foreign currency exchange contracts. Currency transactions include forward currency contracts, exchange listed or over-the-counter options on currencies. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a specified future date at a price set at the time of the contract.

The typical use of a forward contract is to "lock in" the price of a security in U.S. dollars or some other foreign currency which an Account is holding in its portfolio. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars or other currency, of the amount of foreign currency involved in the underlying security transactions, an Account may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other currency which is being used for the security purchase and the foreign currency in which the security is denominated in or exposed to during the period between the date on which the security is purchased or sold and the date on which payment is made or received.


The Sub-Advisor also may from time to time utilize forward contracts for other purposes. For example, they may be used to hedge a foreign security held in the portfolio or a security which pays out principal tied to an exchange rate between the U.S. dollar and a foreign currency, against a decline in value of the applicable foreign currency. They also may be used to lock in the current exchange rate of the currency in which those securities anticipated to be purchased are denominated in or exposed to. At times, an Account may enter into "cross-currency" hedging transactions involving currencies other than those in which securities are held or proposed to be purchased are denominated.


An Account segregates assets consisting of foreign securities denominated in or exposed to the currency for which the Account has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might result if the value of the currency increases.


Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to an Account if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, the risk exists that the perceived linkage between various currencies may not be present or may not be present during the particular time that an Account is engaging in proxy hedging. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments. These forms of governmental actions can result in losses to an Account if it is unable to deliver or receive currency or monies in settlement of obligations. They could also cause hedges the Account has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Currency exchange rates may also fluctuate based on factors extrinsic to a country's economy. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. The ability to establish and close out positions on trading options on currency futures contracts is subject to the maintenance of a liquid market that may not always be available.


Repurchase and Reverse Repurchase Agreements, Mortgage Dollar Rolls and
-----------------------------------------------------------------------
Sale-Buybacks
-------------

The Accounts may invest in repurchase and reverse repurchase agreements. In a repurchase agreement, an Account purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause an Account to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, an Account may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Account to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Manager or Sub-Advisor.

An Account may use reverse repurchase agreements, mortgage dollar roles, and economically similar transactions to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, an Account sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, an Account will maintain cash and appropriate liquid assets to cover its obligation under the agreement. The Account will enter into reverse repurchase agreements only with parties that the Manager or Sub-Advisor deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Account, although the Account's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.


A "mortgage dollar roll" is similar to a reverse repurchase agreement in certain respects. In a "dollar roll" transaction an Account sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which an Account pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which an Account enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Account, but only securities which are "substantially identical." To be considered "substantially identical," the securities returned to an Account generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.1% of the initial amount delivered.


An Account's obligations under a dollar roll agreement must be covered by segregated liquid assets equal in value to the securities subject to repurchase by the Account. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Account's restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed "illiquid" and subject to an Account's overall limitations on investments in illiquid securities.


An Account also may effect simultaneous purchase and sale transactions that are known as "sale-buybacks." A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments make on the underlying security pending settlement of the Account's repurchase of the underlying security. An Account's obligations under a sale-buyback typically would be offset by liquid assets equal in value to the amount of the Account's forward commitment to repurchase the subject security.


Swap Agreements and Options on Swap Agreements
----------------------------------------------

Each Account (except Money Market Account) may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps, to the extent permitted by its investment restrictions. To the extent an Account may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements. An Account may also enter into options on swap agreements ("swap options").

An Account may enter into swap transactions for any legal purpose consistent with its investment objectives and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities an Account anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with an Account's investment objectives and general investment policies, certain of the Accounts may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, an Account will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, an Account may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is for more than one period, with interim swap payments, an Account may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, an Account may be required to pay a higher fee at each swap reset date.


An Account may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. An Account may be either the buyer or seller in a credit default swap transaction. If an Account is a buyer and no event of default occurs, the Account will lose its investment and recover nothing. However, if an event of default occurs, the Account (if the buyer) will receive the full notional value of the reference obligation that may have little or no value. As a seller, an Account receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if an Account had invested in the reference obligation directly.


A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Account (except Money Market Account) may write (sell) and purchase put and call swap options. Most swap agreements entered into by the Accounts would calculate the obligations of the parties to the agreement on a "net basis." Consequently, an Account's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). An Account's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Account) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Manager or Sub-Advisor in accordance with procedures established by the Board of Directors, to avoid any potential leveraging of the Account's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Account's investment restriction concerning senior securities. Each Account will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Account's total assets.


Whether an Account's use of swap agreements or swap options will be successful in furthering its investment objective of total return will depend on the ability of the Account's Manager or Sub-Advisor to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, an Account bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Accounts will enter into swap agreements only with counterparties that present minimal credit risks, as determined by the Account's Manager or Sub-Advisor. Certain restrictions imposed on the Accounts by the Internal Revenue Code may limit the Accounts' ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect an Account's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.


Depending on the terms of the particular option agreement, an Account will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When an Account purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when an Account writes a swap option, upon exercise of the option the Account will become obligated according to the terms of the underlying agreement.


Liquidity. Some swap markets have grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, these swap markets have become relatively liquid.


The liquidity of swap agreements will be determined by the Manager or Sub-Advisor based on various factors, including:
  . the frequency of trades and quotations, . the number of dealers and prospective purchasers in the marketplace, . dealer undertakings to make a market, . the nature of the security (including any demand or tender features, and . the nature of the marketplace for trades (including the ability to assign or offset a portfolio's rights and obligations relating to the investment).

Such determination will govern whether a swap will be deemed to be within the 15% restriction on investments in illiquid securities.


For purposes of applying the Accounts' investment policies and restrictions (as stated in the Prospectuses and this SAI) swap agreements are generally valued by the Accounts at market value. In the case of a credit default swap sold by an Account (i.e., where the Account is selling credit default protection), however, the Account will value the swap at its notional amount. The manner in which the Accounts value certain securities or other instruments for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


High-Yield/High-Risk Bonds
--------------------------

The Asset Allocation, Balanced, Bond, and MidCap Value Accounts each may invest a portion of its assets in bonds that are rated below investment grade (i.e., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, an Account would experience a reduction in its income and could expect a decline in the market value of the bonds so affected. The Asset Allocation, Balanced and Bond Accounts may also invest in unrated bonds of foreign and domestic issuers. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the expense of obtaining a rating. The Manager or Sub-Advisor will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated bonds. Unrated bonds will be included in the limitation each Account has with regard to high yield bonds unless the Manager or Sub-Advisor deems such securities to be the equivalent of investment grade bonds.

Mortgage- and Asset-Backed Securities
-------------------------------------

The yield characteristics of the mortgage- and asset-backed securities in which the Asset Allocation, Balanced, Bond and Government Securities Accounts may invest differ from those of traditional debt securities. Among the major differences are that the interest and principal payments are made more frequently on mortgage- and asset-backed securities (usually monthly) and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if the Account purchases those securities at a premium, a prepayment rate that is faster than expected will reduce their yield, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield. If the Account purchases these securities at a discount, faster than expected prepayments will increase their yield, while slower than expected prepayments will reduce their yield. Amounts available for reinvestment by the Account are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.

In general, the prepayment rate for mortgage-backed securities decreases as interest rates rise and increases as interest rates fall. However, rising interest rates will tend to decrease the value of these securities. In addition, an increase in interest rates may affect the volatility of these securities by effectively changing a security that was considered a short-term security at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or medium-term securities.


The market for privately issued mortgage- and asset-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. A collateralized mortgage obligation ("CMO") may be structured in a manner that provides a wide variety of investment characteristics (yield, effective maturity and interest rate sensitivity). As market conditions change, and especially during periods of rapid market interest rate changes, the ability of a CMO to provide the anticipated investment characteristics may be greatly diminished. Increased market volatility and/or reduced liquidity may result.


Real Estate Investment Trusts
-----------------------------
Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development and long-term mortgage loans. Their value may be affected by changes in the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain exemption from the 1940 Act.

Zero-coupon securities
----------------------

The Accounts may invest in zero-coupon securities. Zero-coupon securities are "stripped" U.S. Treasury notes and bonds. They usually trade at a substantial discount from their face (par) value. Zero-coupon securities are subject to greater market value fluctuations in response to changing interest rates than debt obligations of comparable maturities that make distributions of interest in cash.

Securities Lending
------------------

All Accounts may lend their portfolio securities. None of the Accounts will lend its portfolio securities if as a result the aggregate of such loans made by the Account would exceed the limits established by the 1940 Act. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or other liquid assets equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Account and is maintained each business day. While such securities are on loan, the borrower pays the Account any income accruing thereon. The Account may invest any cash collateral, thereby earning additional income, and may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan terminates. Any gain or loss in the market value of the borrowed securities that occurs during the term of the loan belongs to the Account and its shareholders. An Account pays reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. An Account does not normally retain voting rights attendant to securities it has lent, but it may call a loan of securities in anticipation of an important vote.

When-Issued, Delayed Delivery and Forward Commitment Transactions
-----------------------------------------------------------------

Each of the Accounts may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis. When such purchases are outstanding, the Account will segregate until the settlement date assets determined to be liquid by the Sub-Advisor in accordance with procedures established by the Board of Directors, in an amount sufficient to meet the purchase price. Typically, no income accrues on securities an Account has committed to purchase prior to the time delivery of the securities is made, although an Account may earn income on securities it has segregated.


When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Account assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Because the Account is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Account's other investments. If the Account remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.


When the Account has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Account does not participate in future gains or losses with respect to the security. If the other party to a transaction fails to deliver or pay for the securities, the Account could miss a favorable price or yield opportunity or could suffer a loss. An Account may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss. There is no percentage limitation on the extent to which the Accounts may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.


Money Market Instruments/Temporary Defensive Position
-----------------------------------------------------

The Money Market Account invests all of its available assets in money market instruments maturing in 397 days or less. In addition, all of the Accounts may make money market investments (cash equivalents), without limit, pending other investment or settlement, for liquidity or in adverse market conditions. Following are descriptions of the types of money market instruments that the Accounts may purchase:

.. U.S. Government Securities - Securities issued or guaranteed by the U.S.
  government, including treasury bills, notes and bonds.

.. U.S. Government Agency Securities - Obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.
  . U.S. agency obligations include, but are not limited to, the Bank for
    Cooperatives, Federal Home Loan Banks and Federal Intermediate Credit Banks. . U.S. instrumentality obligations include, but are not limited to, the
    Export-Import Bank, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

  Some obligations issued or guaranteed by U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury. Others, such as those issued by the Federal National Mortgage Association, are supported by discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality. Still others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality.


.. Bank Obligations - Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars and overseas branches of U.S. commercial banks and foreign banks, which in the opinion of the Manager or Sub-Advisor, are of comparable quality. However, each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets that are insured by the Federal Savings and Loan Insurance Corporation. The Account may acquire obligations of U.S. banks that are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation.

  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose an Account to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization of assets, or the declaration of a moratorium. Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. An Account only buys short-term instruments where the risks of adverse governmental action are believed by the Manager or Sub-Advisor to be minimal. An Account considers these factors, along with other appropriate factors, in making an investment decision to acquire such obligations. It only acquires those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Account. An Account may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.


  A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, an Account occasionally may invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


.. Commercial Paper - Short-term promissory notes issued by U.S. or foreign corporations.


.. Short-term Corporate Debt - Corporate notes, bonds and debentures that at the time of purchase have 397 days or less remaining to maturity.


.. Repurchase Agreements - Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate.


.. Taxable Municipal Obligations - Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.


The ratings of nationally recognized statistical rating organization (NRSRO), such as Moody's Investor Services, Inc. ("Moody's") and Standard & Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSROs other than Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Manager or Sub-Advisor further evaluates these securities.


OTHER INVESTMENT COMPANIES

The Fund (except the Cash Management Fund) reserves the right to invest up to 10% of its total assets in the securities of all investment companies, but may not acquire more than 3% of the voting securities of, nor invest more than 5% of its total assets in securities of, any other investment company. Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, various exchange-traded funds ("ETFs") and other open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a offered at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. ETFs are often structured to perform in a similar fashion to a broad-based securities index. Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments. In addition, ETFs involve the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the index or underlying instruments.

As a shareholder in an investment company, the Fund would bear its ratable share of that entity's expenses, including its advisory and administrative fees. The Fund would also continue to pay its own advisory fees and other expenses. Consequently, the Fund and its shareholders, in effect, will be absorbing two levels of fees with respect to investments in other investment companies.


INDUSTRY CONCENTRATIONS

Each of the Accounts, except the Equity Income and Real Estate Securities Accounts, may not concentrate (invest more than 25% of its assets) its investments in any particular industry. The Equity Income Account may hold more than 25% of its assets in securities of companies in the utilities industry. The Real Estate Securities Account may hold more than 25% of its assets in securities of companies in the real estate industry. The LargeCap Stock Index Account may concentrate its investments in a particular industry only to the extent that the S&P 500 Index is concentrated. For purposes of applying the LargeCap Growth Equity Account and SmallCap Growth Account (portion sub-advised by Emerald) industry concentration restrictions, the Accounts use the industry groups used in the Data Monitor Portfolio Monitoring System of William O'Neill & Co., Incorporated. The portion of the SmallCap Growth Account sub-advised by UBS uses the S&P Global Industry Classification Standards (GICS) sector and industry classifications. The LargeCap Growth Account uses Bloomberg L.P. industry classifications. The Equity Value Account uses the industry groups of Morgan Stanley Capital International - Global Industry Classification Standard. The other Accounts use industry classifications based on the "Directory of Companies Filing Annual Reports with the Securities and Exchange Commission" except the Money Market Account divides the "asset-backed securities" category into five separate industry classifications in accordance with guidelines provided by the Manager.

PORTFOLIO TURNOVER
Portfolio turnover is a measure of how frequently a portfolio's securities are bought and sold. The portfolio turnover rate is generally calculated as the dollar value of the lesser of a portfolio's purchases or sales of shares of securities during a given year, divided by the monthly average value of the portfolio securities during that year (excluding securities whose maturity or expiration at the time of acquisition were less than one year). For example, a portfolio reporting a 100% portfolio turnover rate would have purchased and sold securities worth as much as the monthly average value of its portfolio securities during the year.

It is not possible to predict future turnover rates with accuracy. Many variable factors are outside the control of a portfolio manager. The investment outlook for the securities in which a portfolio may invest may change as a result of unexpected developments in securities markets, economic or monetary policies, or political relationships. High market volatility may result in a portfolio manager using a more active trading strategy than might otherwise be employed. Each portfolio manager considers the economic effects of portfolio turnover but generally does not treat the portfolio turnover rate as a limiting factor in making investment decisions.


Sale of shares by investors may require the liquidation of portfolio securities to meet cash flow needs. In addition, changes in a particular portfolio's holdings may be made whenever the portfolio manager considers that a security is no longer appropriate for the portfolio or that another security represents a relatively greater opportunity. Such changes may be made without regard to the length of time that a security has been held.


Higher portfolio turnover rates generally increase transaction costs that are expenses of the portfolio. Active trading may generate short-term gains (losses) for taxable shareholders.


The following Accounts had significant variation in portfolio turnover rates over the two most recently completed fiscal years:
.. Equity Income Account (2003 - 22.5%, 2004 - 137.2%) The Account's investment strategy (but not the investment objective) was changed effective March 1, 2004. The new strategy diversifies the Account's assets among value equities, convertible securities, preferred securities and real estate investment trusts, with an emphasis on high dividend yield. Bringing the Account's assets in line with that new strategy was the most significant factor in the variation.

.. Growth Account (2003 - 40.8%, 2004 - 122.4%) Principal Global Investors acquired Columbus Circle to manage large/mid growth strategies. Columbus Circle's investment strategy differed significantly from the prior sub-advisor thus turnover occurred to reposition the portfolio to the new strategy.
.. LargeCap Growth Equity (2003 - 51.1%, 2004 - 141.8%) The turnover rates vary considerably between 2003 and 2004 because the sub-advisor did a fair amount of turnover when the sub-advisor began managing account assets, so that the account reflected its investment outlook and objectives.
.. Limited Term Bond (2003 - 5.0%, 2004 - 34.8%) Turnover for 2004 was driven by the increase in unscheduled paydowns and maturities versus 2003. This reinvestment of these proceeds coupled with more active trading in agency debentures increased overall turnover in 2004.

MANAGEMENT


BOARD OF DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Other than serving as Directors, most of the Board members have no affiliation with the Fund or service providers. Each Director serves until a successor is duly qualified and elected.

MANAGEMENT INFORMATION
The name, tenure in office, address and date of birth of the officers and Board members are shown below. Each person also has the same position (including committee memberships, if any) with the Principal Investors Fund, Inc. and the Principal Mutual Funds which are also sponsored by Principal Life. Unless an address is shown, the mailing address for the Directors and Officers is the Principal Financial Group, Des Moines, Iowa 50392.

The following directors are considered not to be "interested persons" as defined
--------------------------------------------------------------------------------
in the 1940 Act.
----------------

                                                                                                       NUMBER
                                                                                                         OF
                                                                                                     PORTFOLIOS
                                                                                                      IN FUND          OTHER
                                                                                                      COMPLEX      DIRECTORSHIPS
                                                                                                      OVERSEEN          HELD
                        POSITION(S) HELD WITH    LENGTH OF          PRINCIPAL OCCUPATION(S)              BY              BY
NAME, ADDRESS AND AGE   FUND                    TIME SERVED           DURING PAST 5 YEARS             DIRECTOR        DIRECTOR
---------------------   ---------------------   -----------         -----------------------          ----------    -------------
Elizabeth Ballantine    Director                Since 2004    Principal, EBA Associates since 1998      109        The McClatchy
1113 Basil Road         Member Audit and                                                                              Company
McLean, Virginia        Nominating Committee
07/01/48


James D. Davis          Director                Since 1997    Attorney. Vice President, Deere and       109             None
4940 Center Court       Member Audit and                      Company, Retired.
Bettendorf, Iowa        Nominating Committee
03/22/34

Richard W. Gilbert      Director                Since 1997    President, Gilbert Communications,        109        Calamos Asset
5040 Arbor Lane, #302   Member Audit and                      Inc. since 1993.                                    Management, Inc.
Northfield, Illinois    Nominating Committee
05/08/40


Mark A. Grimmett        Director                Since 2004    Executive Vice President and CFO,         109
6310 Deerfield Avenue   Member Audit and                      Merle Norman Cosmetics, Inc., since                       None
San Gabriel,            Nominating Committee                  2000. Prior thereto, Vice President
California                                                    and CFO.
04/03/60


William C. Kimball      Director                Since 1999    Chairman and CEO, Medicap Pharmacies,     109       Casey's General
3094 104th              Member Audit and                      Inc. Retired.                                         Stores, Inc.
Urbandale, Iowa         Nominating Committee
11/28/1947




Barbara A. Lukavsky     Director                Since 1997    President and CEO, Barbican               109
100 Market, #314        Member Audit and                      Enterprises, Inc. since 1997.                             None
Des Moines IA           Nominating Committee
09/10/40                Member Executive
                        Committee

The following directors are considered to be "interested persons" as defined in
-------------------------------------------------------------------------------
the 1940 Act because of an affiliation with the Manager and Principal Life.
---------------------------------------------------------------------------

John E. Aschenbrenner  Director                Since 1998   Director, Principal      109
08/16/49                                                    Management
                                                            Corporation and
                                                            Princor Financial
                                                            Services Corporation
                                                            ("Princor") since
                                                            1998. President,
                                                            Insurance and                       None
                                                            Financial Services
                                                            since 2003. Executive
                                                            Vice President,
                                                            Principal Life
                                                            Insurance Company
                                                            2000-2003; Prior
                                                            thereto, Senior Vice
                                                            President, 1996-2000.

Ralph C. Eucher        Director and President  Since 1999   Director and             109
06/14/52               & CEO                                President, Princor
                       Member Executive                     and Principal
                       Committee                            Management
                                                            Corporation since
                                                            1999. Senior Vice
                                                            President, Principal
                                                            Life Insurance
                                                            Company since 2002.                 None
                                                            Vice President,
                                                            1999-2002. Prior
                                                            thereto, Second Vice
                                                            President, Principal
                                                            Life Insurance
                                                            Company.

Larry D. Zimpleman     Director                Since 2001   Chairman and             109
09/07/51               Chairman of the Board                Director, Princor and
                       Member Executive                     Principal Management
                       Committee                            Corporation since
                                                            2001. President,
                                                            Retirement and
                                                            Investor Services
                                                            since 2003. Executive
                                                            Vice President,                     None
                                                            Principal Life
                                                            2001-2003. Senior
                                                            Vice
                                                            President,1999-2001.
                                                            Prior thereto, Vice
                                                            President,1998-1999.




The Fund has an Audit and Nominating Committee. Its members are identified above. During the last fiscal year, the Committee met four times. The audit function of the Committee is oversight; specifically, the Committee is responsible, among other things, for: (1) appointing, compensating, and conducting oversight of the work of the independent auditors; (2) reviewing the scope and approach of the proposed audit plan and the audit procedures to be performed; (3) ensuring the objectivity of the internal auditors and the independence of the independent auditors; and (4) establishing and maintaining procedures for the handling of complaints received regarding accounting, internal controls, and auditing. In addition, the Committee meets with the independent and internal auditors to discuss the results of the audits and reports to the full Board of the Fund. The Committee also receives reports about accounting and financial matters affecting the Fund.


The nominating function of the Committee, among other things, includes selecting and nominating all candidates who are not "interested persons" of the Fund (as defined in the 1940 Act) for election to the Board.


The Board approved the Audit and Nominating Committee Charter on September 13, 2004.


The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board. During the year ended December 31, 2004, the committee met once.


Officers (other than Directors)
-------------------------------

Craig L. Bassett     Treasurer               Since 1997   Second Vice President
03/12/52                                                  and Treasurer,
                                                          Principal Life
                                                          Insurance Company since
                                                          1998. Director -
                                                          Treasury 1996-1998.
                                                          Prior thereto,
                                                          Associate Treasurer.

Michael J. Beer      Executive Vice          Since 1997   Executive Vice
01/09/61             President                            President and Chief
                     Principal Accounting                 Operating Officer,
                     Officer                              Princor Financial
                                                          Services Corporation
                                                          and Principal
                                                          Management Corporation
                                                          since 1999. Vice
                                                          President and Chief
                                                          Operating Officer,
                                                          1998-1999. Prior
                                                          thereto, Vice President
                                                          and Financial Officer.

Randy L. Bergstrom   Assistant Tax Counsel   Since 2005   Counsel, Principal
03/12/55                                                  Life, since 1997.

David J. Brown       Chief Compliance        Since 2004   Vice President, Product
04/11/60             Officer                              & Distribution
                                                          Compliance, Principal
                                                          Life since 2004. Second
                                                          Vice President,
                                                          Compliance, 2000 to
                                                          2004. Prior thereto,
                                                          Director - Individual
                                                          Compliance, 1998 to
                                                          2000.

Jill R. Brown        Vice President          Since 2003   Vice President and
08/17/67             Chief Financial                      Chief Financial
                     Officer                              Officer, Princor since
                                                          2003. Assistant
                                                          Financial Controller
                                                          Principal Financial
                                                          Group, 1999-2003. Prior
                                                          thereto, Senior
                                                          Accounting Leader
                                                          Principal Financial
                                                          Group.

Arthur S. Filean     Senior Vice President   Since 1997   Senior Vice President,
11/04/38             and Secretary                        Princor and Principal
                                                          Management Corporation,
                                                          since 2000. Vice
                                                          President, Princor,
                                                          1990-2000. Vice
                                                          President, Principal
                                                          Management Corporation,
                                                          1996-2000.


Ernest H. Gillum     Vice President          Since 1997   Vice President and
06/01/55             Assistant Secretary                  Chief Compliance Officer,
                                                          Princor and Principal
                                                          Management Corporation,
                                                          since 2004. Vice
                                                          President, Product
                                                          Development, since 2000.
                                                          Prior thereto Vice
                                                          President - Compliance
                                                          and Product Development.


Jane E. Karli        Assistant Treasurer     Since 1997   Assistant Treasurer,
04/01/57                                                  Principal Life
                                                          Insurance Company since
                                                          1998. Prior thereto
                                                          Senior Accounting and
                                                          Custody Administrator.

Patrick A. Kirchner  Assistant Counsel       Since 2002   Counsel, Principal Life
12/11/60                                                  Insurance Company since
                                                          2000. Attorney,
                                                          1999-2000. Prior
                                                          thereto, Attorney,
                                                          MidAmerican Energy
                                                          Company

Carolyn F. Kolks     Assistant Tax Counsel   Since 2005   Counsel, Principal
11/24/62                                                  Life, since 2003. Prior
                                                          thereto, Attorney.

Thomas J. Loftus     Assistant Counsel       Since 2002   Counsel, Principal Life
07/03/53                                                  Insurance Company since
                                                          2002. Counsel, Merrill
                                                          Lynch Insurance Group
                                                          2000-2001. Prior
                                                          thereto Counsel, The
                                                          Prudential Insurance
                                                          Company of America.

David W. Miles       Senior Vice President   Since 2005   Senior Vice President,
04/19/57                                                  Princor and the
                                                          Manager, since 2005.

Sarah J. Pitts       Assistant Counsel       Since 2000   Counsel, Principal Life
12/31/45                                                  Insurance Company since
                                                          1997.

Layne A. Rasmussen   Controller              Since 1997   Controller - Mutual
10/30/58                                                  Funds, Principal
                                                          Management Corporation
                                                          since 1995.

Michael D. Roughton  Counsel                 Since 1997   Vice President and
07/10/51                                                  Senior Securities
                                                          Counsel, Principal Life
                                                          Insurance Company,
                                                          since 1999. Counsel
                                                          1994-1999. Counsel,
                                                          Principal Global
                                                          Investors, LLC, Princor
                                                          and Principal
                                                          Management Corporation.

Jean B. Schustek     Vice President          Since 1997   Vice President -
02/17/52             Assistant Secretary                  Registered Products,
                                                          Principal Management
                                                          Corporation and Princor
                                                          Financial Services
                                                          Corporation since 2005.
                                                          Prior thereto,
                                                          Assistant Vice
                                                          President - Registered
                                                          Products.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


The following tables set forth the aggregate dollar range of mutual funds within the fund complex which were beneficially owned by the Directors as of December 31, 2004. Ms. Ballantine was elected to the Board of Directors on December 13, 2004 and therefore is not included in the tables below. As of December 31, 2004, none of the Directors own any shares of the Principal Variable Contracts Fund, Inc. (all of which are owned by the Principal Life Insurance Company). Only the Directors who are "interested persons" are eligible to participate in an employee benefit program which invests in the Principal Investors Fund, Inc.


                                     DIRECTORS NOT CONSIDERED TO BE "INTERESTED PERSONS"
                                -------------------------------------------------------------
A  None
B  $1 - $10,000
C  $10,001 - $50,000
D  $50,001 - $100,000
E  over $100,000
                                 JAMES D.   RICHARD W.    MARK A.    WILLIAM C.    BARBARA A.
 PRINCIPAL MUTUAL FUND            DAVIS       GILBERT     GRIMMETT     KIMBALL      LUKAVSKY
 ---------------------            -----       -------     --------     -------      --------
Balanced                            B            B           A            A             A
Bond                                C            D           C            B             E
Capital Value                       C            C           A            A             A
Cash Management                     C            B           C            D             C
Equity Income                       E            B           A            D             A
Government Securities Income        B            B           A            A             A
Growth                              D            D           A            A             A
International                       B            C           A            A             E
International Emerging Markets      C            A           A            A             A
International SmallCap              C            A           A            A             A
LargeCap Stock Index                A            A           A            A             A
Limited Term Bond                   A            A           B            E             E
MidCap                              E            D           A            E             A
Partners Blue Chip                  D            B           A            A             A
Partners Equity Growth              A            A           A            D             A
Partners LargeCap Blend             A            A           A            A             A
Partners LargeCap Value             A            A           A            D             A
Partners MidCap Growth              A            A           A            C             A
Partners SmallCap Growth            A            A           A            C             A
Real Estate Securities              A            A           A            E             A
SmallCap                            A            A           A            A             A
Tax-Exempt Bond                     B            A           A            A             A
  TOTAL FUND COMPLEX                E            E           C            E             E


                                              DIRECTORS CONSIDERED TO BE "INTERESTED PERSONS"
                                       -------------------------------------------------------------
A  None
B  $1 - $10,000
C  $10,001 - $50,000
D  $50,001 - $100,000
E  over $100,000
                                             JOHN E.              RALPH C.              LARRY D.
 PRINCIPAL MUTUAL FUND                    ASCHENBRENNER            EUCHER              ZIMPLEMAN
 ---------------------                    -------------            ------              ---------
Balanced                                        B                     A                    A
Bond                                            C                     A                    A
Capital Value                                   C                     A                    A
Cash Management                                 B                     B                    A
Equity Income                                   B                     C                    A
Government Securities Income                    A                     C                    A
Growth                                          C                     C                    A
International                                   C                     A                    A
International Emerging Markets                  A                     A                    A
International SmallCap                          C                     A                    A
LargeCap Stock Index                            A                     A                    A
Limited Term Bond                               C                     A                    A
MidCap                                          C                     D                    A
Partners Blue Chip                              C                     C                    A
Partners Equity Growth                          C                     C                    A
Partners LargeCap Blend                         A                     D                    A
Partners LargeCap Value                         A                     D                    A
Partners MidCap Growth                          B                     A                    A
Partners SmallCap Growth                        A                     A                    A
Real Estate Securities                          C                     A                    A
SmallCap                                        A                     A                    A
Tax-Exempt Bond                                 A                     D                    A
 PRINCIPAL INVESTORS FUND (THROUGH PARTICIPATION IN AN EMPLOYEE BENEFIT PLAN)
Bond & Mortgage Securities                      C                     B                    C
Government Securities                           A                     D                    A
International I                                 E                     A                    C
International Emerging Markets                  C                     A                    A
LargeCap Growth                                 C                     A                    A
LargeCap S&P 500 Index                          C                     D                    A
MidCap Blend                                    C                     B                    C
Money Market                                    C                     A                    A
Partners LargeCap Blend I                       B                     A                    A
Partners LargeCap Growth I                      C                     A                    A
Partners LargeCap Value                         B                     C                    C
Partners MidCap Growth                          C                     A                    A
Principal LifeTime Strategic Income             B                     A                    A
Real Estate Securities                          C                     A                    A
SmallCap S&P 600 Index                          D                     A                    A
  TOTAL FUND COMPLEX                            E                     E                    D

The Directors also serve as Directors for each of the 24 investment companies (with a total of 109 portfolios as of March 1, 2005) sponsored by Principal Life Insurance Company ("Principal Life"). Each Director who is also not an "interested person" as defined in the 1940 Act received compensation for service as a member of the Board of all such companies based on a schedule that takes into account an annual retainer amount, the number of meetings attended and the assets of the Account for which the meetings are held. These fees and expenses are divided among the investment companies based on their relative net assets. During the period ending December 31, 2004, each director who is not an "interested person" except Ms. Ballantine who was elected to the Board in December 2004, received $79,750, except Mr. Grimmett who received $64,093, from the fund complex.


INVESTMENT ADVISORY AND OTHER SERVICES


INVESTMENT ADVISORS

The Manager of the Fund is Principal Management Corporation, a wholly-owned subsidiary of Princor Financial Services Corporation ("Princor") which is a wholly-owned subsidiary of Principal Financial Services, Inc. The Manager is an affiliate of Principal Life. The address of both Princor and the Manager is the Principal Financial Group, Des Moines, Iowa 50392-2080. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Life.

The Manager has executed agreements with various Sub-Advisors. Under those Sub-Advisory agreements, the Sub-Advisor agrees to assume the obligations of the Manager to provide investment advisory services for a specific Account. For these services, each Sub-Advisor is paid a fee by the Manager.

Accounts: LargeCap Value
Sub-Advisor: AllianceBernstein Investment Research and Management ("Bernstein"), a wholly-owned subsidiary of Alliance Capital Management, L.P. ("Alliance"). As of December 31, 2004, Alliance managed $538.0 billion in assets. Bernstein is located at 767 Fifth Avenue, New York, NY 10153 and Alliance is located at 1345 Avenue of the Americas, New York, NY 10105.

Accounts: Equity Value
Sub-Advisor: American Century Investment Management, Inc. ("American Century") was founded in 1958. Its office is located in the American Century Tower at 4500 Main Street, Kansas City, MO 64111. As of December 31, 2004, American Century managed $97.9 billion in assets.

Accounts: Growth
Sub-Advisor: Columbus Circle Investors ("CCI") is an affiliate of Principal
         Global Investors LLC and a member of the Principal Financial Group. CCI was founded in 1975. Its address is Metro Center, One Station Place, Stamford, CT 06902. As of December 31, 2004, CCI had approximately $3.9 billion in assets under management.

Accounts: LargeCap Growth Equity
Sub-Advisor: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") is a privately held global investment management firm servicing clients in the corporate, public, endowment and foundation marketplace located at 40 Rowes Wharf, Boston, MA 02110. As of December 31, 2004, GMO managed $81.5 billion in client assets.

Accounts: SmallCap Value
Sub-Advisor: J.P. Morgan Investment Management Inc. ("Morgan"), 522 Fifth
         Avenue, New York, NY 10036 is a wholly-owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. ("JPMorgan") a bank holding company. JPMorgan is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc. which, through Morgan and its other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment advisor to individual and institutional clients. As of December 31, 2004, J.P. Morgan and its subsidiaries had total combined assets under management of approximately $791 billion.

Accounts: MidCap Growth
Sub-Advisor: Mellon Equity Associates, LLP ("Mellon Equity"), 500 Grant Street,
         Suite 4200, Pittsburgh, PA 15258. Mellon Equity is a wholly owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon has more than $4.0 trillion in assets under management, administration or custody, including $707 billion under management. As of December 31, 2004, Mellon Equity managed approximately $20.1 billion in assets.

Accounts: Asset Allocation
Sub-Advisor: Morgan Stanley Investment Management Inc. ("MSIM Inc."), with principal offices at 1221 Avenue of the Americas, New York, NY 10020, provides a broad range of portfolio management services to customers in the U.S. and abroad. As of December 31, 2004, MSIM Inc., together with its affiliated asset management companies, had approximately $431 billion in asset under management.

Accounts: MidCap Value
Sub-Advisor: Neuberger Berman Management, Inc. ("Neuberger Berman") is an affiliate of Neuberger Berman, LLC. Neuberger Berman, LLC is located at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. Together with Neuberger Berman, the firms manage more than $82.9 billion in total assets (as of December 31, 2004) and continue an asset management history that began in 1939. Neuberger Berman Management, Inc. is an indirect, wholly owned subsidiary of Lehman Brothers Holdings, Inc. Lehman Brothers is located at 745 Seventh Avenue, New York, NY 10019.

Accounts: Balanced, Capital Value, Diversified International, Government
         Securities, Equity Income, International Emerging Markets, International SmallCap, LargeCap Stock Index, Limited Term Bond, MidCap, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, and SmallCap.
Sub-Advisor: Principal Global Investors, LLC ("Principal") is an indirectly wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager. Principal has been active in retirement plan investing since 1941 and has sub-advised mutual fund assets since 1969. Principal manages equity, fixed-income and real estate investments primarily for institutional investors, including Principal Life. As of December 31, 2004, Principal, together with its affiliated asset management companies, had approximately $137.8 billion in asset under management. Principal Global Investor's headquarters address is 801 Grand Avenue, Des Moines, Iowa 50392 and has other primary asset management offices in New York, London, Sydney and Singapore.

Accounts: Equity Growth and LargeCap Blend

Sub-Advisor: T. Rowe Price Associates, Inc. ("T. Rowe Price"), a wholly-owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over 68 years of investment management experience. Together with its affiliates, T. Rowe Price had approximately $235.2 billion in assets under management as of December 31, 2004. T. Rowe Price is located at 100 East Pratt Street, Baltimore, MD 21202.

Accounts: SmallCap Growth
Sub-Advisor: UBS Global Asset Management (Americas) Inc., a Delaware corporation located at 1 North Wacker, Chicago, IL 60606 ("UBS Global AM"), is a registered investment advisor. UBS Global AM, a subsidiary of UBS AG, is a member of the UBS Global Asset Management business group (the "Group") of UBS AG. As of December 31, 2004, UBS Global AM managed approximately $61.3 billion in assets and the Group managed approximately $527.4 billion in assets.

Each of the persons affiliated with the Fund who is also an affiliated person of the Manager or Principal is named below, together with the capacities in which such person is affiliated:


 NAME                    OFFICE HELD WITH THE FUND                    OFFICE HELD WITH THE MANAGER/PRINCIPAL
 ----                    -------------------------                    --------------------------------------
 John E. Aschenbrenner   Director                                     Director (Manager)
 Craig L. Bassett        Treasurer                                    Treasurer (Manager)
 Michael J. Beer         Executive Vice President and Principal       Executive Vice President and Chief Operating Officer
                         Accounting Officer                            (Manager)
 David J. Brown          Chief Compliance Officer                     Senior Vice President (Manager)
 Jill R. Brown           Vice President and Chief Financial Officer   Vice President and Chief Financial Officer (Manager)
 Ralph C. Eucher         Director and President                       Director and President (Manager)
 Arthur S. Filean        Senior Vice President and Secretary          Senior Vice President (Manager)
 Ernest H. Gillum        Vice President and Assistant Secretary       Vice President and Chief Compliance Officer (Manager)
 David W. Miles          Senior Vice President                        Senior Vice President (Manager)
 Layne A. Rasmussen      Controller                                   Controller - Mutual Funds (Manager)
 Michael D. Roughton     Counsel                                      Counsel (Manager; Principal)
 Jean B. Schustek        Vice President and Assistant Secretary       Vice President - Registered Products (Manager)
 Larry D. Zimpleman      Director and Chairman of the Board           Director and Chairman of the Board (Manager)




CODES OF ETHICS

The Fund, the Manager, each of the Sub-Advisors and Princor (as principal underwriter of the Fund) have adopted Codes of Ethics ("Codes") under Rule 17j-1 of the 1940 Act. These Codes are designed to prevent persons with access to information regarding the portfolio trading activity of an Account from using that information for their personal benefit. In certain circumstances, personal securities trading is permitted in accordance with procedures established by the Codes. The Boards of Directors of the Manager, the Fund, Princor and each of the Sub-Advisors periodically review their respective Codes. The Codes are on file with, and available from, the SEC.

PROXY VOTING POLICIES

The Board of Directors has delegated responsibility for decisions regarding proxy voting for securities held by each Account to that Account's Sub-Advisor. The Sub-Advisor will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed by the Board of Directors, and which are found in Appendix B.

Any material changes to the proxy policies and procedures will be submitted to the Board of Directors for approval.


COST OF MANAGER'S SERVICES


For providing the investment advisory services, and specified other services, the Manager, under the terms of the Management Agreement for the Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

                                            NET ASSET VALUE OF ACCOUNT
                        -------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT
 ACCOUNT                 $250 MILLION  $250 MILLION  $250 MILLION  $250 MILLION   THEREAFTER
 -------                -------------  ------------  ------------  ------------   ----------
 Capital Value and
 Growth                     0.60%         0.55%         0.50%         0.45%         0.40%
 LargeCap Blend and
 LargeCap Value             0.75          0.70          0.65          0.60          0.55
 Diversified
 International and
 Equity Value               0.85          0.80          0.75          0.70          0.65
 International
 Emerging Markets           1.25          1.20          1.15          1.10          1.05
 MidCap Value               1.05          1.00          0.95          0.90          0.85


                         OVERALL
                           FEE
                          ----
 LargeCap Growth
 Equity                    1.00%
 LargeCap Stock Index      0.35
 Principal LifeTime
 2010                    0.1225
 Principal LifeTime
 2020                    0.1225
 Principal LifeTime
 2030                    0.1225
 Principal LifeTime
 2040                    0.1225
 Principal LifeTime
 2050                    0.1225
 Principal LifeTime
 Strategic Income        0.1225

                            FIRST          NEXT          NEXT          NEXT           OVER
                         $100 MILLION  $100 MILLION  $100 MILLION  $100 MILLION   $400 MILLION
                        -------------  ------------  ------------  ------------   ------------
 Asset Allocation and
 Equity Growth              0.80%         0.75%         0.70%         0.65%          0.60%
 Balanced and Equity
 Income                     0.60          0.55          0.50          0.45           0.40
 International
 SmallCap                   1.20          1.15          1.10          1.05           1.00
 SmallCap Growth            1.00          0.95          0.90          0.85           0.80
 MidCap                     0.65          0.60          0.55          0.50           0.45
 MidCap Growth and
 Real Estate
 Securities                 0.90          0.85          0.80          0.75           0.70
 SmallCap                   0.85          0.80          0.75          0.70           0.65
 SmallCap Value             1.10          1.05          1.00          0.95           0.90
 All Other                  0.50          0.45          0.40          0.35           0.30


There is no assurance that the net assets of any Account will reach sufficient amounts to be able to take advantage of the rate decreases. The net assets of each Account and the rate of the fee for each Account for investment management services as provided in the Management Agreement were as follows:

                        NET ASSETS AS OF              MANAGEMENT FEE
 ACCOUNT                DECEMBER 31, 2004   FOR PERIODS ENDED DECEMBER 31, 2004
 -------                -----------------   -----------------------------------
 Asset Allocation         $103,130,538                     0.80%
 Balanced                  126,547,878                     0.59
 Bond                      286,684,490                     0.46
 Capital Value             265,579,646                     0.60
 Diversified
 International             226,753,058                     0.85
 Equity Growth             280,699,868                     0.76
 Equity Income              44,571,803                     0.60
 Equity Value                2,213,332                     0.85
 Government Securities     334,033,783                     0.44
 Growth                    134,956,248                     0.60
 International
 Emerging Markets           43,502,478                     1.25
 International
 SmallCap                   99,833,389                     1.20
 LargeCap Blend             90,750,824                     0.75
 LargeCap Growth
 Equity                     31,178,902                     1.00
 LargeCap Stock Index      158,236,736                     0.35
 LargeCap Value             80,720,901                     0.75
 Limited Term Bond          56,241,405                     0.50
 MidCap                    395,303,777                     0.58
 MidCap Growth              59,674,070                     0.90
 MidCap Value               78,165,605                     1.05
 Money Market              140,553,313                     0.48
 Principal LifeTime
 2010                           10,843                     0.12
 Principal LifeTime
 2020                           15,134                     0.12
 Principal LifeTime
 2030                          151,355                     0.12
 Principal LifeTime
 2040                          146,870                     0.12
 Principal LifeTime
 2050                           88,241                     0.12
 Principal LifeTime
 Strategic Income               10,677                     0.12
 Real Estate
 Securities                146,022,214                     0.90
 SmallCap                   85,115,339                     0.85
 SmallCap Growth            63,453,330                     1.00
 SmallCap Value            107,206,049                     1.10

Except for certain Fund expenses set out below, the Manager is responsible for expenses, administrative duties and services including the following: expenses incurred in connection with the registration of the Fund and Fund shares with the SEC; office space, facilities and costs of keeping the books of the Fund; compensation of all personnel who are officers and any directors who are also affiliated with the Manager; fees for auditors and legal counsel; preparing and printing Fund prospectuses; administration of shareholder accounts, including issuance, maintenance of open account system, dividend disbursement, reports to shareholders and redemptions. However, some of all of these expenses may be assumed by Principal Life and some or all of the administrative duties and services may be delegated by the Manager to Principal Life or affiliate thereof.


Each Account pays for certain corporate expenses incurred in its operation. Among such expenses, the Account pays brokerage commissions on portfolio transactions, transfer taxes and other charges and fees attributable to investment transactions, any other local, state or federal taxes, fees and expenses of all directors of the Fund who are not persons affiliated with the Manager, interest, fees for Custodian of the Account, and the cost of meetings of shareholders.


Sub-Advisory Agreement
----------------------
For providing the investment advisory services, and specified other services, the Sub-Advisor, under the terms of the Sub-Advisory Agreement for the Account, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

                                      NET ASSET VALUE OF ACCOUNT
                        -----------------------------------------------
                           FIRST          NEXT          NEXT           OVER
 ACCOUNT                 $40 MILLION  $160 MILLION  $100 MILLION   $300 MILLION
 -------                ------------  ------------  ------------   ------------
 Asset Allocation          0.45%         0.30%         0.25%          0.20%



 The Sub-Advisory Fee on all Equity Growth Account assets through the period ending July 31, 2005 is 0.35%. Thereafter:
                                                                      NET ASSET VALUE OF ACCOUNT
                                      --------------------------------------------------------------------------
                                                  FIRST                          NEXT                            OVER
 ACCOUNT                                       $250 MILLION                  $250 MILLION                    $500 MILLION
 -------                                      -------------                  ------------                    ------------
 Equity Growth                                    0.40%                         0.375%                           0.35%
 In calculating the fee, assets of the Accounts and any mutual fund sponsored by Principal Life to which T. Rowe Price, as
 Sub-Advisor, provides investment advisory services and which have the same investment mandate as the Accounts will be combined
 (together "aggregated assets"). The fee charged for the asset in the Accounts are determined by calculating a fee on the value of the aggregated assets using the above fee schedules.

                                      NET ASSET VALUE OF ACCOUNT
                        -------------------------------------------------------
                            FIRST          NEXT          NEXT           OVER
 ACCOUNT                 $200 MILLION  $300 MILLION  $250 MILLION   $750 MILLION
 -------                -------------  ------------  ------------   ------------
 Equity Value               0.40%         0.35%         0.30%          0.28%




                                                     NET ASSET VALUE OF ACCOUNT
                            ----------------------------------------------------------------------------
                               FIRST          NEXT          NEXT          NEXT               OVER
 ACCOUNT                     $50 MILLION  $200 MILLION  $350 MILLION  $400 MILLION        $1 BILLION
 -------                    ------------  ------------  ------------  ------------        ----------
                                                                                    0.275 % on
 LargeCap Blend                0.40%         0.35%         0.30%         0.275%     all assets



                                        NET ASSET VALUE OF ACCOUNT
                        -----------------------------------------------------------
                            FIRST          NEXT           NEXT           OVER
 ACCOUNT                 $250 MILLION  $2500 MILLION  $500 MILLION    $1 BILLION
 -------                -------------  -------------  ------------    ----------
 LargeCap Growth
 Equity                     0.41%          0.33%         0.25%      0.20 % on all assets


                                                 NET ASSET VALUE OF ACCOUNT
                 -------------------------------------------------------------------------------------------
                    FIRST         NEXT         NEXT         NEXT         NEXT         NEXT           NEXT
 ACCOUNT          $10 MILLION  $15 MILLION  $25 MILLION  $50 MILLION  $50 MILLION  $50 MILLION   $200 MILLION
 -------         ------------  -----------  -----------  -----------  -----------  -----------   ------------
 LargeCap Value     0.60%         0.50%        0.40%        0.30%        0.25%       0.225%         0.20%


                                   NET ASSET VALUE OF ACCOUNT
                                   ---------------------------
                                       FIRST          OVER
 ACCOUNT                            $50 MILLION   $50 MILLION
 -------                           ------------   -----------
 MidCap Growth                         0.40%         0.35%


                                            NET ASSET VALUE OF ACCOUNT
                        -------------------------------------------------------------------
                            FIRST          NEXT          NEXT          NEXT
 ACCOUNT                 $100 MILLION  $150 MILLION  $250 MILLION  $250 MILLION   THEREAFTER
 -------                -------------  ------------  ------------  ------------   ----------
 MidCap Value               0.50%         0.475%        0.45%         0.425%        0.40%



                                          NET ASSET VALUE OF ACCOUNT
                                  ------------------------------------------
                                      FIRST          NEXT            OVER
 ACCOUNT                           $50 MILLION   $250 MILLION    $300 MILLION
 -------                          ------------   ------------    ------------
 SmallCap Growth
 - UBS                                0.60%          0.55%           0.45%




                                     NET ASSET VALUE OF ACCOUNT
                        -----------------------------------------------------
                           FIRST         NEXT          NEXT           OVER
 ACCOUNT                 $10 MILLION  $40 MILLION  $150 MILLION   $200 MILLION
 -------                ------------  -----------  ------------   ------------
 SmallCap Growth -
 Emerald                   0.75%         0.60%        0.50%          0.45%






                                          NET ASSET VALUE OF ACCOUNT
                                  ------------------------------------------
                                      FIRST          NEXT            OVER
 ACCOUNT                           $50 MILLION   $250 MILLION    $300 MILLION
 -------                          ------------   ------------    ------------
 SmallCap Value                       0.60%          0.55%           0.50%





ACCOUNTS FOR WHICH PRINCIPAL SERVES AS SUB-ADVISOR . Principal is Sub-Advisor for each Account identified below. The Manager pays Principal a fee, computed and paid monthly, at an annual rate as shown below.


To calculate the fee for an Account in Table A, assets of the Account, along with the assets of all other Accounts in Table A, are combined with any:
.. Principal Life non-registered separate account sub-advised by Principal with assets invested primarily in fixed-income securities (except money market separate accounts);
.. Principal Life sponsored mutual fund sub-advised by Principal with assets invested primarily in fixed-income securities (except money market mutual funds); and

.. assets of the Principal Balanced Fund, Inc.
The calculation does not include any portion of such mutual funds and/or separate accounts for which advisory services are provided, directly or indirectly, by employees of Post Advisory Group, LLC ("Post").

To calculate the fee for an Account in Table B, the assets of the Account are combined with assets sub-advised by Principal with the same investment mandate (e.g. midcap value) in
.. (a) Principal Life non-registered separate account sub-advised by Principal
  and
.. (b) Principal Life sponsored mutual fund sub-advised by Principal.

For any Account for which investment advisory services are provided, directly or indirectly, by employees of Post, the Manager pays a fee equal to an annual rate of 0.30% for the portion of the net assets for which Post provides investment advisory services.

                                            TABLE A
                                   NET ASSET VALUE OF ACCOUNT
                        ------------------------------------------------
                           FIRST        NEXT        NEXT        OVER
 ACCOUNT                 $5 BILLION  $1 BILLION  $4 BILLION  $10 BILLION
 -------                -----------  ----------  ----------  -----------
 Balanced, Government
 Securities and
 Limited Term Bond        0.115%       0.100%      0.095%      0.090%




                                                                           TABLE B
                                                                 NET ASSET VALUE OF ACCOUNT
                               -----------------------------------------------------------------------------------------------
                                  FIRST         NEXT          NEXT          NEXT          NEXT          NEXT           OVER
 ACCOUNT                        $50 MILLION  $50 MILLION  $100 MILLION  $200 MILLION  $350 MILLION  $750 MILLION   $1.5 BILLION
 -------                       ------------  -----------  ------------  ------------  ------------  ------------   ------------
 Capital Value, Equity Income
 and Growth                       0.27%         0.25%        0.22%         0.18%         0.13%         0.09%          0.06%
 Diversified International        0.35          0.28         0.20          0.16          0.12          0.10           0.08



                                                                TABLE B
                                                      NET ASSET VALUE OF ACCOUNT
                    -----------------------------------------------------------------------------------------------
                       FIRST         NEXT          NEXT          NEXT          NEXT          NEXT           OVER
 ACCOUNT             $25 MILLION  $75 MILLION  $100 MILLION  $300 MILLION  $500 MILLION  $500 MILLION   $1.5 BILLION
 -------            ------------  -----------  ------------  ------------  ------------  ------------   ------------
 MidCap                0.40%         0.32%        0.27%         0.23%         0.18%         0.13%          0.08%
 SmallCap              0.48          0.36         0.27          0.25          0.22          0.18           0.12


                        TABLE C
                                            SUB-ADVISOR
                                            PERCENTAGE
 ACCOUNT                                        FEE
 -------                                    -----------
 International Emerging Markets               0.5000%
 International SmallCap                       0.5000
 LargeCap Stock Index                         0.0150
 Principal LifeTime 2010                      0.0425
 Principal LifeTime 2020                      0.0425
 Principal LifeTime 2030                      0.0425
 Principal LifeTime 2040                      0.0425
 Principal LifeTime 2050                      0.0425
 Principal LifeTime Strategic Income          0.0425








Fees paid for investment management services during the periods indicated were as follows:

             MANAGEMENT FEES FOR PERIODS ENDED DECEMBER 31,
 ACCOUNT                              2004         2003         2002
 -------                              ----         ----         ----
 Asset Allocation                  $  794,336   $  684,764   $  742,230
 Balanced                             737,265      670,500      746,208
 Bond                               1,239,048    1,164,438      929,868
 Capital Value                      1,506,086    1,307,704    1,396,713
 Diversified
 International                      1,594,080    1,113,831    1,116,629
 Equity Growth                      2,028,524    1,798,319    2,039,756
 Equity Income                        214,226      159,295      167,214
 Equity Value                           6,032*
 Government Securities              1,512,695    1,633,416    1,166,975
 Growth                               812,984      773,354      971,214
 International Emerging Markets       399,404      185,777*     120,464*
 International SmallCap               949,855      566,727      511,381
 LargeCap Blend                       531,456      225,306       35,303*
 LargeCap Growth Equity               275,666       77,701       56,562
 LargeCap Stock Index                 479,784      306,803      259,068
 LargeCap Value                       465,940      196,493       36,992
 Limited Term Bond                    200,782       38,467
 MidCap                             2,075,365    1,654,689    1,616,053
 MidCap Growth                        495,611      275,040      218,745
 MidCap Value                         643,832      369,527      196,057
 Money Market                         698,379      858,412      883,421
 Principal LifeTime 2010                    4*
 Principal LifeTime 2020                    5*
 Principal LifeTime 2030                   22*
 Principal LifeTime 2040                   32*
 Principal LifeTime 2050                   31*
 Principal LifeTime Strategic
 Income                                     4*
 Real Estate Securities               972,586      588,499      313,424
 SmallCap                             605,273      347,933      288,410
 SmallCap Growth                      572,912      414,201      418,449
 SmallCap Value                       998,160      637,097      446,550
 *before reimbursement from
 Manager

Fees paid for Sub-Advisory services during the periods indicated were as follows:

                         SUB-ADVISOR FEES FOR PERIODS ENDED DECEMBER 31,
 ACCOUNT                     2004             2003             2002
 -------                     ----             ----             ----
 Asset Allocation          $358,964         $316,910         $338,364
 Balanced                   127,684          102,307          117,141
 Capital Value              328,396          215,037          236,571
 Diversified
 International              200,560          140,055          146,890
 Equity Growth              826,575          749,065          831,921
 Equity Income               71,338           18,310           19,909
 Equity Value                 2,849
 Government Securities      363,825          377,766          244,986
 Growth                     166,883           89,509          116,607
 International
 Emerging Markets           154,000           69,527           46,999
 International
 SmallCap                   386,951          225,589          215,541
 LargeCap Blend             243,712          108,749           16,524
 LargeCap Growth
 Equity                     111,181           34,989           27,779
 LargeCap Stock Index        20,151           12,633           11,130
 LargeCap Value             199,688          136,201           29,415
 Limited Term Bond           40,291                0
 MidCap                     496,500          267,108          269,737
 MidCap Growth              209,408          122,357           97,151
 MidCap Value               299,828          176,123           93,492
 Principal LifeTime
 2010                             0
 Principal LifeTime
 2020                             0
 Principal LifeTime
 2030                             4
 Principal LifeTime
 2040                             7
 Principal LifeTime
 2050                             9
 Principal LifeTime
 Strategic Income                 0
 SmallCap                   142,249           98,871           86,311
 SmallCap Growth            315,599          234,954          216,791
 SmallCap Value             525,787          342,873          243,766

For the periods ended December 31, the Manager waived a portion of its fee from the following:

 ACCOUNT                                  2004          2003           2002
 -------                                  ----          ----           ----
 Equity Value                            $1,456       $12,743        $59,127
 International Emerging Markets                       $12,743        $59,127
 LargeCap Blend                                                        1,966
 Principal LifeTime 2010                    349
 Principal LifeTime 2020                    350
 Principal LifeTime 2030                    343
 Principal LifeTime 2040                    345
 Principal LifeTime 2050                    348
 Principal LifeTime Strategic Income        349


The Manager intends to continue the voluntary waivers (which may be discontinued at any time) and, if necessary, pay expenses normally payable by the Accounts through April 30, 2006 in an amount that will maintain total operating expenses as follows:


 ACCOUNT
 -------
 Equity Value               1.10%
 Principal LifeTime
 2010                       0.16
 Principal LifeTime
 2020                       0.13
 Principal LifeTime
 2030                       0.16
 Principal LifeTime
 2040                       0.13
 Principal LifeTime
 2050                       0.12
 Principal LifeTime
 Strategic Income           0.14



The expense limits in place through the period ended April 30, 2005 maintained operating expenses (expressed as a percentage of average net assets attributable to an Account on an annualized basis) which did not exceed the following percentages:



 ACCOUNT
 -------
 Equity Value               1.10%
 LargeCap Stock Index       0.40
 Principal LifeTime
 2010                       0.16
 Principal LifeTime
 2020                       0.13
 Principal LifeTime
 2030                       0.16
 Principal LifeTime
 2040                       0.14
 Principal LifeTime
 2050                       0.13
 Principal LifeTime
 Strategic Income           0.14



The Management Agreement and the Investment Service Agreement, under which Principal Life (or its subsidiaries), has agreed to furnish certain personnel, services and facilities required by the Manager to enable it to fulfill its responsibilities for the Accounts, were last approved by the Fund's Board of Directors on September 13, 2004. The Management Agreement was last approved by shareholders on November 2, 1999. The Sub-Advisory Agreements for the Accounts were approved by the Fund's Board of Directors on September 13, 2004.


The agreements provide for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors or by vote of a majority of the outstanding voting securities of an Account of the Fund. In either event, continuation shall be approved by vote of a majority of the independent Directors.


The objective of the annual review of each of these contracts by the Board of Directors is to determine whether, in light of all pertinent factors, the Directors, and specifically the Directors who are not "interested persons", are satisfied in the aggregate with the services provided by the Manager and each Sub-Advisor or other party, and whether the Directors believe it is in the best interests of the Fund's shareholders to continue receiving such services. The Directors concluded that the fees paid by each Account to the Manager and each Sub-Advisor or other party, reflected a reasonable relationship to the services rendered and would have been the product of arm's length bargaining. The Directors also concluded that it was in the best interests of each Account's shareholders to continue to receive such services. The Directors reached this conclusion based upon a review of all pertinent factors including, but not limited to, each Account's management fees and operating expenses relative to a peer group consisting of unaffiliated mutual funds; a review of all non-investment services such as transfer agency services and shareholder administrative services provided by to the Fund by the Manager without charge, corporate accounting and general administration services provided without charge by the Manager and regulatory services (including initial and all subsequent regulatory filings with the SEC, and the preparation and printing of prospectuses), also provided without charge to the Fund by the Manager; review of the investment advisory services provided by the Manager and Sub-Advisor to each Account; investment performance and the quality of services provided; the financial and managerial strength of the Manager and Sub-Advisor, including their affiliation with substantial financial services companies; the Manager's sub-advisor selection and monitoring process; and the soft dollar arrangements by which brokers provide research to the Manager and Sub-Advisors for some of the Accounts in return for brokerage allocation. Based upon their review, the Directors determined that each Account was paying a competitive fee for the services provided by the Manager and Sub-Advisors and that the Manager and Sub-Advisors were doing an appropriate job of fulfilling their contractual obligations for each Account.


The Agreements may be terminated at any time on 60 days written notice to the applicable Sub-Advisor either by vote of the Board of Directors of the Fund or by a vote of a majority of the outstanding securities of the applicable Account and by the Manager, the respective Sub-Advisor, or Principal Life, as the case may be, on 60 days written notice to the Fund and/or applicable Sub-Advisor. The Agreements will automatically terminate in the event of their assignment.


Custodian
---------
The custodian for the Diversified International, International Emerging Markets and International SmallCap Accounts is J.P.Morgan Chase Bank., 4 Chase Metro Tech Center, 18th Floor, Brooklyn, NY 11245. The custodian for the other Accounts is Bank of New York, 100 Church Street, 10th Floor, New York, NY 10286. The custodians perform no managerial or policymaking functions for the Fund or the Accounts.

BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE ON PURCHASES AND SALES OF SECURITIES

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Account, the objective of the Account's Manager or Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Manager or Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer, confidentiality, including trade anonymity, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Manager or Sub-Advisor will pay a broker commissions that are in excess of the amount of commissions another broker might have charged for executing the same transaction when the Manager or Sub-Advisor believes that such commissions are reasonable in light of a) the size and difficulty of the transaction b) the quality of the execution provided and c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Manager or Sub-Advisor exercises investment discretion. The Manager or Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the NYSE from non-Exchange members in transactions off the Exchange.)

The Manager or Sub-Advisor may give consideration in the allocation of business to services performed by a broker (e.g., the furnishing of statistical data and research generally consisting of, but not limited to, information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Manager or Sub-Advisor may also pay additional commission amounts for research services. Such statistical data and research information received from brokers or dealers as described above may be useful in varying degrees and the Manager or Sub-Advisor may use it in servicing some or all of the accounts it manages. However, in the opinion of the Manager or Sub-Advisor, the value thereof is not determinable and it is not expected that the expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the research efforts of Manager or Sub-Advisor. The Manager or Sub-Advisor allocated portfolio transactions for the Accounts indicated in the following table to certain brokers during the most recent fiscal year due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.


   ACCOUNT                          COMMISSIONS PAID
   -------                          ----------------
   Capital Value                        $606,934
   Equity Growth                           7,310
   Equity Income                          26,785
   Growth                                 83,658
   International                         140,372
   International Emerging Markets         38,187
   International SmallCap                 27,551
   LargeCap Blend                          2,879
   LargeCap Stock Index                       92
   LargeCap Value                            240
   MidCap                                116,079
   MidCap Growth                          23,143
   MidCap Value                            7,055
   Real Estate Securities                 44,671
   SmallCap                               88,479
   SmallCap Growth                        10,495



Subject to the rules promulgated by the SEC, as well as other regulatory requirements, the Board has approved procedures whereby an Account may purchase securities that are offered in underwritings in which an affiliate of a Sub-Advisor, or the Manager, participates. These procedures prohibit an Account from directly or indirectly benefiting a Sub-Advisor affiliate or a Manager affiliate in connection with such underwritings. In addition, for underwritings where a Sub-Advisor affiliate or a Manager participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Account could purchase in the underwritings. The Manager or Sub-Advisor shall determine the amounts and proportions of orders allocated to the Sub-Advisor or affiliate. The Directors of the Fund will receive quarterly reports on these transactions.


The Board has approved procedures that permit a Fund to effect a purchase or sale transaction between the Account and any other affiliated mutual fund or between the Account and affiliated persons of the Account under limited circumstances prescribed by SEC rules. Any such transaction must be effected without any payment other than a cash payment for the securities, for which a market quotation is readily available, at the current market price; no brokerage commission or, fee (except for customary transfer fees), or other remuneration may be paid in connection with the transaction. The Board receives quarterly reports of all such transactions.


Purchases and sales of debt securities and money market instruments usually are principal transactions; portfolio securities are normally purchased directly from the issuer or from an underwriter or marketmakers for the securities. Such transactions are usually conducted on a net basis with the Account paying no brokerage commissions. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers include the spread between the bid and asked prices.


The Board has approved procedures whereby an Account may participate in a commission recapture program. Commission recapture is a form of institutional discount brokerage that returns commission dollars directly to an

Account. It provides a way to gain control over the commission expenses incurred by an Account's Manager and/or Sub-Advisor, which can be significant over time and thereby reduces expenses, improves cash flow and conserves assets. An Account can derive commission recapture dollars from both equity trading commissions and fixed-income (commission equivalent) spreads. The Accounts may participate in a program through a relationship with Frank Russell Securities, Inc. From time to time, the Board reviews whether participation in the recapture program is in the best interest of the Accounts.

The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Account went to broker-dealers that provided research, statistical or other factual information.


                                     TOTAL BROKERAGE COMMISSIONS PAID
                                       FOR PERIODS ENDED DECEMBER 31
 ACCOUNT                            2004            2003           2002
 -------                            ----            ----           ----
 Asset Allocation                $   32,842      $  137,183     $  126,621
 Balanced                           203,332         303,483        271,415
 Capital Value                    1,392,434       1,004,105      1,127,656
 Diversified International        1,348,767         702,806        509,661
 Equity Growth                      857,167         901,138      1,118,481
 Equity Income                      157,343          16,250         63,049
 Equity Value                          595/(1)/
 Growth                             295,144         148,663        178,189
 International Emerging Markets     379,974         139,853        117,597
 International SmallCap             507,642         311,164        167,477
 LargeCap Blend                     138,909          61,404        15,394/(//2//)/
 LargeCap Growth Equity              58,177          25,798         21,960
 LargeCap Stock Index                22,811          17,972         21,117
 LargeCap Value                      89,929          62,968        24,658/(//2//)/
 MidCap                             436,158         405,297        563,439
 MidCap Growth                       67,970          69,231         31,721
 MidCap Value                       115,251          87,313         61,374
 Real Estate Securities             193,422         141,989        106,929
 SmallCap                           521,340         331,111        326,624
 SmallCap Growth                     78,134          68,630        504,866
 SmallCap Value                     109,148         131,174        128,916



 /(1) /Period from August 30, 2004 (date operations commenced) through December
  31, 2004.
 /(//2//) /Period from May 1, 2002 (date operations commenced) through December
  31, 2002.

Certain broker-dealers are considered to be affiliates of the Fund.
.. Archipelago, LLC, Goldman Sachs Asset Management, Inc., Goldman Sachs JBWere and Spear, Leeds & Kellogg are affiliates of Goldman Sachs & Co. Goldman Sachs Asset Management is a sub-advisor for the Principal Partners Blue Chip Fund, Inc. and two portfolios of the Principal Investors Fund, Inc.

.. JP Morgan Chase is an affiliated broker of American Century which serves as sub-advisor to the Equity Value Account of Principal Variable Contracts Fund, Inc. and one fund in the Principal Investors Fund, Inc.

.. Chase Securities, J.P. Morgan/Chase, Fleming Martin Ltd., and Robert Fleming
  Inc. are affiliates of J.P.Morgan Securities J.P.Morgan Investment Management Inc. is a sub-advisor for the SmallCap Value Account of Principal Variable Contracts Fund, Inc. and a portfolio of Principal Investors Fund, Inc.

.. Lehman Brothers and Neuberger Berman Management Inc. are affiliates of
  Neuberger Berman LLC. Neuberger Berman Management Inc. is a sub-advisor for the MidCap Value Account of Principal Variable Contracts Fund, Inc. and a fund of the Principal Investors Fund, Inc.

.. Morgan Stanley DW, Inc. is affiliated with Morgan Stanley Investment
  Management, which acts as sub-advisor to the Asset Allocation Account of Principal Variable Contracts Fund, Inc.

.. National Financial Services is affiliated with Fidelity Management & Research
  Company which serves as a sub-advisor for two portfolios of Principal Investors Fund, Inc.

.. Advest, Inc., BNP Paribas Securities Corp and Sanford C. Bernstein & Co., LLC are affiliates of Alliance Capital Management L.P., which through its Bernstein Investment Research & Management Unit sub-advises the LargeCap Value Account of Principal Variable Contracts Fund, Inc., a portfolio in the Principal Investors Fund, Inc. and the Principal Partners LargeCap Value Fund, Inc. Alliance Capital Management LP sub-advises a portfolio in the Principal Investors Fund, Inc.

.. Spectrum Asset Management, Inc. is an affiliate of the Principal Global
  Investors which serves as sub-advisor for several of the Principal Mutual Funds, several portfolios of the Principal Investors Fund, Inc. and several accounts of the Principal Variable Contracts Fund, Inc.

.. UBS Financial Services Inc. and UBS Securities Inc. are affiliates of UBS
  Global AM which serves as sub-advisor to the SmallCap Growth Account of Principal Variable Contracts Fund, Inc. two portfolios in the Principal Investors Fund, Inc. and the Partners SmallCap Growth Fund, Inc.

Brokerage commissions paid to affiliates during the periods ending December 31 were as follows:


                                       COMMISSIONS PAID TO ADVEST, INC.
                                       --------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2003                         25              0.02                     0.01
 Equity Growth
 2003                        505              0.06                     0.05
 MidCap Value
 2004                         15              0.01                     0.02
 SmallCap Value
 2004                        186              0.17                     0.40




                                     COMMISSIONS PAID TO ARCHIPELAGO LLC
                                     -----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Equity Growth
 2004                         127             0.01                     0.12
 Equity Value
 2004                           2             0.36                     2.07
 LargeCap Blend
 2004                          69             0.05                     0.18
 SmallCap Growth
 2002                       4,762             0.94                     1.88
 SmallCap Value
 2004                         327             0.30                     0.43
 2003                         124             0.09                     0.17






                                    COMMISSIONS PAID TO BNP PARIBAS, INC.
                                    -------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Diversified
 International
 2004                       2,405             0.18                     0.13
 International
 Emerging Markets
 2004                       2,742             0.72                     0.43
 International
 SmallCap
 2004                       1,427             0.28                     0.25






                                     COMMISSIONS PAID TO CHASE SECURITIES
                                     ------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2002                         15              0.01                     0.02
 Equity Growth
 2002                        215              0.02                     0.03



                                   COMMISSIONS PAID TO FLEMING MARTIN, INC.
                                   ----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 MidCap Value
 2003                        240              0.27                     0.08
 2002                        798              1.30                     1.22

                                   COMMISSIONS PAID TO GOLDMAN SACHS & CO.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2004                       9,998            30.44                     33.81
 2003                       5,626             4.10                      4.98
 2002                       9,421             7.44                     14.84
 Balanced
 2004                       6,639             3.26                      1.94
 2003                      11,377             3.75                      2.73
 2002                      13,471             4.96                      4.25
 Capital Value
 2004                      69,769             5.01                      4.35
 2003                      42,501             4.23                      2.68
 2002                      77,273             6.85                      6.25
 Diversified
 International
 2004                      39,744             2.95                      2.64
 2003                      37,111             5.28                      4.89
 2002                      37,725             7.40                      7.14
 Equity Growth
 2004                      27,748             3.24                      2.63
 2003                      41,345             4.59                      4.23
 2002                      94,111             8.41                      7.54
 Equity Income
 2004                       4,083             2.60                      2.25
 2002                       2,940             4.66                      2.32
 Equity Value
 2004                           3             0.56                      0.15
 Growth
 2004                      19,289             6.54                      3.67
 2003                       7,310             4.92                      4.77
 2002                       3,935             2.21                      2.60
 International
 Emerging Markets
 2004                         350             0.09                      0.12
 2003                         364             0.26                      0.27
 2002                       1,461             1.24                      1.95
 International
 SmallCap
 2004                      11,436             2.25                      2.25
 2003                      12,270             3.94                      3.69
 2002                       5,054             3.02                      3.10
 LargeCap Blend
 2004                       2,231             1.61                      1.28
 2003                       1,889             3.08                      1.61
 2002                         537             3.49                      1.38
 LargeCap Growth
 Equity
 2004                       3,226             5.54                      4.48
 2003                         532             2.06                      1.42
 2002                         569             2.59                      2.17
 LargeCap Stock Index
 2004                          27             0.12                      0.13
 LargeCap Value
 2004                      15,821            17.59                     18.17
 2003                       1,789             2.84                      3.08
 2002                          44             0.18                      0.03
 MidCap
 2004                      14,147             3.24                      3.27
 2003                      13,810             3.41                      3.42
 2002                      55,229             9.80                      7.41
 MidCap Growth
 2004                      13,974            20.56                     18.59
 2003                       4,884             7.05                     12.47
 2002                         130             0.41                      0.15
 MidCap Value
 2004                       1,920             1.67                      1.79
 2003                         227             0.25                      0.32
 2002                       1,044             1.70                      1.54
 Real Estate
 Securities
 2004                       8,511             4.40                      2.14
 2003                       2,904             2.04                      1.61
 2002                       1,884             1.76                      1.81
 SmallCap
 2004                      13,564             2.60                      2.48
 2003                      19,199             5.80                      5.51
 2002                      11,733             3.59                      2.76
 SmallCap Growth
 2004                       1,405             1.80                      1.74
 2003                         250             0.36                      0.31
 2002                      18,655             3.69                      3.51
 SmallCap Value
 2004                       4,044             3.70                      3.30
 2003                       6,607             5.04                      5.71
 2002                       4,085             3.17                      2.45

                                   COMMISSIONS PAID TO GOLDMAN SACHS JBWERE
                                   ----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 International
 SmallCap
 2004                        507              0.10                     0.07






                                     COMMISSIONS PAID TO JP MORGAN/CHASE
                                     -----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Equity Growth
 2004                         90              0.01                     0.01
 2002                        426              0.04                     0.06
 Diversified
 International
 2004                        122              0.01                     0.04
 International
 SmallCap
 2004                        398              0.08                     0.08
 LargeCap Blend
 2004                        105              0.08                     0.05
 2002                          6              0.04                     0.02
 MidCap Value
 2004                        535              0.46                     0.56
 SmallCap Growth
 2004                        665              0.85                     0.33






                                 COMMISSIONS PAID TO J. P. MORGAN SECURITIES
                                 ---------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2003                       2,405             1.75                     1.26
 2002                       2,806             2.22                     1.74
 Balanced
 2004                       2,023             1.00                     0.69
 2003                       3,971             1.31                     0.85
 2002                      10,022             3.69                     3.11
 Capital Value
 2004                      24,970             1.79                     2.09
 2003                       6,904             0.69                     0.70
 2002                      56,035             4.97                     3.86
 Diversified
 International
 2004                      85,389             6.33                     5.72
 2003                      28,759             4.09                     3.53
 2002                      19,178             3.76                     2.70
 Equity Growth
 2004                      19,204             2.24                     2.27
 2003                      28,396             3.15                     3.40
 2002                      34,433             3.08                     2.80
 Equity Income
 2004                       4,142             2.63                     1.60
 2002                         592             0.94                     0.71
 Growth
 2004                       1,764             0.60                     0.49
 2003                       2,240             1.51                     0.71
 2002                       2,812             1.58                     1.68
 International
 Emerging Markets
 2004                      18,546             4.88                     4.60
 2003                      19,086            13.65                     9.40
 2002                      12,291            10.45                     7.83
 International
 SmallCap
 2004                      22,955             4.52                     4.95
 2003                       3,107             1.00                     0.96
 2002                       2,591             1.55                     0.95
 LargeCap Blend
 2004                         867             0.62                     0.46
 2003                       1,190             1.94                     0.91
 2002                         122             0.79                     0.50
 LargeCap Growth
 Equity
 2004                          58             0.10                     0.05
 2003                         256             0.99                     0.68
 2002                         704             3.21                     2.24
 LargeCap Value
 2004                         120             0.13                     0.03
 2003                         132             0.21                     0.03
 MidCap
 2004                      11,723             2.69                     2.79
 2003                       8,446             2.08                     1.58
 2002                      29,229             5.19                     4.57
 MidCap Growth
 2004                       2,982             4.39                     2.43
 MidCap Value
 2004                       2,180             1.89                     1.86
 2003                       1,341             1.54                     1.43
 2002                       1,172             1.91                     1.76
 Real Estate
 Securities
 2004                       1,520             0.79                     0.62
 2003                       5,210             3.67                     3.05
 2002                       4,110             3.84                     1.67
 SmallCap
 2004                       2,998             0.58                     0.38
 2003                       2,695             0.81                     1.00
 2002                       9,123             2.79                     1.75
 SmallCap Growth
 2004                         255             0.33                     0.30
 2003                         635             0.93                     0.69
 2002                      23,927             4.74                     3.29

                                     COMMISSIONS PAID TO LEHMAN BROTHERS
                                     -----------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2004                        1,486            4.52                      5.60
 2003                       15,593           11.37                     10.85
 Balanced
 2004                       11,247            5.53                      5.02
 2003                       15,580            5.13                      4.85
 Capital Value
 2004                      109,944            7.90                      8.05
 2003                       70,924            7.06                      8.09
 Diversified
 International
 2004                       96,626            7.16                      6.51
 2003                       31,035            4.42                      4.56
 Equity Growth
 2004                       51,660            6.03                      5.73
 2003                       45,924            5.10                      5.00
 Equity Income
 2004                       13,509            8.59                      7.32
 Equity Value
 2004                            1            0.13                      0.03
 Growth
 2004                       13,099            4.44                      3.57
 2003                       21,698           14.60                     13.90
 International
 Emerging Markets
 2004                       17,167            4.52                      4.49
 2003                          406            0.29                      0.38
 International
 SmallCap
 2004                       13,101            2.58                      2.61
 2003                        7,078            2.27                      2.52
 LargeCap Blend
 2004                        6,487            4.67                      5.44
 2003                       12,113           19.73                     40.33
 LargeCap Growth
 Equity
 2004                          808            1.39                      1.43
 2003                          334            1.29                      1.10
 LargeCap Stock Index
 2004                       14,546           63.76                     50.15
 2003                       12,646           70.37                     62.21
 LargeCap Value
 2004                           63            0.07                      0.09
 2003                          785            1.25                      0.98
 MidCap
 2004                       46,442           10.65                     10.75
 2003                       31,625            7.80                      5.94
 MidCap Growth
 2004                        1,098            1.62                      1.18
 2003                          420            0.61                      0.23
 MidCap Value
 2004                       22,663           19.66                     19.04
 2003                        1,741            1.99                      2.65
 Real Estate
 Securities
 2004                       21,221           10.97                     16.86
 2003                       19,839           13.97                     10.73
 SmallCap
 2004                       16,550            3.17                      3.09
 2003                       18,379            5.55                      3.72
 SmallCap Growth
 2004                        2,968            3.80                      2.53
 2003                        1,345            1.96                      1.57
 SmallCap Value
 2004                        2,576            2.36                      2.84
 2003                        2,586            1.97                      1.79

                                  COMMISSIONS PAID TO MORGAN STANLEY DW INC.
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2003                           63            0.05                      0.04
 2002                        1,744            1.38                      1.58
 Balanced
 2004                       10,429            5.13                      5.33
 2003                       21,239            7.00                      6.51
 2002                       67,135           24.74                     27.66
 Capital Value
 2004                       52,943            3.80                      3.72
 2003                       73,609            7.33                      6.64
 2002                       66,971            5.94                      6.07
 Diversified
 International
 2004                      115,073            8.53                      7.62
 2003                       69,681            9.91                     10.38
 2002                       51,533           10.11                      9.80
 Equity Growth
 2004                       15,984            1.86                      1.29
 2003                        3,749            0.42                      0.58
 2002                       13,624            1.22                      1.46
 Equity Income
 2004                        2,879            1.83                      2.75
 2002                        2,075            3.29                      1.89
 Equity Value
 2004                          380           63.81                     80.89
 Growth
 2004                        5,448            1.85                      1.62
 2003                        7,332            4.93                      6.20
 2002                        9,443            5.30                      5.73
 International
 Emerging Markets
 2004                       42,993           11.31                     11.29
 2003                       17,407           12.45                     16.69
 2002                       16,016           13.62                     15.58
 International
 SmallCap
 2004                       29,272            5.77                      5.27
 2003                       17,176            5.52                      4.94
 2002                        5,236            3.13                      3.23
 LargeCap Blend
 2004                        5,416            3.90                      3.89
 2003                        4,492            7.32                      3.64
 2002                          400            2.60                      2.23
 LargeCap Growth
 Equity
 2004                        2,424            4.17                      3.52
 2003                        1,284            4.98                      4.60
 2002                          963            4.38                      3.99
 LargeCap Stock Index
 2004                        1,805            7.91                      9.75
 2003                           19            0.11                      0.14
 2002                          165            0.78                      8.81
 LargeCap Value
 2003                          513            0.81                      0.24
 2002                          175            0.71                      0.14
 MidCap
 2004                       13,964            3.20                      3.16
 2003                        8,025            1.98                      4.27
 2002                       18,265            3.24                      5.97
 MidCap Growth
 2004                        2,374            3.49                      3.79
 2003                        9,287           13.41                     16.57
 2002                        5,209           16.42                     14.70
 MidCap Value
 2004                        1,909            1.66                      1.63
 2003                          729            0.83                      0.71
 Real Estate
 Securities
 2004                        4,414            2.28                      3.38
 2003                        4,463            3.14                      5.30
 2002                        7,655            7.16                      4.42
 SmallCap
 2004                       18,858            3.62                      5.72
 2003                       17,231            5.20                      4.42
 2002                       74,769           22.89                     29.18
 SmallCap Growth
 2004                        1,170            1.50                      1.06
 2003                        2,555            3.72                      2.24
 2002                       16,112            3.19                      2.86
 SmallCap Value
 2004                        8,864            8.12                      8.14
 2003                       10,275            7.83                      8.07
 2002                        3,704            2.87                      2.88

                               COMMISSIONS PAID TO NATIONAL FINANCIAL SERVICES
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 LargeCap Blend
 2004                         205             0.15                     0.06
 SmallCap Value
 2004                       3,180             2.91                     2.21







                                     COMMISSIONS PAID TO NEUBERGER BERMAN
                                     ------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2003                         515             0.38                      0.29
 2002                         256             0.20                      0.28
 Equity Growth
 2003                       1,440             0.16                      0.17
 2002                       4,353             0.39                      0.57
 MidCap Value
 2004                         152             0.13                      0.15
 2003                      43,708            50.06                     47.69
 2002                      25,893            42.19                     40.97

                                          COMMISSIONS PAID TO PUTNAM
                                          --------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2003                        185              0.13                     0.13
 SmallCap Growth
 2002                        411              0.08                     0.09
 SmallCap Value
 2002                         84              0.07                     0.19





                                   COMMISSIONS PAID TO SANFORD C. BERNSTEIN
                                   ----------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2003                       3,646             2.66                      1.93
 2002                       3,277             2.59                      2.37
 Balanced
 2004                       4,410             2.17                      2.15
 2003                       8,693             2.86                      3.32
 2002                       8,390             3.09                      2.17
 Capital Value
 2004                       8,175             0.59                      0.60
 2003                      20,011             1.99                      2.59
 2002                      65,876             5.84                      4.11
 Diversified
 International
 2004                       2,568             0.19                      0.20
 2002                       4,640             0.91                      0.99
 Equity Growth
 2004                      14,693             1.71                      1.29
 2003                      15,950             1.77                      1.80
 2002                      24,144             2.16                      2.28
 Equity Income
 2004                         152             0.10                      0.29
 2003                         935             0.66                      0.56
 2002                         315             0.29                      0.37
 Growth
 2004                       6,033             2.04                      1.85
 2003                       5,288             3.56                      2.48
 2002                       1,550             0.87                      1.14
 International
 Emerging Markets
 2002                          10             0.01                      0.02
 LargeCap Blend
 2004                       2,015             1.45                      1.03
 2002                          10             0.06                      0.04
 LargeCap Growth
 Equity
 2003                         123             0.48                      0.42
 2002                          43             0.20                      0.11
 LargeCap Stock Index
 2003                          35             0.20                      0.26
 LargeCap Value
 2004                      56,234            62.53                     63.25
 2003                      38,590            61.28                     67.61
 2002                      17,442            70.74                     72.42
 MidCap
 2004                       3,531             0.81                      1.24
 2003                      11,216             2.77                      3.55
 2002                      21,537             3.82                      4.71
 MidCap Value
 2004                       4,285             3.72                      3.78
 2003                       1,805             2.07                      1.73
 2002                       1,960             3.19                      3.08
 SmallCap
 2004                      11,082             2.13                      2.50
 2003                      19,669             5.94                      9.69
 2002                       6,798             2.08                      1.79
 SmallCap Growth
 2004                         255             0.33                      0.77
 2003                         785             1.14                      0.82
 2002                       2,893             0.57                      0.55
 SmallCap Value
 2004                         897             0.82                      0.81
 2003                       4,666             3.56                      3.36
 2002                         488             0.38                      0.45

                                  COMMISSIONS PAID TO SPEAR, LEEDS & KELLOGG
                                  ------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Equity Growth
 2004                          40             0.00                     0.04
 Equity Value
 2004                           2             0.29                     0.27
 LargeCap Blend
 2004                         245             0.18                     0.34
 MidCap Growth
 2002                           6             0.02                     0.15
 MidCap Value
 2004                         270             0.23                     0.17
 SmallCap Growth
 2004                         380             0.49                     0.24
 SmallCap Value
 2002                       2,015             1.56                     1.00







                                COMMISSIONS PAID TO SPECTRUM ASSET MANAGEMENT
                                ---------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Equity Income
 2004                       4,145              2.63                     4.62
 2003                      16,250            100.00                   100.00
 2002                      43,247             68.59                    75.79








                               COMMISSIONS PAID TO UBS FINANCIAL SERVICES INC.
                               -----------------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 LargeCap Growth
 Equity
 2003                        125              0.48                     0.26
 2002                        635              2.89                     6.67
 SmallCap Growth
 2004                        226              0.29                     0.30
 2003                        936              1.36                     1.33
 2002                         47              0.01                     0.01
 SmallCap Value
 2003                        297              0.23                     0.19
 2002                        183              0.14                     0.18

                                   COMMISSIONS PAID TO UBS SECURITIES INC.
                                   ---------------------------------------
                        TOTAL DOLLAR     AS PERCENT OF      PERCENT OF DOLLAR AMOUNT OF
 ACCOUNT                   AMOUNT      TOTAL COMMISSIONS    COMMISSIONABLE TRANSACTIONS
 -------                   ------      -----------------    ---------------------------
 Asset Allocation
 2004                        5,801           17.66                     17.13
 2003                       46,382           33.81                     39.17
 2002                       10,563            8.34                     12.07
 Balanced
 2004                       12,868            6.33                      8.96
 2003                       33,899           11.17                     15.37
 2002                        7,553            2.78                      2.54
 Capital Value
 2004                      104,579            7.51                      8.87
 2003                       87,090            8.67                     10.86
 2002                       39,112            3.47                      2.73
 Diversified
 International
 2004                      194,788           14.44                     18.26
 2003                       86,477           12.30                     13.09
 2002                       50,324            9.87                     10.37
 Equity Growth
 2004                       47,642            5.56                      5.76
 2003                       57,221            6.35                      6.01
 2002                       69,081            6.18                      4.72
 Equity Income
 2004                       19,369           12.31                      9.05
 Equity Value
 2004                            2            0.34                      0.10
 Growth
 2004                        9,409            3.19                      3.00
 2003                        5,564            3.74                      3.50
 2002                        5,068            2.84                      1.43
 International
 Emerging Markets
 2004                       43,829           11.53                     13.81
 2003                       14,588           10.43                     12.65
 2002                       12,090           10.28                     10.16
 International
 SmallCap
 2004                       55,236           10.88                     11.31
 2003                       38,541           12.39                     12.46
 2002                       27,356           16.33                     16.66
 LargeCap Blend
 2004                       14,853           10.69                      8.02
 2003                          805            1.31                      1.08
 LargeCap Growth
 Equity
 2004                        1,765            3.03                      2.25
 2003                          258            1.00                      1.43
 LargeCap Stock Index
 2004                          891            3.90                      4.86
 2003                          101            0.56                      0.73
 LargeCap Value
 2004                        4,717            5.24                      3.96
 MidCap
 2004                       25,361            5.81                      6.08
 2003                       30,964            7.64                      9.11
 2002                       15,656            2.78                      2.41
 MidCap Value
 2004                        2,055            1.78                      1.64
 2003                        1,782            2.04                      2.38
 2002                          820            1.34                      1.90
 Real Estate
 Securities
 2004                       13,426            6.94                      5.39
 2003                        5,801            4.09                      3.36
 2002                        2,521            2.36                      1.74
 SmallCap
 2004                       23,783            4.56                      7.20
 2002                        6,559            2.01                      2.00
 SmallCap Growth
 2002                       12,990            2.57                      2.03
 SmallCap Value
 2004                       11,317           10.37                     10.20
 2002                        5,276            4.09                      1.96

ORDER ALLOCATION

The Manager acts as investment advisor for each of the funds sponsored by Principal Life. The Manager or Sub-
Advisor places orders to trade portfolio securities for each of the Accounts. The following describes the process used by the Manager or Sub-Advisor in allocating securities among its clients and/or accounts it manages.

Asset Allocation
----------------
Transactions for each portfolio account advised by MSIM Inc. generally are completed independently. MSIM Inc., however, may purchase or sell the same securities or instruments for a number of portfolio accounts, including portfolios of its affiliates, simultaneously. These accounts will include pooled vehicles, including partnerships and investment companies for which MSIM Inc. and related persons of MSIM Inc. act as investment manager and administrator, and in which MSIM Inc., its officers, employees and its related persons have a financial interest, and accounts of pension plans covering employees of MSIM Inc. and its affiliates ("Proprietary Accounts"). When possible, orders for the same security are combined or "batched" to facilitate best execution and to reduce brokerage commissions or other costs. MSIM Inc. effects batched transactions in a manner designed to ensure that no participating portfolio, including any Proprietary Account, is favored over any other portfolio. Specifically, each portfolio
(including the Equity Growth Account) that participates in a batched transaction will participate at the average share price for all of MSIM Inc.'s transactions in that security on that business day, with respect to that batched order. Securities purchased or sold in a batched transaction are allocated pro-rata, when possible, to the participating portfolio accounts in proportion to the size of the order placed for each account. MSIM Inc. may, however, increase or decrease the amount of securities allocated to each account if necessary to avoid holding odd-lot or small numbers of shares for particular portfolios. Additionally, if MSIM Inc. is unable to fully execute a batched transaction and MSIM Inc. determines that it would be impractical to allocate a small number of securities among the accounts participating in the transaction on a pro-rata basis, MSIM Inc. may allocate such securities in a manner determined in good faith to be a fair allocation.

Balanced, Capital Value, Diversified International, Equity Income, Growth,
--------------------------------------------------------------------------
International Emerging Markets, International SmallCap, LargeCap Stock Index,
-----------------------------------------------------------------------------
MidCap, Real Estate Securities and SmallCap
-------------------------------------------
If, in carrying out the investment objectives of the Accounts, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the Accounts at the same time (or, in the case of accounts managed by a Sub-Advisor, for two or more Accounts and any other accounts managed by the Sub-Advisor), the Manager or Sub-Advisor may submit the orders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis (including orders for accounts in which Registrant, its affiliates and/or its personnel have beneficial interests). The Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occasions, the Manager (or, in the case of accounts managed by a Sub-Advisor, the Sub-Advisor) shall compose, before entering an aggregated order, a written Allocation Statement as to how the order will be allocated among the various accounts. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the various Accounts (or, in the case of a Sub-Advisor, the various Accounts and other client accounts) whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Account's (or, in the case of a Sub-Advisor, each Account's or other client account's) order in accordance with the Allocation Statement. If the order is partially filled, it shall be allocated pro-rata based on the Allocation Statement. Securities purchased for funds (or, in the case of a Sub-Advisor, Accounts and other client accounts) participating in an aggregate or "bunched" order will be placed into those Accounts and, where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.

If purchases or sales of the same debt securities are to be made for two or more of the Accounts at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Account.


The Manager or Sub-Advisor expects aggregation or "bunching" of orders, on average, to reduce slightly the cost of execution. The Manager or Sub-Advisor will not aggregate a client's order if, in a particular instance, it believes that aggregation will increase the client's cost of execution. In some cases, aggregation or "bunching" of orders may increase the price a client pays or receives for a security or reduce the amount of securities purchased or sold for a client account.


The Manager or Sub-Advisor may enter aggregated orders for shares issued in an initial public offering (IPO). In determining whether to enter an order for an IPO for any client account, the Manager or Sub-Advisor considers the account's investment style, investment restrictions, risk profile, asset composition and cash level. Accordingly, it is unlikely that every client account will participate in every available IPO order. Partially filled orders for IPOs will be allocated to participating accounts in accordance with the procedures set out above. Often, however, the amount of shares designated by an underwriter for clients of the Manager or Sub-Advisor are insufficient to provide a meaningful allocation to each participating account. In such cases, the Manager or Sub-Advisor will employ an allocation system it feels treats all participating accounts fairly and equitably over time.


Equity Growth and  LargeCap Blend - T. Rowe Price
-----------------------------------------------------
T. Rowe Price has developed written trade allocation guidelines for its Equity, Municipal and Taxable Fixed Income Trading Desks. Generally, when the amount of securities available in a public offering (such as IPOs) or the secondary markets is insufficient to satisfy the volume or price requirements for the participating client portfolios, the guidelines require a pro rata allocation based upon the relative size of the participating client portfolios or the relative size of the participating client's order depending upon the market involved. In allocating trades made on a combined basis, the trading desk seeks to achieve the same net unit price of the securities for each participating client. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the guidelines provide for exceptions to allocate trades on an adjusted, pro rata basis. For example, adjustments may be made: (i) to recognize the efforts of a portfolio manager in negotiating a transaction or a private placement; (ii) to eliminate de minimis positions; (iii) to give priority to accounts with specialized investment policies and objectives; and
(iv) to reallocate in light of a participating portfolio's characteristics (e.g., available cash, industry or issuer concentration, duration, credit exposure).

Equity Value
----------------
American Century Investments has a written policy for the aggregation of portfolio transactions in order to minimize the risk that any portfolio could be systematically advantaged or disadvantaged in connection with such aggregation and to ensure that all clients are treated fairly in the aggregation and allocation of portfolio transactions. IPO allocations are calculated on a pro rata basis by client order size, set by the indication of the largest portfolio by asset size. The policy contemplates that IPO allocations may be subject to adjustment for round lot size, minimum order size, suitability or fundamental restrictions. In any case, American Century's trading desk seeks to achieve the same net price and an equitable allocation for all participating portfolios.

LargeCap Growth Equity
--------------------------


ALLOCATION - IPOS AND OTHER LIMITED OPPORTUNITY SECURITIES . Two important characteristics:
.. Because of the particularly limited nature of such offerings, each investment area / trading desk must be particularly diligent to ensure that these opportunities are allocated equitably among accounts eligible to participate. While account-specific trading is permitted for normal securities, it is generally expected that a trading desk will give consideration to all of its eligible accounts when it allocates an IPO or other limited opportunity.
.. If more than one GMO trading desk will participate in the opportunity, the trade must be allocated and executed on a coordinated basis.

PRINCIPLES OF LIMITED OPPORTUNITY ALLOCATIONS . GMO recognizes that each of the trading desks maintains its own relationships with brokers, dealers and other market participants, and that firms that have contacts with more than one of GMO's trading desks may view the groups as one or independently. GMO requires that trading desks deal honestly with their trading partners, making clear when statements or policies are specific to the desk or are meant to apply to GMO generally.


GMO recognizes that its trading desks sometimes participate in IPOs and other limited opportunities with different holding period strategies. GMO believes that both short and long holding period strategies can be legitimately pursued. GMO must promote a responsible and credible reputation in the investment community by providing only accurate and non-misleading information. In particular, if a trading desk provides information as to holding intention to the underwriter of a stock, the desk should be careful to speak only for itself if other areas of GMO may participate on a different basis.



ALLOCATION STANDARDS .


 1) Each Investment Area is responsible for determining which of its accounts are appropriate for participation in IPOs and other limited opportunities.


 2) Trading Desks are responsible for discovery and process management of their own IPOs and other limited opportunities. Only trading desks that have independently identified and selected an IPO or other opportunity may participate. Trading desks generally shall not participate in such opportunities because of the research or recommendation of another investment area of the firm.

 3) Participation in the IPO or other opportunity must be consistent with the guidelines and other compliance limitations applicable to the account, and the strategy must otherwise be consistent with the account's investment objective and strategy.

 4) Each trading desk must determine an intended allocation among its own eligible accounts.

 5) Before submitting a subscription, a trading desk must determine if other trading desks are independently interested in participating. A reasonable time (considering the circumstances) should be allowed for other trading desks to determine target subscription amounts for each of that desk's accounts that will participate.

 6) All accounts identified for participation shall be included in a consolidated subscription across trading desks. The intended allocation shall be pro-rata to each account's target.

 7) Deviations from the consolidated subscription approach will be permitted only after consultation with Compliance.

LargeCap Value
--------------
In carrying out the investment objectives of the Account, occasions arise when purchases or sales of the same equity securities are to be made for the Account and any other account managed by Bernstein. Bernstein's allocation and executions policies are designed to assist it in providing clients with money management on an individual basis. In circumstances where other units of Alliance are placing orders for the same securities as Bernstein, order executions are not coordinated. Prior to determining which accounts should participate in a potential purchase or sale of blocks of securities during a trading day, in addition to prevailing market conditions, Bernstein considers:
1) for purchases: a) whether the security is appropriate for all accounts or a certain category of accounts; b) whether the security is appropriate for all accounts, though in varying percentages for each account; or c) whether the security is appropriate for a certain category of accounts, and 2) for sales: a) whether the security should not be owned by any of its client accounts; b) whether the security should be owned in lesser percentages for each account or a certain category of accounts; or c) whether Bernstein intends to liquidate a position for tax purposes for those clients requiring a gain or loss. Where Bernstein determines to sell a security regardless of tax considerations, both taxable and tax-exempt accounts are eligible for sale contemporaneously. In those situations where tax gains influence the sale, securities in the tax-exempt accounts will usually be placed for sale first, as additional time is needed to consider the tax implications for each taxable account. Conversely, when tax losses influence the sale, Bernstein may prioritize taxable clients first as the loss has a specific impact in a given year. When orders are generated, the decision as to which accounts should participate, and in what amount, is based on the type of security, the present or desired structure of the portfolio, the nature of the account's goals and tolerance for risk, the tax status, and the permitted investment techniques. As a result, Bernstein may have different price limits at which it would desire to purchase or sell a security for different accounts. Bernstein's portfolio-information system, portfolio reports and quality control reports permit it to consider and weigh these factors as appropriate.

Upon execution of an order, the appropriate amounts and prices are recorded for each account. Bernstein's Trading and Technical Group records the specific accounts that may participate in a proposed execution of U.S. equity orders. The pending orders on these accounts are then used as a basis for the allocations of executed orders. U.S. equity orders for accounts for which Bernstein's affiliated broker-dealer, Sanford C. Bernstein & Co., LLC ("SCB LLC") executes transactions and accounts that utilize other brokers are executed on a proportional basis. Among the accounts that direct brokerage to firms other than SCB LLC, the priority of the orders is generally determined on a random basis. This procedure may vary depending on factors such as purchase or sale opportunities among brokers selected by the clients, the size of the order and timing considerations.


Where SCB LLC executes transactions, at any particular time, all outstanding equity orders for investment management accounts for the same security at the same limit are treated equally. When such executions occur at different prices during the day, participating clients get the average price of all eligible executions in that security during the day. If all the orders for the same security have the same limit, or if all the executions satisfy the most restrictive limit, then all the executions are price-averaged for allocation to the orders. Otherwise, the orders are grouped according to limit. For each group, portions of each execution are chosen such that the average price of executions chosen for each group meets its limit, does not exceed the quantity ordered and comes closer to proportional allocation than any other distribution. If the amount that SCB LLC has been able to execute in the desired price range is not sufficient to fill all the orders, the total amount executed is allocated to the accounts on a mechanical basis as described below.


Accounts are generally divided into two categories: 1) those with equity equal to or greater than $5 million (including relationships with combined equity equal or greater than $5 million), and 2) those with equity less than $5 million. Accounts or account relationships falling into the first category will receive the appropriate partial allocation rounded to the nearest 100 shares if the result of the partial allocation is 1,000 shares or more. In any account or account relationship in this category where, as a result of the partial allocation, the account or account relationship would receive less than1,000 shares, those accounts or account relationships are then chosen on a random basis to receive, if selected, the lesser of 1,000 shares or the number of shares remaining to be filled. Transactions for accounts or account relationships with equity of less than $5 million will be allocated on an all-or-nothing basis by random selection. This category of accounts and account relationships will receive roughly the percentage of the execution to which it is entitled as a whole (e.g. if this group represents 30% of the entire order, then approximately 30% of the shares executed will be allocated to the group). However, if there are shares remaining that would result in a partial allocation to an account with equity of less than $5 million, these shares will be allocated, if possible, to accounts with equity greater than $5 million if there are partials that have not been completed. To the extent that there are none, these shares will be allocated to one account with equity of less than $5 million, resulting in a partial allocation. While a defined relationship of accounts will generally be treated as a single trading entity from the standpoint of allocation, account-specific factors, such as differences in risk tolerance, tax considerations or permitted investment techniques, may make treatment of the relationship as an entity inappropriate.


For equity accounts, allocation may also be based on the following additional factors: 1) whether or not a client has an existing partial position in that particular security; 2) the tax status of the account, e.g. time constraints involved in reviewing tax consequences or effecting tax strategies; 3) the account's risk/reward goals; and 4) time constraints involved in reviewing guidelines which may prohibit certain allocations.


IPOs generally do not fall within the investment objectives of Bernstein's clients in its value services.


SmallCap Growth
---------------
UBS Global AM will attempt to equitably allocate portfolio transactions among the Account and others whenever concurrent decisions are made to purchase or sell securities by the Account and another. Allocations between the Account and others are pro rated based on account size, relative to the outstanding order book for a given stock as of

3:00 pm Central time each day. In some cases, this procedure could have an adverse effect on the Account. In the opinion of the Sub-Advisor, however, the results of such procedures will, on the whole, be in the interest of each of its clients.

If the purchase or sale of securities consistent with the investment objectives of the Accounts or one or more of the other clients for which Berger, J.P. Morgan Investment, Mellon Equity or Neuberger Berman acts as investment sub-advisor or advisor is to be made at the same time, the securities are purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Account or client.


OFFERING PRICE

For all Accounts except the Money Market Account
----------------------------------------------------


As stated in the Prospectuses, the NAVof the Accounts (except the Money Market Account) is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). As stated in the Prospectus, the NAV of Account shares is not determined on days the NYSE is closed (generally, New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).


The share price for each Account is determined by taking the current market value of the total assets of the Account, subtracting liabilities of the Account and dividing the value of securities in the Account's investment portfolio by the number of Account shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Accounts are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Accounts and are based upon appraisals obtained by a pricing service, in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices.
Each Account will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair value determined in good faith under procedures established by and under the supervision of the Directors.

FOREIGN SECURITIES

Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the London Exchange (generally 11 a.m. Eastern Time). Trading in securities on foreign securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, foreign securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading may take place in various foreign markets on days which are not business days in New York and on which an Account's NAV is not calculated. An Account calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. The Fund has adopted policies and procedures to "fair value" some or all foreign securities held by a fund if significant events occur after the close of the market in which the foreign securities are traded but before an Account's NAV is calculated. Subsequent significant event scan be specific to a single security or can include events that impact a particular foreign market or markets. A significant even can also include a general market movement in the U.S. securities markets. These fair valuation procedures are intended to discourage investment in shares of the Accounts for the purpose of market timing or arbitrage transactions




Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Accounts to value such securities at prices at which it is expected those shares may be sold, and the Manager or any Sub-Advisor is authorized to make such determinations subject to the oversight of the Board as may from time to time be necessary.


Money Market Account
--------------------
The share price of shares of the Money Market Account is determined at the same time and on the same days as the Accounts described above. The share price is computed by dividing the total value of each Account's securities and other assets, less liabilities, by the number of each Account's shares outstanding.

All securities held by the Money Market Account are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, each Account assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.


Use of the amortized cost valuation method by the Money Market Account requires each Account to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, each Account invests only in obligations determined by the Directors to be of high quality with minimal credit risks.


The Directors have established procedures for the Money Market Account designed to stabilize, to the extent reasonably possible, each Account's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Directors promptly consider what action, if any, will be initiated. In the event the Directors determine that a deviation exists which may result in material dilution or other unfair results to shareholders, they take such corrective action as they regard as appropriate, including: sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. Account may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.


CALCULATION OF PERFORMANCE DATA


FOR ALL ACCOUNTS EXCEPT THE MONEY MARKET ACCOUNT
An Account's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of an Account's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in an Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time. In addition, the calculations of total return and yield for the Accounts do not include any separate account expenses or contract level expenses.

Comparative performance information may be used from time to time in advertising the Accounts, including appropriate market indices including the benchmarks shown in the prospectus for the Account or data from Lipper, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.


From time to time, the Account may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: 1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); 2) discussions of general economic trends; 3) presentations of statistical data to supplement such discussions; 4) descriptions of past or anticipated portfolio holdings for one or more of the Accounts; 5) descriptions of investment strategies for one or more of the Accounts; 6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the Accounts; 7) comparisons of investment products (including the Accounts) with relevant markets or industry indices or other appropriate benchmarks; 8) discussions of fund rankings or ratings by recognized rating organizations; and 9) discussions of various statistical methods quantifying the Account's volatility relative to its benchmark or to past performance, including risk adjusted measures. The Account may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the Accounts.

Money Market Account Yield
--------------------------
The Money Market Account may advertise its yield and its effective yield. Yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. As of December 31, 2004, the Money Market Account's yield was 1.75%. Because realized capital gains or losses in an Account's portfolio are not included in the calculation, the Account's net investment income per share for yield purposes may be different from the net investment income per share for dividend purposes, that includes net short-term realized gains or losses on the Account's portfolio.

Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The resulting effective yield figure is carried to at least the nearest hundredth of one percent. As of December 31, 2004, the Money Market

Account's effective yield was 1.77%.


The yield quoted at any time for the Money Market Account represents the amount that was earned during a specific, recent seven-day period and is a function of the quality, types and length of maturity of instruments in the Account's portfolio and the Account's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of each investment.


The yield for the Money Market Account fluctuates daily as the income earned on the investments of the Account fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. There is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Account is not insured. Investors comparing results of the Money Market Account with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Account.


Total Return for all other Accounts
-----------------------------------
When advertising total return figures, each of the other Accounts will include its average annual total return for each of the one, five and ten year periods (or if shorter, the period during which its corresponding predecessor fund's registration statement has been in effect) that end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, an Account may also include average annual total return for some other period or cumulative total return for a specified period. Cumulative total return is computed by dividing the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions at net asset value) by the initial investment.

This table shows the average annual total return as of December 31, 2004 for the Accounts for the periods indicated

                                          EFFECTIVE                                      SINCE
 ACCOUNT                                    DATE          1-YEAR    5-YEAR   10-YEAR   INCEPTION
 -------                                  ---------       ------    ------   -------   ---------
 Asset Allocation                     June 1, 1994         8.49%     2.32%     8.95%      8.49%
 Balanced                             December 18, 1987   10.05      1.13      7.25       8.53
 Bond                                 December 18, 1987    4.98      7.01      7.37       8.00
 Capital Value                        May 13, 1970        12.36      2.72     10.04      12.07
 Diversified International            May 2, 1994         21.03     -1.38      7.55       6.72    /
 Equity Growth                        June 1, 1994         9.33     -5.64     11.61      11.21
 Equity Income                        May 1, 1998         17.60      0.16         /       2.64
 Equity Value                         August 30, 2004                                    11.40
 Government Securities                April 9, 1987        3.56      6.59      7.27       7.61
 Growth                               May 2, 1994          9.38     -8.07      5.23       5.42
 International Emerging Markets       October 24, 2000    24.89         /                12.38
 International SmallCap               May 1, 1998         30.20      3.07         /      11.13
 LargeCap Blend                       May 1, 2002         10.36         /                 5.53
 LargeCap Growth Equity               October 24, 2000     3.16         /               -16.88
 LargeCap Stock Index                 May 3, 1999         10.39     -2.69                -0.90
 LargeCap Value                       May 1, 2002         13.09         /                 8.46
 Limited Term Bond                    May 1, 2003          1.30                           1.25
 MidCap                               December 18, 1987   17.76      9.51     13.47      14.40
 MidCap Growth                        May 1, 1998         11.82      0.81         /       1.62
 MidCap Value                         May 3, 1999         22.67     13.99                14.20
 Principal LifeTime 2010              August 30, 2004                                     9.31
 Principal LifeTime 2020              August 30, 2004                                    10.62
 Principal LifeTime 2030              August 30, 2004                                    10.60
 Principal LifeTime 2040              August 30, 2004                                    11.78
 Principal LifeTime 2050              August 30, 2004                                    11.74
 Principal LifeTime Strategic Income  August 30, 2004                                     7.66
 Real Estate Securities               May 1, 1998         34.53     23.45                15.13
 SmallCap                             May 1, 1998         19.82      1.52         /       3.16
 SmallCap Growth                      May 1, 1998         11.24    -12.48         /       0.51
 SmallCap Value                       May 1, 1998         23.08     17.33         /      13.26

Principal Underwriter
---------------------
Princor Financial Services Corporation ("Princor") is the principal underwriter of the Fund and offers shares of each Account on a continuous basis. As principal underwriter, Princor is paid for the distribution of the Fund. For the last three fiscal years, Princor has received and returned the following commissions:

        2004                   2003                    2002
        ----                   ----                    ----
     $38,938,760            $30,520,667             $39,948,115




Princor may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the Fund during a specific period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive program will not change the price paid by investors for the purchase of the Fund's shares or the amount that any particular Account receives as the proceeds from such sales. Dealers may not use sales of the Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


TAX STATUS


It is the policy of each Account to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which the Fund so qualifies, it is exempt from federal income tax upon the amount so distributed to investors. If an Account fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the Account in the manner they were received by the Account.


For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated at 60% long-term and 40% short-term. In addition, an Account must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. An Account may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased by the Account with respect to a portfolio security. Gains and losses on figures and options included in an identified mixed straddle will be considered 100% short-term and unrealized gain or loss on such positions will not be realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that the Account has unrealized gains in certain offsetting positions at the end of the fiscal year, and may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.


The 1986 Tax Reform Act imposes an excise tax on mutual funds that fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Fund intends to comply with the Act's requirements and to avoid this excise tax.


GENERAL INFORMATION


LargeCap Stock Index Account only
---------------------------------
The Account is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to Account shareholders or any member of the public regarding the advisability of investing in securities generally or in the Account particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Principal Life Insurance Company and the Manager is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Principal Life Insurance Company, the Manager or the Account. S&P has no obligation to take the needs of Principal Life Insurance Company, the Manager or Account shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices of the Account or the timing of the issuance or sale of the Account or in the determination or calculation of the equation by which the Account is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Account.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA CONTAINED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY PRINCIPAL LIFE INSURANCE COMPANY, THE MANAGER, ACCOUNT SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIES WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.



PROTECTION OF NON-PUBLIC INFORMATION
------------------------------------

A mutual fund and its investment adviser may disclose information regarding the Account's portfolio securities only in a manner consistent with the antifraud provisions of the federal securities laws and applicable fiduciary duties. Divulging nonpublic portfolio holdings to selected third parties is permissible only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality, including a duty to not trade on the non-public information.

The Fund files a schedule of portfolio investments with the SEC on Form N-Q within 60 days after the end of the Fund's first and third fiscal quarters, and in connection with the N-CSR filing after the close of its second and fourth fiscal quarters. The portfolio information included in these filings is as of the last business day of the respective fiscal quarter. The information is public information upon filing with the SEC. It is the Fund's policy to disclose only public information regarding portfolio holdings, except as described below.


POLICY. The Fund and the Manager have adopted a policy of disclosing portfolio holdings information to third parties only to the extent required by federal law, and to the following third parties, so long as such third party has agreed, or is legally obligated, to maintain the confidentiality of the information and to refrain from using such information to engage in securities transactions:

 1) Daily to the Fund's portfolio pricing services to obtain prices for portfolio securities;


 2) Upon proper request to government regulatory agencies or to self regulatory organizations;

 3) As needed to Ernst & Young, the independent registered public accounting firm, in connection with the performance of the services provided by Ernst & Young to the Fund;

 4) To the Fund adviser's or sub-adviser's proxy service provider to facilitate voting of proxies;

 5) To the Fund's custodians in connection with the services provided by the custodian to the Fund; and

 6) To such other third parties as the Fund's CCO, the Manager's CCO or legal counsel for the Fund or the Manager agrees in writing to provide such information in connection with the performance of a legitimate business purpose and for which such third party agrees to maintain the confidentiality of the information prior to the information being disclosed. The Fund's or Manager's CCO or the Fund's or Manager's legal counsel must reasonably determine that disclosure to such other third party is in the best interests of the Fund's shareholders. If a conflict of interest is identified in connection with disclosure to any such third party, the Fund's CCO must approve such disclosure, in writing before it occurs.

The Fund's nonpublic portfolio holdings information policy applies without variation to individual investors, institutional investors, intermediaries that distribute the Fund's shares, third party service providers, rating and ranking organizations, and affiliated persons of the Fund. Neither the Fund nor the Manager nor any other party recive compensation in connection with the disclosure of Fund portfolio information. The Fund's CCO will periodically, but no less frequently annually, review the Fund's portfolio holdings disclosure policy and recommend changes the CCO believes are appropriate, if any, to the Fund's Board of Directors. In addition, the Fund's Board of Directors must approve any change in the Fund's portfolio holdings disclosure policy that would expand the distribution of such information.


FINANCIAL STATEMENTS


The financial statements for the Fund appear in the Annual Report to Shareholders and are legally a part of this Statement of Additional Information. Reports on those statements from the Fund's independent registered public accounting firm, Ernst & Young LLP, are included in the Annual Report. The Annual Reports are furnished, without charge, to investors who request copies.

DISCLOSURE REGARDING PORTFOLIO MANAGERS

The following information relates to the portfolio managers responsible for day-to-day portfolio management as of April 29, 2005. The information only pertains to Accounts which were effective as of the end of the most recent fiscal year.



                                ALLIANCEBERNSTEIN


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                 Principal Variable Contracts - Large Cap Value
                              Name of Fund/Account
          US Value Equity Investment Policy Group - Please see attached
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         Alliance Capital Management LP
                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                  ASSETS ($M)

        >>       registered investment companies: .............            18                       $7,347
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................           193                       $8,582
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                  ASSETS ($M)

        >>       registered investment companies: .............            1                        $5,813
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                          $0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                         $809
                                                                 -----------------------    ------------------------


The information set forth in the attached table is derived from our internal portfolio management assets under management recordkeeping system. We have presented this information in accordance with our understanding of the new SEC portfolio manager information disclosure rule. We believe this information is reasonably accurate but there may be variances due to differentials in account coding, structuring of these vehicles and account staffing.

We are in the process of continuing to thoroughly reconcile this data and will provide revised information upon verification.

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Investment Professional Conflict of Interest Disclosure

     As an investment adviser and fiduciary, Alliance owes our clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies, procedures and disclosures reasonably designed to detect, manage and mitigate the effects of potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including funds (hereinafter "clients"), and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight to help ensure that all clients are treated equitably. As stated in these conflicts-related policies, we place the interests of our clients first and expect all of our employees to maintain our fiduciary duty.

     Employee Personal Trading and the Code of Business Conduct and Ethics

     Alliance has policies to avoid conflicts of interest when investment professionals and other personnel of Alliance own, buy or sell securities also owned by, or bought or sold for clients. Alliance permits its employees to engage in personal securities transactions, and also allows them to allocate investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or deferred incentive compensation awards. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Alliance has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent such conflicts of interest.

     Managing Multiple Accounts for Multiple Clients

     The investment professional or investment professional teams for each fund have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, Alliance has compliance policies and oversight to manage these conflicts.

     Allocating Investment Opportunities

     In addition, the investment professionals may have to decide how to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur where Alliance would have an incentive, such a performance-based management fee, relating to an account. An investment professional may devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which Alliance could share in investment gains. As referenced above, Alliance has procedures designed to ensure that information relevant to investment decisions are disseminated fairly and investment opportunities are allocated equitably among different clients.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Alliance's compensation program for investment professionals1 is designed to be competitive and appropriate to attract and retain the highest caliber employees. Compensation of investment professionals primarily reflects their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds.

     Investment professionals are compensated on an annual basis through a combination of the following: (i) fixed base salary; (ii) discretionary incentive compensation in the form of an annual cash bonus; (iii) discretionary incentive compensation in the form of awards under Alliance's Partners
Compensation Plan ("deferred awards"); (iv) discretionary long-term incentive compensation in the form of option and restricted unit grants (granted prior to 2002) and (v) Contributions under Alliance's Profit Sharing/401(k) Plan.
Alliance's overall profitability determines the total amount of incentive compensation available to investment professionals. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or Alliance terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a closer alignment between the investment professionals and Alliance's clients and mutual fund shareholders. Alliance also permits deferred award recipients to allocate up to 50% of their award to investments in Alliance's publicly traded equity securities.

     An investment professional's total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including the investment success of the portfolios managed by the individual. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Not all factors apply to each investment professional and there is no particular weighting or formula for considering certain factors.

     Among the factors included in this annual assessment of investment professional compensation are: relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance); complexity of investment strategies and contribution to the investment team/discipline's dialogue. An investment professional's contribution to business results and overall business strategy; success of marketing/business development efforts and client servicing are also taken into consideration. Furthermore, an investment professional's seniority/length of service with the firm; management and supervisory responsibilities and fulfillment of Alliance's leadership criteria are relevant to compensation decision-making.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None



/s/Jennifer Bergenfeld                                              2/23/05
--------------------------------------------------            ---------------
(Signature of person authorized to                                (Date)
 sign on behalf of the Sub-Advisor)


Jennifer Bergenfeld
-----------------------------------------------------------------------------
                           (Printed Name of person signing)


Vice President & Counsel
-----------------------------------------------------------------------------
                               (Title of person signing)

                     US Value Equity Investment Policy Group

Team Description:
The management of and investment decisions for the Fund's portfolio are made by the US Value Investment Policy Group, comprised of senior US Value Investment Team members. The US Value Investment Policy Group relies heavily on the fundamental analysis and research of the Adviser's large internal research staff. No one person is principally responsible for making recommendations for the Fund's portfolio. The members of the US Value Investment Policy Group with the most significant responsibility for the day-to-day management of the Fund's portfolio are: Marilyn Fedak, John Mahedy, John Phillips and Chris Marx.

Ms. Fedak has been CIO--US value equities and chairman of the US Value Equity Investment Policy Group since 1993. In 2003, she became head of the Bernstein value equities business. She serves on Alliance's Executive Committee, a group of senior professionals responsible for managing the firm, enacting key strategic initiatives and allocating resources. Ms. Fedak had served on the board of directors of Sanford C. Bernstein & Co., Inc. from 1994 until the combination with Alliance in 2000. Previously, she had been a senior portfolio manager since joining the firm in 1984. Prior to joining Bernstein, Ms. Fedak was a portfolio manager and research analyst at Morgan Guaranty Trust Company from 1972 to 1983. She earned a BA from Smith College and an MBA from Harvard University. Chartered Financial Analyst. Location: New York.

Mr. Mahedy was named Co-CIO--US Value equities in 2003. He continues to serve as director of research--US Value Equities, a position he has held since 2001.
Previously,   Mr.  Mahedy  was  a  senior   research   analyst  in   Bernstein's
institutional research and brokerage unit, covering the domestic and international energy industry from 1995 to 2001 and the oil-services industry from 1988 to 1991. He also covered oil services at Morgan Stanley for three years in the early 1990s. Mahedy began his career as a senior auditor with Peat Marwick Main. He earned a BS and an MBA from New York University. Certified Public Accountant. Location: New York.

Mr. Phillips is a senior portfolio manager and member of the US Value Equity Investment Policy Group. He is also chairman of Bernstein's Proxy Voting
Committee. Before joining Bernstein in 1994, he was chairman of the Investment Committee and chief equity officer at Investment Advisers, Inc. in Minneapolis from 1992 to 1993. Previously, he was at State Street Research and Management Co. in Boston from 1972 to 1992, where he progressed from investment research analyst to vice chairman of the Equity Investment Committee. Mr. Phillips earned a BA from Hamilton College and an MBA from Harvard University. Chartered Financial Analyst. Location: New York.

Mr. Marx is a senior portfolio manager and member of the US Value Equity Investment Policy Group. He joined the firm in 1997 as a research analyst and has covered a variety of industries both domestically and internationally, including chemicals, food, supermarkets, beverages and tobacco. Prior to that, he spent 6 years as a consultant for Deloitte & Touche and the Boston Consulting Group. Mr. Marx earned an A.B. in economics from Harvard, and an M.B.A. from the Stanford Graduate School of Business. Location: New York.

                                AMERICAN CENTURY

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE

          Principal Variable Contracts Fund, Inc.-Equity Value Account

                                 Name of Account

                                  Brendan Healy

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                                American Century

                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

The portfolio managers on the team serve as co-managers. There are no disclosable limitations on their respective roles.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            9                   $5,544,728,232.93

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                          N/A

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            1                      $111,717.45

                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            0                          N/A

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                          N/A

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            0                          N/A

                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

     Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

     American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

     Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

     Base Salary
     Portfolio managers receive base pay in the form of a fixed annual salary.

     Bonus
     A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

     With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for Principal Equity Value.

     A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

     A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

     Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

     Restricted Stock Plans
     Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

     Deferred Compensation Plans
     Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. Portfolio managers are not required to maintain separate investments in tracking portfolios, such as the fund, which have similar investment objectives, guidelines and restrictions as the corresponding policy portfolio.


/s/Brian L. Brogan                                            March 11, 2005
------------------------------------------------            ------------------
(Signature of person authorized to                               (Date)
 sign on behalf of the Sub-Advisor)


Brian L. Brogan
-------------------------------------------------------------------------------
                           (Printed Name of person signing)


Vice President & Associate General Counsel, American Century Investments
-------------------------------------------------------------------------------
                               (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Variable Contracts Fund, Inc.-Equity Value Account
                             Principal Equity Value
                                 Name of Account
                                   Mark Mallon
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

The portfolio managers on the team serve as co-managers. There are no disclosable limitations on their respective roles.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            9                   $5,544,728,232.93

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                          N/A

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            1                      $111,717.45

                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                          N/A

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            0                          N/A

                                                                 -----------------------    ------------------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

     Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

     American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

     Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

     Base Salary
     Portfolio managers receive base pay in the form of a fixed annual salary.

     Bonus
     A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

     With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for Principal Equity Value.

     A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

     A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

     Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

     Restricted Stock Plans
     Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

     Deferred Compensation Plans
     Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. Portfolio managers are not required to maintain separate investments in tracking portfolios, such as the fund, which have similar investment objectives, guidelines and restrictions as the corresponding policy portfolio.


/s/Brian L. Brogan                                        March 11, 2005
---------------------------------------------            ------------------
(Signature of person authorized                          (Date)
 to sign on behalf of the Sub-Advisor)


Brian L. Brogan
------------------------------------------------------------------------------
                           (Printed Name of person signing)


Vice President & Associate General Counsel, American Century Investments
------------------------------------------------------------------------------
                               (Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


          Principal Variable Contracts Fund, Inc.-Equity Value Account
                                 Name of Account
                                Charles A. Ritter
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                                American Century
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

The portfolio managers on the team serve as co-managers. There are no disclosable limitations on their respective roles.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            9                   $5,544,728,232.93

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                          N/A

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            1                      $111,717.45

                                                                 -----------------------    ------------------------


         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                          N/A

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                          N/A

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            0                          N/A

                                                                 -----------------------    ------------------------


     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

     Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

     For each investment strategy, one portfolio is generally designated as the "policy portfolio." Other portfolios with similar investment objectives, guidelines and restrictions are referred to as "tracking portfolios." When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century's trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

     American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

     Finally, investment of American Century's corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

     Base Salary
     Portfolio managers receive base pay in the form of a fixed annual salary.

     Bonus
     A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.

     With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for Principal Equity Value.

     A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

     A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.

     Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.

     Restricted Stock Plans
     Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

     Deferred Compensation Plans
     Portfolio managers are eligible for grants of deferred compensation. These grants are used in limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None. American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. Portfolio managers are not required to maintain separate investments in tracking portfolios, such as the fund, which have similar investment objectives, guidelines and restrictions as the corresponding policy portfolio.


/s/Brian L. Brogan                                        March 11, 2005
---------------------------------------------            ------------------
(Signature of person authorized                          (Date)
 to sign on behalf of the Sub-Advisor)


Brian L. Brogan
------------------------------------------------------------------------------
                           (Printed Name of person signing)


Vice President & Associate General Counsel, American Century Investments
------------------------------------------------------------------------------
                               (Title of person signing)

                             EMERALD ADVISERS, INC.


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Small Cap Growth Account (Variable Contracts) Fund, Inc.

                                 Name of Account

                            Kenneth G. Mertz II, CFA

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                             Emerald Advisers, Inc.

                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Emerald has two domestic equity portfolio managers:  Kenneth G. Mertz and Stacey
L. Sears. Ken Mertz manages the Banking & Finance Fund and the Technology Fund and all tax-exempt, separate account portfolios. Ken and Stacey co-manage Emerald's Growth Fund. Stacey Sears also oversees the implementation of investment ideas into our separate account taxable high-net worth client portfolios.

Ken Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Stacey Sears monitors all portfolios in wrap programs and works with Ken in supervising the trading group staff. Ken and Stacey work as a team developing strategy.

Please provide the following information as of 12/31/04 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            3                        $425 mm

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................           112                      $1587 mm

                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            0                           0

                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     No material conflicts of interest should arise in connection with the portfolio manager's management of the Principal Funds and other accounts managed by the portfolio managers. All the accounts are managed by the same team and have their trades grouped together in accordance with our procedures manual. The only differences which may arise would be due to cash flow requirements of a mutual fund.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan. The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm's Compensation Committee (which includes members of Emerald's board of directors) can adjust an individual's salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey. Emerald's marketing staff is paid commissions based on (1) new dollars flowing into the firm and (2) the retention of assets over the long-term. The second stage is an annual (short-term) Bonus Plan that keys job performance to eligibility and amount. The "firm-wide" component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm's performance relative to the Russell 2000 Growth Index and was adopted beginning in 2000. Bonuses can range from zero to 200% of base salaries. If the firm's performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating unit: Portfolio Management, Research, Marketing and Operations. Finally, each unit's Managing Director assigns specific employee bonus amounts from the eligible pool, based on annual performance reviews, and with a sign-off from the Compensation Committee. The final portion of the new plan is a Long-Term Incentive Plan, which is scheduled to be adopted in 2004. The Plan will award phantom stock to key employees, based on their job performance and the importance of their role within the organization. The Plan is completely discretionary and any phantom stock awards will be decided by the company's Compensation
     Committee. Prior to the implementation of the Plan, Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Twelve owner/employees now either own or are eligible to purchase shares in the company. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


     None. Our portfolio managers are prohibited from purchasing shares of this fund.



/s/Kenneth G. Mertz                                      3/18/05
--------------------------------                         -------
(Signature of person authorized                          (Date)
 to sign on behalf of the Sub-Advisor)


Kenneth G. Mertz II, CFA
------------------------
(Printed Name of person signing)

President
---------
 (Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


       Principal Small Cap Growth Account (Variable Contracts) Fund, Inc.
                                                                   .

                                 Name of Account

                                 Stacey L. Sears

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                             Emerald Advisers, Inc.

                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Emerald has two domestic equity portfolio managers:  Kenneth G. Mertz and Stacey
L. Sears. Ken Mertz manages the Banking & Finance Fund and the Technology Fund and all tax-exempt, separate account portfolios. Ken and Stacey co-manage Emerald's Growth Fund. Stacey Sears also oversees the implementation of investment ideas into our separate account taxable high-net worth client portfolios.

Ken Mertz supervises the entire portfolio management and trading process. As Chief Investment Officer, he has full discretion over all portfolios. Stacey Sears monitors all portfolios in wrap programs and works with Ken in supervising the trading group staff. Ken and Stacey work as a team developing strategy.

Please provide the following information as of 12/31/04 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            3                        $425 mm

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................           112                      $1587 mm

                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            0                           0

                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     No material conflicts of interest should arise in connection with the portfolio manager's management of the Principal Funds and other accounts managed by the portfolio managers. All the accounts are managed by the same team and have their trades grouped together in accordance with our procedures manual. The only differences which may arise would be due to cash flow requirements of a mutual fund.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     Emerald has a company-wide compensation/incentive plan. A consulting firm aided in the development of this plan. The first stage was implemented in 1999, and included a salary grid structure for all employees and job titles. The firm's Compensation Committee (which includes members of Emerald's board of directors) can adjust an individual's salary based on actual job performance. The salary grid points were chosen in concert with the Consultant following an industry review and comparison survey. Emerald's marketing staff is paid commissions based on (1) new dollars flowing into the firm and (2) the retention of assets over the long-term. The second stage is an annual (short-term) Bonus Plan that keys job performance to eligibility and amount. The "firm-wide" component, which mandates whether or not the firm as a whole will pay yearly bonuses, is tied to the firm's performance relative to the Russell 2000 Growth Index and was adopted beginning in 2000. Bonuses can range from zero to 200% of base salaries. If the firm's performance is sufficient to warrant bonus payments, the Compensation Committee decides on a percentage payout of the eligible bonus pool to each operating unit: Portfolio Management, Research, Marketing and Operations. Finally, each unit's Managing Director assigns specific employee bonus amounts from the eligible pool, based on annual performance reviews, and with a sign-off from the Compensation Committee. The final portion of the new plan is a Long-Term Incentive Plan, which is scheduled to be adopted in 2004. The Plan will award phantom stock to key employees, based on their job performance and the importance of their role within the organization. The Plan is completely discretionary and any phantom stock awards will be decided by the company's Compensation
     Committee. Prior to the implementation of the Plan, Emerald has consistently awarded or offered the purchase of direct equity ownership in the firm to key employees. Twelve owner/employees now either own or are eligible to purchase shares in the company. Emerald believes it has a competitive compensation/incentive structure relative to its industry based both on the involvement of the Consultant and the fact that it has consistently retained its key senior management staff over the long-term.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


     None. Our portfolio managers are prohibited from purchasing shares of this fund.



/s/Stacey L. Sears                                               3/18/05
----------------------------------------                         -------
(Signature of person authorized                                  (Date)
 to sign on behalf of the Sub-Advisor)

Stacey L. Sears
---------------
 (Printed Name of person signing)

Senior Vice President/Portfolio Manager
---------------------------------------
 (Title of person signing)

The following table sets forth additional information about the team's senior member responsible for coordinating the fund's overall portfolio management. The information provided is as of the date of the fund's most recently completed fiscal year.

------------------ ---------------------------------- ------------------------------- --------------------------------
    Portfolio         Other registered investment        Other pooled investment         Separate accounts managed
 management team
    Principal
    Variable         companies managed (including
 Contracts Fund,       other non-GMO mutual fund      vehicles managed (world-wide)            (world-wide)
   Inc. (PVC)         sub-advisory relationships)
------------------ ---------------------------------- ------------------------------- --------------------------------
------------------ ------------ --------------------- ----------- ------------------- ----------- --------------------
                    Number of       Total assets      Number of      Total assets     Number of      Total assets
                    accounts                           accounts                        accounts
------------------ ------------ --------------------- ----------- ------------------- ----------- --------------------
------------------ ------------ --------------------- ----------- ------------------- ----------- --------------------
  Robert Soucy         25        $14,538,038,983.42       2        $184,041,144.10        16       $2,643,152,323.87
------------------ ------------ --------------------- ----------- ------------------- ----------- --------------------
------------------ ---------------------------------- ------------------------------- --------------------------------
                      Other registered investment        Other pooled investment         Separate accounts managed
                    companies managed for which GMO
                   receives a performance-based fee   vehicles managed (world-wide)     (world-wide) for which GMO
                    (including other non-GMO mutual      for which GMO receives a      receives a performance-based
                    fund subadvisory relationships)       performance-based fee                     fee
------------------ ---------------------------------- ------------------------------- --------------------------------
------------------ ------------ --------------------- ----------- ------------------- ----------- --------------------
                    Number of      Total assets*      Number of     Total assets*     Number of      Total assets*
                    accounts*                         accounts*                       accounts*
------------------ ------------ --------------------- ----------- ------------------- ----------- --------------------
------------------ ------------ --------------------- ----------- ------------------- ----------- --------------------
  Robert Soucy          3        $3,761,569,254.17        0               0               4        $1,153,691,248.80
------------------ ------------ --------------------- ----------- ------------------- ----------- --------------------

* Subset of accounts and assets noted above

Description of material conflicts: Whenever a portfolio manager manages other accounts, including accounts that pay higher fees or accounts that pay performance-based fees, potential conflicts of interest exist, including potential conflicts between the investment strategy of the fund and the investment strategy of the other accounts and potential conflicts in the allocation of investment opportunities between the fund and such other accounts. GMO believes several factors limit the presence of conflicts between the fund and other similar stock accounts managed by the portfolio management team or individual members of the team. First, discipline and constraints are imposed because the investment programs of the fund and other similar accounts are determined based on quantitative models. Second, all portfolio management team members are aware of and abide by GMO's trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. Performance attribution with full transparency of holdings and identification of contributors to gains and losses act as important controls on conflicts that might otherwise exist where similar accounts are traded in a common trading environment. Performance dispersion among accounts employing the same investment strategy but with different fee structures is periodically examined by the portfolio management team and GMO's Investment Analysis team to ensure that any divergence in expected performance is adequately explained by differences in the client's investment guidelines and timing of cash flows.

Description of the structure of, and the method used to determine, the compensation of each member of the fund's portfolio management team: The senior member of the fund's portfolio management team is a member (partner) of GMO. The compensation for the senior member consists of a base salary, a partnership interest in the firm's profits and possibly an additional, discretionary, bonus. The compensation program does not disproportionately reward outperformance by higher fee/performance fee products. The base salary is decided by GMO's Compensation Committee taking into account current industry norms and market data to ensure that GMO pays a competitive base salary. The level of partnership interest is agreed upon by GMO's Compensation Committee taking into account the individual's contribution to GMO and its mission statement. A discretionary bonus may be paid to recognize specific business contributions and to ensure that the total level of compensation is competitive with the market. Because each person's compensation is based on his or her individual performance, GMO does not have a typical percentage split among base, bonus and other compensation. GMO membership interest is the primary incentive for persons to maintain employment with GMO. GMO believes this is the best incentive to maintain stability of portfolio management personnel.

Dollar range of fund securities owned by each member of the fund's portfolio management team: As of the fund's most recently completed fiscal year, the senior member of the team has no beneficial interest in the fund's shares.

                     PRINCIPAL VARIABLE CONTRACTS FUND, INC.
                       INFORMATION AS OF DECEMBER 31, 2004

-------------------------------------------------------------------------------
                       Small Cap Value I Account ("Fund")
               J.P. Morgan Investment Management Inc. ("Adviser")
-------------------------------------------------------------------------------
--------------------- ---------------------------------------------------------
(a)(1)                (a)(2)                                             (a)(3)
Identify portfolio For each person identified in column (a)(1), provide number of other For each of the categories in column (a)(2), provide manager(s) of the accounts managed by the person within each category below and the total number of accounts and the total assets in the accounts Adviser to be named assets in the accounts managed within each category below with respect to which the advisory fee is based on the in the Fund performance of the account prospectus

--------------------- --------------------------------------------------------------------------
--------------------- ------------------------ ----------------------- -------------------------
                       Registered Investment        Other Pooled            Other Accounts
                             Companies               Investment
                                                      Vehicles
--------------------- ------------------------ ----------------------- -------------------------
--------------------- ---------- ------------- ---------- ------------ ---------- --------------
                      Number        Total      Number        Total     Number         Total
                      of            Assets     of           Assets     of            Assets
                      Accounts                 Accounts                Accounts
--------------------- ---------- ------------- ---------- ------------ ---------- --------------
--------------------- ---------- ------------- ---------- ------------ ---------- --------------
Chris T. Blum,            9      $2.7 billion      9         $1.5          3      $321 million
  Vice President                                            billion
--------------------- ---------- ------------- ---------- ------------ ---------- --------------
--------------------- ---------- ------------- ---------- ------------ ---------- --------------
Dennis Ruhl,             11      $3.8 billion     10      $1 billion       8      $693 million
   Vice President
--------------------- ---------- ------------- ---------- ------------ ---------- --------------

----------------------------------------------------------
------------------- ------------------ -------------------
    Registered        Other Pooled       Other Accounts
    Investment         Investment
    Companies           Vehicles
------------------- ------------------ -------------------
---------- -------- ---------- ------- ---------- --------
Number     Total    Number     Total   Number     Total
of         Assets   of         Assets  of         Assets
Accounts            Accounts           Accounts
---------- -------- ---------- ------- ---------- --------
---------- -------- ---------- ------- ---------- --------



---------- -------- ---------- ------- ---------- --------
---------- -------- ---------- ------- ---------- --------


---------- -------- ---------- ------- ---------- --------

(a)(4) Description of any Potential Material Conflicts of Interest that may arise in connection with the portfolio manager's management of the Fund and other accounts.

The chart above shows the number, type and market value as of 12/31/04 of the accounts other than the Fund that are managed by the Fund's portfolio manager. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Adviser's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

The Adviser may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser may be perceived as causing accounts it manages to participate in an offering to increase the Adviser's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

The Adviser has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the Adviser's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the adviser may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser so that fair and equitable allocation will occur over time.

(b) Portfolio Manager Compensation

The Adviser's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the Adviser's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.

Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.

(c) Ownership of Securities

---------------- -------- ----------- -------------- -------------- --------------- ----------------- ---------------
   Portfolio      None    $1-$10,000  $10,001-$50,000$50,001-$100,00$100,001-$500,000  $500,001 -          Over
    Manager                                                                            $1,000,000       $1,000,000
---------------- -------- ----------- -------------- -------------- --------------- ----------------- ---------------
---------------- -------- ----------- -------------- -------------- --------------- ----------------- ---------------
Chris T. Blum       X
---------------- -------- ----------- -------------- -------------- --------------- ----------------- ---------------
---------------- -------- ----------- -------------- -------------- --------------- ----------------- ---------------
Dennis Ruhl         X
---------------- -------- ----------- -------------- -------------- --------------- ----------------- ---------------

                          MELLON EQUITY ASSOCIATES, LLP


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


             Principal Variable Contracts Fund, Inc. - MidCap Growth

                                 Name of Account

                                  John R. O'Toole

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                          Mellon Equity Associates, LLP

                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            3                     $ 681,662,696

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            3                     $ 67,558,947

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            14                   $1,190,908,967

                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            4                     $ 45,816,110

                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     None


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


     The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Awards greater than $25,000 are paid out over a two-year period. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.

     All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.


     Mellon Elective Deferred Compensation Plan

     Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.


     None




/s/John R. O'Toole                                     March 23, 2005
--------------------------------------------          ----------------
(Signature of person authorized                        (Date)
 to sign on behalf of the Sub-Advisor)

                       John R. O'Toole, CFA
-------------------------------------------------------------------------------
                           (Printed Name of person signing)

               Senior Vice President and Portfolio Manager
-----------------------------------------------------------------------------
                           (Title of person signing)

                         MORGAN STANLEY ASSET MANAGEMENT


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



                         PVC - Asset Allocation Account

                                 Name of Account

                                 Francine Bovich

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                                 Morgan Stanley

                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:


     Francine Bovich is a joint portfolio manager of the Fund. Ms. Bovich is responsible for the overall allocation of the Fund's assets among equities, bonds and money market instruments.


     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            2                        $362mm.

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            1                        $143mm.

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            15                       $5.9bn.

                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            0                           0

                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


Portfolio Manager Compensation Structure
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

o   Cash Bonus;
    ----------
o Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;
o Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;
o Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and
o Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

o Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.
o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
o    Contribution to the business objectives of the Investment Adviser.
o    The dollar amount of assets managed by the portfolio manager.
o    Market compensation survey research by independent third parties.
o    Other qualitative factors, such as contributions to client objectives.
o Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     The portfolio manager does not hold shares of the Fund. The Fund is a variable annuity and does not match the investment objectives of the manager.


/s/Greg Dotzman                                                    3/23/2005
----------------------------------------------------               ---------
(Signature of person authorized                                    (Date)
 to sign on behalf of the Sub-Advisor)

Greg Dotzman
(Printed Name of person signing)

Associate - Fund Governance
(Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE



                         PVC - Asset Allocation Account

                                 Name of Account

                                   Que Nguyen

                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)


                                 Morgan Stanley

                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.


Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).


1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:


     Que Nguyen is a joint portfolio manager of the Fund. Ms. Nguyen is responsible for the overall allocation of the Fund's assets among equities, bonds and money market instruments.


     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            1                        $265mm

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other pooled investment vehicles:.............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------

        >>       other accounts:...............................            9                        $3.9bn.

                                                                 -----------------------    ------------------------

         or each of the categories, the number of accounts and the total assets in the accounts with respect to which advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS


        >>       registered investment companies: .............            0                           0

                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.


Portfolio Manager Compensation Structure
Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

o   Cash Bonus;
    ----------
o Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;
o Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;
o Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and
o Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

o Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.
o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
o    Contribution to the business objectives of the Investment Adviser.
o    The dollar amount of assets managed by the portfolio manager.
o    Market compensation survey research by independent third parties.
o    Other qualitative factors, such as contributions to client objectives.
o Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     The portfolio manager does not hold shares of the Fund. The Fund is a variable annuity and does not match the investment objectives of the manager.




/s/Greg Dotzman                                                    3/23/2005
----------------------------------------------------               ---------
(Signature of person authorized                                    (Date)
 to sign on behalf of the Sub-Advisor)

Greg Dotzman
(Printed Name of person signing)

Associate - Fund Governance
(Title of person signing)

                        NEUBERGER BERMAN MANAGEMENT, INC.


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Variable Contracts Fund, Inc. - Mid Cap Value Account
                              Name of Fund/Account
                     Andrew Wellington and David DiDominico
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                        Neuberger Berman Management Inc.
                                    Firm Name


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                    $2,916,000,000
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            2                        $42,000,000
                                                                 -----------------------    ------------------------


         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account None


                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Portfolio Managers managing institutional funds are compensated on a salaried basis and are eligible for discretionary bonuses, which are in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall fund performance in relation to their peers, ability to attract and retain clients, assets under management, the current market conditions and overall contribution to the firm. Managers are also evaluated on their willingness and effectiveness to work with sales staff, their franchise building activities, teamwork, people development and product development.


3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None - sub-advised relationship



/s/Andrew Wellington                                     2/18/2005
-----------------------------------------------         ------------------
(Signature of person authorized                          (Date)
 to sign on behalf of the Sub-Advisor)

Andrew Wellington
(Printed Name of person signing)

Vice President
--------------
(Title of person signing)

/s/David DiDomenico                                    2/18/2005
-----------------------------------------------         ------------------
(Signature of person authorized                          (Date)
 to sign on behalf of the Sub-Advisor)

 David DiDomenico
-----------------
(Printed Name of person signing)


Vice President
--------------
(Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           Principal Balanced Account

                                    Paul Dow


                           Principal Global Investors


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                     1,523,637,650
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                     7,107,117,349
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                     1,254,820,172
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None


/s/Paul Dow                                                          4/27/05
--------------------------------------------                     --------------
(Signature of person authorized                                  (Date)
   to sign on behalf of the Sub-Advisor)

Paul Dow
-------------------------------------------------------
         (Printed Name of person signing)

Portfolio Manager
-------------------------------------------------------
         (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                           Principal Balanced Account

                                 Dirk Laschanzky


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                     1,523,637,650
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                     7,107,117,349
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                     1,254,820,172
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None




/s/Dirk Laschanzky                                                4/27/05
--------------------------------------------                     --------------
(Signature of person authorized                                  (Date)
   to sign on behalf of the Sub-Advisor)

Dirk Laschanzky
----------------------------------------------------------------
                           (Printed Name of person signing)

Portfolio Manager
-----------------------------------------------------------------
                               (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                             Principal Bond Account

                              William C. Armstrong


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            4                     1,192,252,973
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            5                     6,100,607,514
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            10                     454,474,340
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                      22,522,523
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None



/s/William Armstrong                                                4/27/05
--------------------------------------------                     --------------
(Signature of person authorized                                  (Date)
   to sign on behalf of the Sub-Advisor)

William Armstrong
--------------------------------------------------------------
               (Printed Name of person signing)

Portfolio Manager
--------------------------------------------------------------
               (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                             Principal Bond Account

                                 Timothy Warrick


                           Principal Global Investors


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            4                     1,192,252,973
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            5                     6,100,607,514
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            10                     454,474,340
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                      22,522,523
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None




/s/Timothy Warrick                                                  4/27/05
--------------------------------------------                     --------------
(Signature of person authorized                                  (Date)
   to sign on behalf of the Sub-Advisor)

Timothy Warrick
------------------------------------------------------------------
               (Printed Name of person signing)

Portfolio Manager
------------------------------------------------------------------
               (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              Capital Value Account

                                  John Pihlblad


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                      764,196,779
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                      515,922,599
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None




/s/ John Pihlblad.                                                4/27/05
--------------------------------------------                     --------------
(Signature of person authorized                                  (Date)
   to sign on behalf of the Sub-Advisor)

John Pihlblad
--------------------------------------------------------------------
                 (Printed Name of person signing)

Portfolio Manager
--------------------------------------------------------------------
                 (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              Equity Income Account

                                 Dirk Laschanzky


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                     1,523,637,650
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                     7,107,117,349
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                     1,254,820,172
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None




/s/Dirk Laschanzky                                                  4/27/05
--------------------------------------------                     --------------
(Signature of person authorized                                  (Date)
   to sign on behalf of the Sub-Advisor)

Dirk Laschanzky
-----------------------------------------------------------------
           (Printed Name of person signing)

Portfolio Manager
------------------------------------------------------------------
           (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          Government Securities Account

                                Martin J. Schafer


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                     1,043,876,419
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                     1,345,877,628
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                      301,255,504
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None






/s/Martin Schafer                                                  4/27/05
------------------------------------------------                 --------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Martin Schafer
-------------------------------------------------------------------------
               (Printed Name of person signing)

Portfolio Manager
------------------------------------------------------------------------
              (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                                 Growth Account

                                  Jeff Schwarte


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            5                     1,006,664,773
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            4                      472,243,401
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            5                      190,469,792
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Jeff Schwarte                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Jeff Schwarte
---------------------------------------------------------------------
             (Printed Name of person signing)

Portfolio Manager
---------------------------------------------------------------------
            (TITLE OF PERSON SIGNING)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              International Account

                              Paul H. Blankenhagen


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            4                      653,414,067
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                     2,209,403,455
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                      70,542,031
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None




/s/Paul H. Blankenhagen                                             4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Paul H. Blankenhagen
----------------------------------------------------------------------
          (Printed Name of person signing)

Portfolio Manager
----------------------------------------------------------------------
          (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              International Account

                                   Juliet Cohn


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            4                      653,414,067
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                     2,268,123,034
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                      70,542,031
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None



/s/Juliet Cohn                                                  4/27/05
------------------------------------------------                 ------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Juliet Cohn
-------------------------------------------------------------------
                (Printed Name of person signing)

Portfolio Manager
-------------------------------------------------------------------
                (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                     International Emerging Markets Account

                               Michael A. Marusiak


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                      138,989,139
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                      323,403,850
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            7                      304,165,241
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None




/s/Michael A. Marusiak                                             4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Michael A. Marusiak
-----------------------------------------------------------------------
            (Printed Name of person signing)

Portfolio Manager
-----------------------------------------------------------------------
           (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                     International Emerging Markets Account

                                Michael L. Reynal



                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                      138,989,139
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                      323,403,850
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            7                      304,165,241
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None



/s/Michael Reynal                                                  4/27/05
------------------------------------------------                 ------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Michael Reynal
-------------------------------------------------------------------
            (Printed Name of person signing)

Portfolio Manager
-------------------------------------------------------------------
            (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         International Small Cap Account

                               Brian W. Pattinson



                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            2                      169,594,115
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                     1,011,650,984
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Brian Pattinson                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Brian Pattinson
-------------------------------------------------------------------
              (Printed Name of person signing)

Portfolio Manager
-------------------------------------------------------------------
              (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                          Large Cap Stock Index Account

                                 Dirk Laschanzky


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                     1,523,637,650
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                     7,107,117,349
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                     1,254,820,172
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None




/s/Dirk Laschanzky                                                  4/27/05
------------------------------------------------                 --------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Dirk Laschanzky
-------------------------------------------------------------------
           (Printed Name of person signing)

Portfolio Manager
-------------------------------------------------------------------
         (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                            Limited Term Bond Account

                                Martin J. Schafer


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            7                     1,043,876,419
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                     1,345,877,628
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            3                      301,255,504
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000


/s/Martin Schafer                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Martin Schafer
-----------------------------------------------------------------
          (Printed Name of person signing)

Portfolio Manager
-----------------------------------------------------------------
          (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                                 MidCap Account

                                K. William Nolin


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                     1,079,029,598
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                     1,387,346,595
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1-$10,000





/s/William Nolin                                                  4/27/05
------------------------------------------------                 --------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

William Nolin
------------------------------------------------------------------
         (Printed Name of person signing)

Portfolio Manager
------------------------------------------------------------------
         (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              Money Market Account

                                   Tracy Reeg


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            4                      793,867,302
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                     3,729,754,017
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Tracy Reeg                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Tracy Reeg
-----------------------------------------------------------------
       (Printed Name of person signing)

Portfolio Manager
------------------------------------------------------------------
       (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                              Money Market Account

                                 Alice Robertson


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            4                      793,867,302
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                     3,729,754,017
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Alice Robertson                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Alice Robertson
--------------------------------------------------------------------
          (Printed Name of person signing)

Portfolio Manager
--------------------------------------------------------------------
           (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         Principal LifeTime 2010 Account

                                 Dirk Laschanzky


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                     1,523,637,650
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                     7,107,117,349
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                     1,254,820,172
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Dirk Laschanzky                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Dirk Laschanzky
------------------------------------------------------------------
      (Printed Name of person signing)

Portfolio Manager
------------------------------------------------------------------
      (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         Principal LifeTime 2020 Account

                                 Dirk Laschanzky


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                     1,523,637,650
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                     7,107,117,349
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                     1,254,820,172
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.


     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.







/s/ Dirk Laschanzky                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Dirk Laschanzky
-------------------------------------------------------------------
     (Printed Name of person signing)

Portfolio Manager
-------------------------------------------------------------------
     (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         Principal LifeTime 2030 Account

                                 Dirk Laschanzky


                           Principal Global Investors


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                     1,523,637,650
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                     7,107,117,349
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                     1,254,820,172
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - 10,000





/s/ Dirk Laschanzky                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Dirk Laschanzky
----------------------------------------------------------------------
    (Printed Name of person signing)

Portfolio Manager
----------------------------------------------------------------------
    (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         Principal LifeTime 2040 Account

                                 Dirk Laschanzky

                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                     1,523,637,650
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                     7,107,117,349
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                     1,254,820,172
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/ Dirk Laschanzky                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Dirk Laschanzky
-----------------------------------------------------------------------
          (Printed Name of person signing)

Portfolio Manager
-----------------------------------------------------------------------
         (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                         Principal LifeTime 2050 Account

                                 Dirk Laschanzky


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                     1,523,637,650
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                     7,107,117,349
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                     1,254,820,172
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.



     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.







/s/ Dirk Laschanzky                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Dirk Laschanzky
-------------------------------------------------------------------
      (Printed Name of person signing)

Portfolio Manager
-------------------------------------------------------------------
      (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                   Principal LifeTime Strategic Income Account

                                 Dirk Laschanzky


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            8                     1,523,637,650
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                     7,107,117,349
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            4                     1,254,820,172
                                                                 -----------------------    ------------------------

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000




/s/ Dirk Laschanzky                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Dirk Laschanzky
-----------------------------------------------------------------------
              (Printed Name of person signing)

Portfolio Manager
-----------------------------------------------------------------------
              (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                               Real Estate Account

                                   Kelly Rush


                           Principal Global Investors



For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December 31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                      734,905,232
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                       3,895,400
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            13                     67,116,302
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            1                      17,611,582
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     $1 - $10,000





/s/Kelly Rush                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Kelly Rush
----------------------------------------------------------------------
    (Printed Name of person signing)

Portfolio Manager
----------------------------------------------------------------------
    (Title of person signing)

                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


                                SmallCap Account

                                  Todd Sanders


                           Principal Global Investors


For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of December31, 2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                      325,388,357
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            2                     1,937,934,476
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     None

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.



3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None





/s/Todd Sanders                                                  4/27/05
------------------------------------------------                 -------------
(Signature of person authorized                                     (Date)
   to sign on behalf of the Sub-Advisor)

Todd Sanders
-----------------------------------------------------------------------
         (Printed Name of person signing)

Portfolio Manager
-----------------------------------------------------------------------
         (Title of person signing)

                         T. ROWE PRICE ASSOCIATES, INC.


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


         Principal Variable Contracts Fund, Inc. - Equity Growth Series
                              Name of Fund/Account
                                Robert W. Sharps
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         T. Rowe Price Associates, Inc.
                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 12/31/2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            2                    $469.1 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            3                    $272.0 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            5                    $372.6 million
                                                                 -----------------------    ------------------------

         Please note the information above does not include any of the funds for which T. Rowe Price serves as subadviser for Principal Management Corporation. The assets above have not yet been reconciled, and therefore, are subject to change.

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio Manager's Compensation" section, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the attached excerpts from T. Rowe Price's Form ADV for more information on our brokerage and trade allocation policies.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

     Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

     Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

     All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

     This compensation structure is used for all portfolios managed by the portfolio manager.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None

/s/ Darrell N. Braman                                    3/9/2005
-----------------------------------------------         ------------------
(Signature of person authorized                          (Date)
 to sign on behalf of the Sub-Advisor)

Darrell N. Braman
-----------------
(Printed Name of person signing)

Vice President
--------------
(Title of person signing)


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE

         Principal Variable Contracts Fund, Inc. - LargeCap Blend Series
                              Name of Fund/Account
                              William J. Stromberg
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         T. Rowe Price Associates, Inc.
                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 12/31/2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            1                     $92.5 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                    $109.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            12                  $2,949.2 million
                                                                 -----------------------    ------------------------

         Please note the information above does not include any of the funds for which T. Rowe Price serves as subadviser for Principal Management Corporation. The assets above have not yet been reconciled, and therefore, are subject to change.

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio Manager's Compensation" section, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the attached excerpts from T. Rowe Price's Form ADV for more information on our brokerage and trade allocation policies.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

     Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

     Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

     All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

     This compensation structure is used for all portfolios managed by the portfolio manager.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None

/s/ Darrell N. Braman                                    3/9/2005
-----------------------------------------------         ------------------
(Signature of person authorized                          (Date)
 to sign on behalf of the Sub-Advisor)

Darrell N. Braman
-----------------
(Printed Name of person signing)

Vice President
--------------
(Title of person signing)



                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE

         Principal Variable Contracts Fund, Inc. - LargeCap Blend Series
                              Name of Fund/Account
                               Richard T. Whitney
                            Name of Portfolio Manager
          (Please use one form per Portfolio Manager per Fund/Account)

                         T. Rowe Price Associates, Inc.
                                    Firm Name

For purposes of this request, Portfolio Manager is a member of the management team who is jointly and primarily responsible for the day-to-day management (with decision-making authority) of the Fund's portfolio. If the Fund has more than one Portfolio Manager, please describe the role of each Portfolio Manager including any limitation of the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. For example, if a portfolio management team for a balanced fund has one team member who is responsible only for the overall allocation of the fund's assets among equities, bonds, and money market instruments, and other team members who are responsible only for selection of securities within a particular segment of the fund, the disclosure should describe these limitations in describing each member's role.

Please provide the following information as of 12/31/2004 (the Fund's most recently completed fiscal year).

1. If the Portfolio Manager is primarily responsible for the day-to-day management of the portfolio of any other account, please provide:

     o the number of other accounts managed within each of the following categories and the total assets in the accounts managed within each category:

                                                                      NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            3                   $2,480.4 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            1                    $109.9 million
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            12                  $2,949.2 million
                                                                 -----------------------    ------------------------

         Please note the information above does not include any of the funds for which T. Rowe Price serves as subadviser for Principal Management Corporation. The assets above have not yet been reconciled, and therefore, are subject to change.

         For each of the categories, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

                                                                       NUMBER OF                     TOTAL
                                                                        ACCOUNTS                    ASSETS

        >>       registered investment companies: .............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other pooled investment vehicles:.............            0                           0
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
        >>       other accounts:...............................            0                           0
                                                                 -----------------------    ------------------------

     A description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other account included in response to this question, on the other.

     Portfolio managers at T. Rowe Price typically manage multiple accounts. These accounts may include, among others, mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), and commingled trust accounts. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures which it believes are reasonably designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio Manager's Compensation" section, our portfolio managers' compensation is determined in the same manner with respect to all portfolios managed by the portfolio manager. Please see the attached excerpts from T. Rowe Price's Form ADV for more information on our brokerage and trade allocation policies.

     For example: Material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

2. Describe the structure of, and the method used to determine, the compensation of each Portfolio Manger. For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio. For example, if compensation is based solely or in part on performance, identify any benchmark used to measure performance and state the length of the period over which performance is measured. If the Portfolio Manager's compensation is based on performance with respect to some accounts but not the Fund, this must be disclosed.

     Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors.

     Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms.

     Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

     Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

     All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

     This compensation structure is used for all portfolios managed by the portfolio manager.

3. For each Portfolio Manager, state the dollar range of equity securities in the Fund beneficially owned (as defined by Securities Exchange Act of 1934 Rule 16a-1(a)(2)) by the Portfolio Manager using the following ranges: none, $1 - $10,000; $10,001 - $50,000; $50,001 - $ 100,000; $100,001 -
     $500,000;  $500,001 -  $1,000,000;  or over  $1,000,000.  If the  Portfolio
     Manager has reasons for not holding shares of the Fund, e.g., that its investment objectives do not match the Portfolio Manager's, you may provide an explanation of those reasons.

     None



/s/ Darrell N. Braman                                    3/9/2005
-----------------------------------------------         ------------------
(Signature of person authorized                          (Date)
 to sign on behalf of the Sub-Advisor)

Darrell N. Braman
-----------------
(Printed Name of person signing)

Vice President
--------------
(Title of person signing)

                   UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.


                 FISCAL YEAR-END PORTFOLIO MANAGER QUESTIONNAIRE


               Principal Variable Contracts Small Cap Growth Fund
                             Name of Fund/Account(s)
                                   Paul Graham
                                 David N. Wabnik
                          Name of Portfolio Manager(s)

                   UBS Global Asset Management (Americas) Inc.
                                    Firm Name

                                December 31, 2004


     Please note that both Paul Graham and David Wabnik have access to additional equity analysts. An organizational chart is available upon request.

                                   QUESTION #1
They manage 14 Small Cap Growth accounts and 1 SMID Cap Growth account. The breakout of the Growth Accounts by account type is as follows:
o 7 registered mutual funds, 6 of which are sub-advised and in all but 1 of the 6 we are a manager among other managers. The approximate total assets are $790 million.
o 2 unregistered commingled funds. The approximate assets are $493 million.
o        6 separate accounts. The total approximate assets are $ 335 million.
o The portfolio managers' Small Cap Growth model is also available on 6 wrap platforms.

Of the 14 Small Cap Growth accounts, 13 are managed to the same model. The portfolio management team manages the model. The account that does not follow the model excludes one asset class. There are no perceived conflicts between accounts and dispersion between accounts is small due to the use of the model. The model may, from time to time, also be used by other managed asset allocation or balanced accounts and funds to gain exposure to the asset class.

                                   QUESTION #2
The portfolio managers receive a base salary and incentive compensation based on their personal performance.

Our compensation and benefits programs are designed to provide our investment professionals with incentives to excel, and to promote an entrepreneurial, performance-oriented culture. They also align the interests of our investment professionals with the interests of our clients. Overall compensation can be grouped into four categories:

      ? Competitive salary, benchmarked to maintain competitive compensation opportunities. ? Annual bonus, tied to individual contributions and investment performance. ? UBS equity awards, promoting company-wide success and employee retention. ? Partnership Incentive Program (PIP), a phantom-equity-like program for key senior staff.

Base salary is used to recognize the experience, skills and knowledge that our investment professionals bring to their roles. Salary levels are monitored and adjusted periodically in order to remain competitive within the investment management industry.

Annual bonuses are strictly and rigorously correlated with performance. As such, annual incentives can be highly variable, and are based on three components: 1) the firm's overall business success; 2) the performance of the respective asset class and/or investment mandate; and 3) an individual's specific contribution to the firm's results. We strongly believe that tying bonuses to both long-term (3-year) and shorter-term (1-year) portfolio performance closely aligns our investment professionals' interests with those of our clients.

Analyst Incentives. Because we value our proprietary research, we have designed a compensation system that has made investment analysis a highly regarded career within our firm. Grouped into 12 global sector teams, our analysts manage model portfolios in global and local sectors, which are used by the portfolio management teams to construct client portfolios. Analyst incentives are tied to the performance of the model portfolios, which we evaluate over rolling three-year periods. One-third of each analyst's rating is based upon the performance of the model global sector portfolio; one-third on the model local sector portfolio; and one-third is a qualitative assessment of their contribution. We believe that this system closely aligns our analysts' incentives with our clients.

UBS AG equity. Many of our senior investment professionals receive a portion of their annual performance-based incentive in the form of deferred or restricted UBS AG shares or employee stock options. Not only does this reinforce the critical importance of creating long-term business value, it also serves as an effective retention tool as the equity shares typically vest over a number of years.

Broader equity share ownership is encouraged for all employees through "Equity Plus". This long-term incentive program gives employees the opportunity to purchase UBS stock with after-tax funds from their bonus or salary. Two UBS AG stock options are given for each share acquired and held for two years. We feel this engages our employees as partners in the firm's success, and helps to maximize our integrated business strategy.

Partnership Incentive Program (PIP). Designed to promote an entrepreneurial culture and drive long-term thinking, the PIP is a phantom-equity-like program for key senior staff (approximately top 2%). By tying compensation to overall firm performance over the mid-to longer-term, the program offers significant compensation opportunities for our senior staff.

                                   QUESTION #3
The portfolio managers own shares of the UBS registered mutual fund. As that fund is not the registrant at issue here, they are not required to disclose the amount invested.




/s/Rachel M. Wood                                               March 22, 2005
-------------------------------------                -----------------------
Rachel M. Wood                                                Date
Associate Director


--------
         1 Investment professionals at Alliance include portfolio managers and research analysts. Investment professionals are part of investment groups (or teams) that service individual fund portfolios. The number of investment professionals assigned to a particular fund will vary from fund to fund.





APPENDIX A


Description of Bond Ratings:


Moody's Investors Service, Inc. Bond Ratings:


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.


A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.


B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.


Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


CONDITIONAL RATING: Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by a) earnings of projects under construction, b) earnings of projects unseasoned in operation experience, c) rentals which begin when facilities are completed, or d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."


Description of Moody's Commercial Paper Ratings:


Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:


Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.


Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.


Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.


Issuers rated Not Prime do not fall within any of the Prime rating categories.


Description of Standard & Poor's Corporation's Debt Ratings:


A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.


The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.


The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.


The ratings are based, in varying degrees, on the following considerations:


I. Likelihood of default -- capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;


II. Nature of and provisions of the obligation;


III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.


AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's.
     Capacity to pay interest and repay principal is extremely strong.


AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A: Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.


BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.


BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C: The rating "C" is reserved for income bonds on which no interest is being paid.


D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.


Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.


NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.


Standard & Poor's, Commercial Paper Ratings


A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:


A: Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.


A-1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.


A-2: Capacity for timely payment on issues with this designation is strong.
     However, the relative degree of safety is not as high as for issues designated "A-1".


A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.


B: Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.


D: This rating indicates that the issue is either in default or is expected to be in default upon maturity.


The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.


Standard & Poor's rates notes with a maturity of less than three years as follows:


SP-1: A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a "+" designation.


SP-2: A satisfactory capacity to pay principal and interest.


SP-3: A speculative capacity to pay principal and interest.

APPENDIX B




PROXY VOTING POLICIES

The Proxy voting policies applicable to each Account follow.

                                                                    OCTOBER 2004
                        ALLIANCE CAPITAL MANAGEMENT L.P.

STATEMENT OF POLICIES AND PROCEDURES FOR PROXY VOTING

INTRODUCTION

As a registered investment adviser, Alliance Capital Management L.P. ("Alliance Capital", "we" or "us") has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients' voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.


This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to Alliance Capital's growth and value investment groups investing on behalf of clients in both US and non-US securities.


PROXY POLICIES

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients' accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. Alliance Capital reserves the right to depart from these guidelines in order to avoid voting decisions that we believe may be contrary to our clients' best interests. In reviewing proxy issues, we will apply the following general policies:



CORPORATE GOVERNANCE: Alliance Capital's proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to the shareholders. We favor proposals promoting transparency and accountability within a company. We will vote for proposals providing for equal access to the proxy materials so that shareholders can express their views on various proxy issues. We also support the appointment of a majority of independent directors on key committees and separating the positions of chairman and chief executive officer.



ELECTIONS OF DIRECTORS: Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. We may withhold votes for directors that fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse. Finally, we may withhold votes for directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement.



APPOINTMENT OF AUDITORS: Alliance Capital believes that the company remains in the best position to choose the auditors and will generally support management's recommendation. However, we recognize that there may be inherent conflicts when a company's independent auditor performs substantial non-audit related services for the company. While we will recognize that there may be special circumstances that could lead to high non-audit fees in some years, we would normally consider non-audit fees in excess of 70% to be disproportionate. Therefore, we may vote against the appointment of auditors if the fees for non-audit related services exceed 70% of the total audit fees paid by the company or there are other reasons to question the independence of the company's auditors.



CHANGES IN LEGAL AND CAPITAL STRUCTURE: Changes in a company's charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, Alliance Capital will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition or provide a sufficient number of shares for an employee savings plan, stock option or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than one hundred percent of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of the outstanding shares upon issuance.



CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS: Alliance Capital believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of the research analysts that cover the company and the investment professionals managing the portfolios in which the stock is held.



PROPOSALS AFFECTING SHAREHOLDER RIGHTS: Alliance Capital believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.



ANTI-TAKEOVER MEASURES: Alliance Capital believes that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. We will generally oppose proposals, regardless of whether they are advanced by management or shareholders, the purpose or effect of which is to entrench management or dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including blank check preferred stock, classified boards and supermajority vote requirements) that appear to be intended as management entrenchment mechanisms.



EXECUTIVE COMPENSATION: Alliance Capital believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. We will analyze the proposed plans to ensure that shareholder equity will not be excessively diluted, the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate in such programs. We will generally oppose plans that permit repricing of underwater stock options without shareholder approval. Other factors such as the company's performance and industry practice will generally be factored into our analysis. We will support proposals to submit severance packages that do not exceed 2.99 times the sum of an executive officer's base salary plus bonus that are triggered by a change in control to a shareholder vote. Finally, we will support shareholder proposals requiring companies to expense stock options because we view them as a large corporate expense.



SOCIAL AND CORPORATE RESPONSIBILITY: Alliance Capital will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.


PROXY VOTING PROCEDURES

PROXY VOTING COMMITTEES

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for Alliance Capital and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management and interested shareholder groups and others as necessary to discuss proxy issues. Members of the committee include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

CONFLICTS OF INTEREST

Alliance Capital recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage, or we administer, who distributes Alliance Capital sponsored mutual funds, or with whom we or an employee has another business or personal relationship that may affect how we vote on the issuer's proxy. Similarly, Alliance may have a potential material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted with only our clients' best interests in mind. That said, we have implemented additional procedures to ensure that our votes are not the product of a material conflict of interests, including: (i) on an annual basis, the proxy committees will take reasonable steps to evaluate the nature of Alliance Capital's and our employees' material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and any client that has sponsored or has material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that they are aware of (including personal relationships) and any contact that they have had with any interested party regarding a proxy vote;
(iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of a third party research service to ensure that our voting decision is consistent with our clients' best interests.


Because under certain circumstances Alliance Capital considers the recommendation of third party research services, the proxy committees will take reasonable steps to verify that any third party research service is in fact independent based on all of the relevant facts and circumstances. This includes reviewing the third party research service's conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues; and (ii) can make such recommendations in an impartial manner and in the best interests of our clients.


PROXIES OF CERTAIN NON-US ISSUERS

Proxy voting in certain countries requires "share blocking." Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting (usually one-week) with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients' custodian banks. Alliance Capital may determine that the benefit to the client of exercising the vote does not outweigh the cost of voting, which is not being able to transact in the shares during this period. Accordingly, if share blocking is required we may abstain from voting those shares.


In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent Alliance Capital from voting such proxies. For example, Alliance Capital may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require Alliance Capital to provide local agents with power of attorney prior to implementing Alliance Capital's voting instructions. Although it is Alliance Capital's policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.


PROXY VOTING RECORDS

Clients may obtain information about how we voted proxies on their behalf by contacting their Alliance Capital administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

                  AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
                             PROXY VOTING POLICIES

American Century Investment Management, Inc. ("American Century") is the investment manager for a variety of clients, including the American Century family of mutual funds. As such, it has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by American Century.

GENERAL PRINCIPLES

In voting proxies, American Century is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. American Century will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, American Century will vote proxies in the manner that we believe will do the most to maximize shareholder value.


SPECIFIC PROXY MATTERS

A. ROUTINE MATTERS
------------------

  1. Election of Directors


    a. GENERALLY. American Century will generally support the election of directors that result in a board made up of a majority of independent directors. In general, American Century will vote in favor of management's director nominees if they are running unopposed. American Century believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. American Century of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management's director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management's nominees are opposed in a proxy contest, American Century will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where American Century's clients are significant holders of a company's voting securities, management's recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).


    b. COMMITTEE SERVICE. American Century will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.


    c. CLASSIFICATION OF BOARDS. American Century will support proposals that seek to declassify boards. Conversely, American Century will oppose efforts to adopt classified board structures.


    d. MAJORITY INDEPENDENT BOARD. American Century will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can help to facilitate objective decision making and enhances accountability to shareholders.


    e. WITHHOLDING CAMPAIGNS. American Century will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (a) through (d) above.


  2. Ratification of Selection of Auditors


    American Century will generally rely on the judgment of the issuer's audit committee in selecting the independent auditors who will provide the best service to the company. American Century believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.


B. Equity-Based Compensation Plans


  American Century believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. American Century recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. American Century will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.

  American Century will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.


  Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by American Century's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.


  American Century will generally vote against the adoption of plans or plan amendments that:

  . provide for immediate vesting of all stock options in the event of a change of control of the company (see "Anti-Takeover Proposals" below);
  . reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. American Century will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;
  . establish restriction periods shorter than three years for restricted stock grants;
  . do not reasonably associate awards to performance of the company; and . are excessively dilutive to the company.

C. Anti-Takeover Proposals


  In general, American Century will vote against any proposal, whether made by management or shareholders, which American Century believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.


  1. Cumulative Voting


    American Century will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. American Century believes that the elimination of cumulative voting constitutes an anti-takeover measure.


  2. Staggered Board


    If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, American Century believes that staggered boards are primarily an anti-takeover device and will vote against them. However, American Century does not necessarily vote against the re-election of staggered boards.


  3. "Blank Check" Preferred Stock


    Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, American Century will vote against blank check preferred stock. However, American Century may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.


  4.  Elimination of Preemptive Rights


    When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.


    While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. American Century generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.


  5.  Non-targeted Share Repurchase


    A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. American Century finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company's financial condition.


  6.  Increase in Authorized Common Stock


    The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. American Century will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, American Century will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.


  7.  "Supermajority" Voting Provisions or Super Voting Share Classes


    A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. American Century believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.


  8.  "Fair Price" Amendments


    This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. American Century will carefully examine all fair price proposals. In general, American Century will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.


  9.  Limiting the Right to Call Special Shareholder Meetings.


    The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. American Century believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.


  10. Poison Pills or Shareholder Rights Plans

    Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.


    The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. American Century believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. American Century will generally vote against all forms of poison pills.


    We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.


  11. Golden Parachutes


    Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, American Century will evaluate the specifics of the plan presented.


  12. Reincorporation


    Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.


    We will examine reincorporation proposals on a case-by-case basis. If American Century believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, American Century will vote affirmatively.


  13. Confidential Voting


    Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.


    Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. American Century believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.


  14. Opting In or Out of State Takeover Laws


    State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. American Century believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, American Century will vote in favor of opting out of restrictive state takeover laws.


C.  Other Matters


  1. Shareholder Proposals Involving Social, Moral or Ethical Matters

    American Century will generally vote management's recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder's preferences regarding such issues is often unclear. Where this is the case, American Century believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of American Century clients, and therefore will review management's assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.


    Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. American Century believes that such proposals are better addressed outside the corporate arena, and will vote with management's recommendation; in addition, American Century will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.


  2.  Anti-Greenmail Proposals


    "Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. American Century believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.


  3.  Indemnification


    American Century will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.


  4.  Non-Stock Incentive Plans


    Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and American Century will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.


  5.  Director Tenure


    These proposals ask that age and term restrictions be placed on the board of directors. American Century believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.


  6.  Directors' Stock Options Plans


    American Century believes that stock options are an appropriate form of compensation for directors, and American Century will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company's total exposure to stock option plan dilution.


  7.  Director Share Ownership


    American Century will vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.

MONITORING POTENTIAL CONFLICTS OF INTEREST

Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management's positions and give American Century staff the opportunity to ask additional questions about the matter being presented. Companies with which American Century has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for American Century clients, our proxy voting personnel regularly catalog companies with whom American Century has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).

          ************************************************************

The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, American Century will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.


Case-by-case determinations will be made by American Century staff, which is overseen by the General Counsel of American Century, in consultation with equity managers. Electronic records will be kept of all votes made.

Original 6/1/1989
Revised 12/05/1991
Revised 2/15/1997
Revised 8/1/1999
Revised 7/1/2003
                           COLUMBUS CIRCLE INVESTORS
                              PROXY VOTING POLICY
                                      2005

I.PROCEDURES

  Columbus Circle Investors (Columbus Circle) is generally authorized by its clients, as a term of its Investment Advisory Agreement, the authority to vote and give proxies for the securities held in clients' investment accounts.At their election, however, clients may retain this authority, in which case Columbus Circle will consult with clients regarding proxy voting decisions as requested.


  For those clients for whom Columbus Circle Investors (Columbus Circle) has undertaken to vote proxies, Columbus Circle retains the final authority and responsibility for such voting subject to any specific restrictions or voting instructions by clients.


  In addition to voting proxies for clients, Columbus Circle:
  1)provides clients with a concise summary of its proxy voting policy, which includes information describing how clients may obtain a copy of this complete policy and information regarding how specific proxies related to each respective investment account are voted.Columbus Circle delivered a copy of this summary to all clients as of August 6, 2003, and provides it to all new clients as part of its Form ADV, Part II disclosure brochure;


  2)applies its proxy voting policy according to the following voting policies and keeps records of votes for each client through Institutional Shareholder Services;


  3)keeps records of proxy voting available for inspection by each client or governmental agencies - to both determine whether the votes were consistent with policy and to determine all proxies were voted;


  4)monitors such voting for any potential conflicts of interest and maintains systems to deal with these issues appropriately;


  5)and this written proxy voting policy, which may be updated and supplemented from time to time;

  Frank Cuttita, Columbus Circle's Chief Administrative Officer, will maintain Columbus Circle's proxy voting process.Clients with questions regarding proxy voting decisions in their accounts should contact Mr. Cuttita.


II.VOTING GUIDELINES

  Keeping in mind the concept that no issue is considered "routine," outlined below are general voting parameters on various types of issues when there are no extenuating circumstances, i.e., company specific reason for voting differently.The Operating Committee of Columbus Circle has adopted the following voting parameters.


  To assist in its voting process, Columbus Circle has engaged Institutional Shareholder Services (ISS), an independent investment advisor that specializes in providing a variety of fiduciary level proxy related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. ISS also provides Columbus Circle with reports that reflect proxy voting activities for Columbus Circle's client portfolios which provide information for appropriate monitoring of such delegated responsibilities.


  Columbus Circle has delegated to ISS the authority to vote Columbus Circle's clients' proxies consistent with the following parameters.ISS further has the authority to determine whether any extenuating specific company circumstances exist that would mandate a special consideration of the application of these voting parameters.If ISS makes such a determination, the matter will be forwarded to Mr. Frank Cuttita for review.Likewise, ISS will present to Columbus Circle any specific matters not addressed within the following parameters for consideration.


  A.Management Proposals:
    1. When voting on ballot items that are fairly common management sponsored initiatives certain items are generally, although not always, voted affirmatively.
      .  ^"Normal" elections of directors
      .  ^Approval of auditors/CPA
      .  ^Directors' liability and indemnification
      .  ^General updating/corrective amendments to charter
      .  ^Elimination of cumulative voting
      .  ^Elimination of preemptive rights

    2. When voting items that have a potential substantive financial or best interest impact, certain items are generally, although not always, voted affirmatively:
      . ^Capitalization changes that eliminate other classes of stock and voting rights
      . ^Changes in capitalization authorization for stock splits, stock dividends, and
      .   other specified needs.
      . ^Stock purchase plans with an exercise price of not less than 85% FMV . ^Stock option plans that are incentive based and not excessive
      .  ^Reductions in supermajority vote requirements
      .  ^Adoption of antigreenmail provisions

    3. When voting items which have a potential substantive financial or best interest impact, certain items are generally not voted in support of the proposed management sponsored initiative:
      . ^Capitalization changes that add classes of stock that are blank check in nature or that dilute the voting interest of existing shareholders
      . ^Changes in capitalization authorization where management does not offer an appropriate rationale or that are contrary to the best interest of existing shareholders
      . ^Anti-takeover and related provisions which serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
      . ^Amendments to bylaws that would require super-majority shareholder votes to pass or repeal certain provisions
      .  ^Classified or single-slate boards of directors
      . ^Reincorporation into a state that has more stringent anti-takeover and related provisions
      . ^Shareholder rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions which prevent legitimate offers from proceeding.
      . ^Excessive compensation or non-salary compensation related proposals, always company specific and considered case-by-case
      . ^Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered
      . ^ Amending articles to relax quorum requirements for special resolutions

      . ^ Re-election of director(s) directly responsible for a company's fraudulent or criminal act
      .  ^ Re-election of director(s) who holds offices of chairman and CEO
      . ^ Re-election of director(s) who serve on audit, compensation and nominating committees
      . ^ Election of directors with service contracts of three years, which exceed best practice and any change in control provisions
      . ^ Adoption of option plans/rants to directors or employees of related companies
      .  ^ Lengthening internal auditors' term in office to four years

  B.Shareholder Proposals:


    Traditionally shareholder proposals have been used mainly for putting social initiatives and issues in front of management and other shareholders.Under ERISA, it is inappropriate to use (vote) plan assets to carry out such social agendas or purposes.Thus, shareholder proposals are examined closely for their relationship to the best interest of shareholders, i.e., beneficiaries, and economic impact.


    1. When voting shareholder proposals, in general, initiatives related to the following items are supported:
      .  ^Auditors should attend the annual meeting of shareholders
      .  ^Election of the board on an annual basis
      .  ^Equal access to proxy process
      .  ^Submit shareholder rights plan poison pill to vote or redeem
      .  ^Undo various anti-takeover related provisions
      .  ^Reduction or elimination of super-majority vote requirements
      .  ^ Anti-greenmail provisions
      .  ^ Submit audit firm ratification to shareholder votes
      .  ^ Audit firm rotations every five or more years
      .  ^ Requirement to expense stock options
      .  ^ Establishment of holding periods limiting executive stock sales
      .  ^ Report on executive retirement benefit plans
      .  ^ Require two-thirds of board to be independent
      .  ^ Separation of chairman and chief executive posts

    2.When voting shareholder proposals, in general, initiatives related to the following items are not supported:

      . ^Requiring directors to own large amounts of stock before being eligible to be elected
      .  ^Restoring cumulative voting in the election of directors
      . ^Reports which are costly to provide or which would require duplicative efforts or expenditures which are of a non-business nature or would provide no pertinent information from the perspective of ERISA shareholders
      . ^Restrictions related to social, political or special interest issues which impact the ability of the company to do business or be competitive and which have a significant financial or best interest impact, such as specific boycotts or restrictions based on political, special interest or international trade considerations; restrictions on political contributions; and the Valdez principles.
      . ^ Restrictions banning future stock option grants to executives except in extreme cases

    3.Additional shareholder proposals require case-by-case analysis

      . ^ Prohibition or restriction of auditors from engaging in non-audit services (auditors will be voted against if non-audit fees are greater than audit and audit-related fees, and permitted tax fees combined)
      .  ^ Requirements that stock options be performance-based
      . ^ Submission of extraordinary pension benefits for senior executives under a company's SERP for shareholder approval
      .  ^ Shareholder access to nominate board members
      .  ^ Requiring offshore companies to reincorporate into the United States

  Another expression of active involvement is the voting of shareholder proposals.Columbus Circle evaluates and supports those shareholder proposals on issues that appropriately forward issues of concern to the attention of corporate management.Historically, many shareholder proposals received very little support, often not even enough to meet SEC refiling requirements in the following year although the SEC is considering relaxing the standards for the placement of shareholder initiatives on ballots.Support of appropriate shareholder proposals is becoming a more widespread and acknowledged practice and is viewed by many as a direct expression of concern on an issue to corporate management.It is noted, however, that the source (and motivation of the shareholder proposal proponent) can affect outcome on a shareholder proposal vote.


  Columbus Circle has not, to date, actively considered filing shareholder proposals, writing letters to companies on a regular basis, or engaging numerous companies in a dialogue.These activities and others that could be considered expressions of activism are not under consideration at this time.Should a particular equity company's policy become of concern, the evaluation and voting process will continue to be the first level of monitoring and communication.Columbus Circle's staff participates in national forums and maintains contacts with corporate representatives.


III.CONFLICTS OF INTEREST

  Columbus Circle will monitor its proxy voting process for material conflicts of interest.It is not anticipated that material conflicts of interest will be impact Columbus Circle's proxy voting process.By maintaining the above-described proxy voting process, most votes are made based on overall voting parameters rather than their application to any particular company thereby eliminating the effect of any potential conflict of interest.


  Columbus Circle has reviewed its business, financial and personal relationships to determine whether any conflicts of interest exist, and will at least annually assess the impact of any conflicts of interest.As of the date of this policy, Columbus Circle may have a conflict of interest related to voting certain securities of publicly held companies to which the firm provides investment advisory services.


  In the event of a vote involving a conflict of interest that does not meet the specific outlined parameters above and requires additional company-specific decision-making, Columbus Circle will contact each client for which it would be authorized to vote such security for consent to vote the proxy in a recommended manner.Columbus Circle expects that this will happen only rarely, if at all.

                             EMERALD ADVISERS, INC.
                              PROXY VOTING POLICY

The voting policies set forth below apply to all proxies which Emerald Advisers, Inc. is entitled to vote. It is EAI's policy to vote all such proxies. Corporate governance through the proxy process is solely concerned with the accountability and responsibility for the assets entrusted to corporations. The role of institutional investors in the governance process is the same as the responsibility due all other aspects of the fund's management. First and foremost, the investor is a fiduciary and secondly, an owner. Fiduciaries and owners are responsible for their investments. These responsibilities include:


 1) Selecting proper directors

 2) Insuring that these directors have properly supervised management
 3) Resolve issues of natural conflict between shareholders and managers
  a) Compensation
  b) Corporate Expansion
  c) Dividend Policy
  d) Free Cash Flow
  e) Various Restrictive Corporate Governance Issues, Control Issues, etc.
  f) Preserving Integrity

In voting proxies, EAI will consider those factors which would affect the value of the investment and vote in the manner, which in its view, will best serve the economic interest of its clients. Consistent with this objective, EAI will exercise its vote in an activist pro-shareholder manner in accordance with the following policies.


I. BOARD OF DIRECTORS

  In theory, the Board represents shareholders, in practice, all too often Board members are selected by management. Their allegiance is therefore owed to management in order to maintain their very favorable retainers and prestigious position. In some cases, corporations never had a nominating process, let alone criteria for the selection of Board members. Shareholders have begun to focus on the importance of the independence of the Board of Directors and the nominating process for electing these Board members. Independence is an important criterium to adequately protect shareholders' ongoing financial interest and to properly conduct a board member's oversight process. Independence though, is only the first criteria for a Board. Boards need to be responsible fiduciaries in their oversight and decision-making on behalf of the owners of the corporations. Too many companies are really ownerless. Boards who have failed to perform their duties, or do not act in the best interests of the shareholders should be voted out. A clear message is sent when a no confidence vote is given to a set of directors or to a full Board.


  A. ELECTION OF DIRECTORS, a Board of Directors, or any number of Directors. In order to assure Boards are acting solely for the shareholders they represent, the following resolutions will provide a clear message to underperforming companies and Boards who have failed to fulfill duties assigned to them.
    . Votes should be cast in favor of shareholder proposals asking that boards be comprised of a majority of outside directors.
    . Votes should be case in favor of shareholder proposals asking that board audit, compensation and nominating committees be comprised exclusively of outside directors.
    . Votes should be cast against management proposals to re-elect the board if the board has a majority of inside directors.
    . Votes should be withheld for directors who nay have an inherent conflict of interest by virtue of receiving consulting fees from a corporation (affiliated outsiders).
    . Votes should be withheld, on a case by case basis, for those directors of the compensation committees responsible for particularly egregious compensation plans.
    . Votes should be withheld for directors who have failed to attend 75% of board or committee meetings in cases where management does not provide adequate explanation for absences.
    . Votes should be withheld for incumbent directors of poor performing companies; defining poor performing companies as those companies who have below average stock performance (vs. peer group/Wilshire 5000) and below average return on assets and operating margins.
    . Votes should be cast in favor of proposals to create shareholder advisory committees. These committees will represent shareholders' views, review management, and provide oversight of the board and their directors.

  B. SELECTION OF ACCOUNTANTS: EAI will generally support a rotation of accountants to provide a truly independent audit. This rotation should generally occur every 4-5 years.

  C. INCENTIVE STOCK PLANS. EAI will generally vote against all excessive compensation and incentive stock plans which are not performance related.

  D. CORPORATE RESTRUCTURING PLANS or company name changes, will generally be evaluated on a case by case basis.

  E. ANNUAL MEETING LOCATION.

    This topic normally is brought forward by minority shareholders, requesting management to hold the annual meeting somewhere other than where management desires. RESOLUTION: EAI normally votes with management, except in those cases where management seeks a location to avoid their shareholders.


  F.   PREEMPTIVE RIGHTS.

    This is usually a shareholder request enabling shareholders to participate first in any new offering of company common stock. RESOLUTION: We do not feel that preemptive rights would add value to shareholders, we would vote against such shareholder proposals.


  G.  MERGERS AND/OR ACQUISITIONS.

    Each Merger and/or acquisition has numerous ramifications for long term shareholder value. RESOLUTION: After in-depth valuation EAI will vote its shares on a case by case basis.


II.  CORPORATE GOVERNANCE ISSUES

  These issues include those areas where voting with management may not be in the best interest of the institutional investor. All proposals should be examined on a case by case basis.


  A. PROVISIONS RESTRICTING SHAREHOLDER RIGHTS.

    These provisions would hamper shareholders' ability to vote on certain corporate actions, such as changes in the bylaws, greenmail, poison pills, recapitalization plans, golden parachutes, and on any item that would limit shareholders' rights to nominate, elect, or remove directors. These items can change the course of the corporation overnight and shareholders should have the right to vote on these critical issues. RESOLUTION: Vote AGAINST
                                                     ------------------------
    management proposals to implement such restrictions and vote For shareholder
    ----------------------------------------------------------------------------
    proposals to eliminate them.
    ----------------------------


  B. ANTI-SHAREHOLDER MEASURES

    These are measures designed to entrench management so as to make it more difficult to effect a change in control of the corporation. They are normally not in the best interest of shareholders since they do not allow for the most productive use of corporate assets.


    1. CLASSIFICATION OF THE BOARD OF DIRECTORS:
      A classified Board is one in which directors are not elected in the same year rather their terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors. RESOLUTION: Vote AGAINST proposals to classify the Board and
                    ------------------------------------------------------------
      support proposals (usually shareholder initiated) to implement annual
      ---------------------------------------------------------------------
      election of the Board.
      ----------------------


    2. SHAREHOLDER RIGHTS PLANS (POISON PILLS):
      Anti-acquisition proposals of this sort come in a variety of forms. In general, issuers confer contingent benefits of some kind on their common stockholders. The most frequently used benefit is the right to buy shares at discount prices in the event of defined changes in corporate control.
      RESOLUTION: Vote Against proposals to adopt Shareholder Rights Plans, and
      -------------------------------------------------------------------------
      vote For Shareholder proposals eliminating such plans.
      ------------------------------------------------------


    3. UNEQUAL VOTING RIGHTS:
      A takeover defense, also known as superstock, which give holders disproportionate voting rights. EAI adheres to the One Share, One Vote philosophy, as all holders of common equity must be treated fairly and equally. RESOLUTION: Vote AGAINST proposals creating different classes of
               ----------------------------------------------------------------
      stock with unequal voting privileges.
      -------------------------------------


    4. SUPERMAJORITY CLAUSES:
      These are implemented by management requiring that an overly large amount of shareholders (66-95% of shareholders rather than a simple majority) approve business combinations or mergers, or other measures affecting control. This is another way for management to make changes in control of the company more difficult. RESOLUTION: Vote AGAINST management proposals
                                  ---------------------------------------------
      to implement supermajority clauses and support shareholder proposals to
      -----------------------------------------------------------------------
      eliminate them.
      ---------------


    5. FAIR PRICE PROVISIONS:
      These provisions allow management to set price requirements that a potential bidder would need to satisfy in order to consummate a merger. The pricing formulas normally used are so high that the provision makes any tender offer prohibitively expensive. Therefore, their existence can foreclose the possibility of tender offers and hence, the opportunity to secure premium prices for holdings. RESOLUTION: Vote AGAINST management
                                          -----------------------------------
      proposals to implement fair price provisions and vote FOR shareholder
      ---------------------------------------------------------------------
      proposals to eliminate them. CAVEAT: Certain fair price provisions are
      ---------------------------
      legally complex and require careful analysis and advice before concluding whether or not their adoption would serve stockholders' interest.


    6. INCREASES IN AUTHORIZED SHARES AND/OR CREATION OF NEW CLASSES OF COMMON AND PREFERRED STOCK:
      a. INCREASING AUTHORIZED SHARES.
        EAI will support management if they have a stated purpose for increasing the authorized number of common and preferred stock. Under normal circumstances, this would indicate stock splits, stock dividends, stock option plans, and for additional financing needs. However, in certain circumstances, it is apparent that management is proposing these increases as an anti-takeover measure. When used in this manner, share increases could inhibit or discourage stock acquisitions by a potential buyer, thereby negatively affecting a fair price valuation for the company. Resolution: On a case by case basis, vote AGAINST management if they attempt to increase the amount of shares that they are authorized to issue if their intention is to use the excess shares to discourage a beneficial business combination. One way to determine if management intends to abuse its rights to issue shares is if the amount of authorized shares requested is double the present amount of authorized shares.


      b. CREATION OF NEW CLASSES OF STOCK.
        Managements have proposed authorizing shares of new classes of stock, usually preferreds, which the Board would be able to issue at their discretion. The Board would also be granted the discretion to determine the dividend rate, voting privileges, redemption provisions, conversion rights, etc. without approval of the shareholders. These "blank check" issues are designed specifically to inhibit a takeover, merger, or accountability to its shareholders. Resolution: EAI would vote AGAINST
                                            ----------------------------------
        management in allowing the Board the discretion to issue any type of
        --------------------------------------------------------------------
        "blank check" stock without shareholder approval.
        -------------------------------------------------

  C. DIRECTORS AND MANAGEMENT LIABILITY AND INDEMNIFICATION

    These proposals are a result of the increasing cost of insuring directors and top management against lawsuits. Generally, managements propose that the liability of directors and management be either eliminated or limited. Shareholders must have some recourse for losses that are caused by negligence on the part of directors and management. Therefore directors and management should be responsible for their fiduciary duty of care towards the company. The Duty of Care is defined as the obligation of directors and management to be diligent in considering a transaction or in taking or refusing to take a corporate action. Resolution: On a case by case basis,
                                         ------------------------------------
    EAI votes AGAINST attempts by management to eliminate director's and
    --------------------------------------------------------------------
    management liability for their duty of care.
    --------------------------------------------


  D. COMPENSATION PLANS (INCENTIVE PLANS)

    Management occasionally will propose to adopt an incentive plan which will become effective in the event of a takeover or merger. These plans are commonly known as "golden parachutes" or "tin parachutes" as they are specifically designed to grossly or unduly benefit a select few in management who would most likely lose their jobs in an acquisition. Shareholders should be allowed to vote on all plans of this type.
    Resolution: On a case by case basis, vote AGAINST attempts by management to
    ---------------------------------------------------------------------------
    adopt proposals that are specifically designed to grossly or unduly benefit
    ---------------------------------------------------------------------------
    members of executive management in the event of an acquisition.
    ---------------------------------------------------------------


  E. GREENMAIL

    EAI would not support management in the payment of greenmail. Resolution:
                                                                  -----------
    EAI would vote FOR any shareholder resolution that would eliminate the
    ----------------------------------------------------------------------
    possibility of the payment of greenmail.
    ----------------------------------------


  F. CUMULATIVE VOTING

    Cumulative voting entitles stockholders to as many votes as equal the number of shares they own multiplied by the number of directors being elected. According to this set of rules, a shareholder can cast all votes towards a single director, or any two or more. This is a proposal usually made by a minority shareholder seeking to elect a director to the Board who sympathizes with a special interest. It also can be used by management that owns a large percentage of the company to ensure that their appointed directors are elected. Resolution: Cumulative voting tends to serve special
                           ----------------------------------------------------
    interests and not those of shareholders, therefore EAI will vote AGAINST any
    ----------------------------------------------------------------------------
    proposals establishing cumulative voting and For any proposal to eliminate
    --------------------------------------------------------------------------
    it.
    ---


  G. PROPOSALS DESIGNED TO DISCOURAGE MERGERS & ACQUISTIONS IN ADVANCE

    These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluation takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the Board to consider certain factors when evaluation an acquisition proposal". Directors are elected to primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviated from those interests. Resolution: EAI will vote AGAINST proposals
                                   -------------------------------------------
    that would discourage the most productive use of corporate assets in
    --------------------------------------------------------------------
    advance.
    --------


  H. CONFIDENTIAL VOTING

    A company that does not have a secret ballot provision had the ability to see the proxy votes before the annual meeting. In this way, management is able to know before the final outcome how their proposals are being accepted. If a proposal is not going their way, management has the ability to call shareholders to attempt to convince them to change their votes. Elections should take place in normal democratic process which includes the secret ballot. Elections without the secret ballot can lead to coercion of shareholders, employees, and other corporate partners. Resolution: Vote FOR
                                                           --------------------
    proposals to establish secret ballot voting.
    --------------------------------------------


  I.   DISCLOSURE

    Resolution: EAI will vote AGAINST proposals that would require any kind of
                --------------------------------------------------------------
    unnecessary disclosure of business records. EAI will vote For proposals that
    ----------------------------------------------------------------------------
    require disclosure of records concerning unfair labor practices or records
    --------------------------------------------------------------------------
    dealing with the public safety.
    -------------------------------


  J.   SWEETENERS

    Resolution: EAI will vote AGAINST proposals that include what are called
    ------------------------------------------------------------------------
    "sweeteners" used to entice shareholders to vote for a proposal that
    --------------------------------------------------------------------
    includes other items that may not be in the shareholders' best interest. For
    ----------------------------------------------------------------------------
    instance, including a stock split in the same proposal as a classified
    ----------------------------------------------------------------------
    Board, or declaring an extraordinary dividend in the same proposal
    ------------------------------------------------------------------
    installing a shareholders' rights plan (Poison Pill).
    -----------------------------------------------------


  K. CHANGING THE STATE OF INCORPORATION

    If management sets forth a proposal to change the State of Incorporation, the reason for the change is usually to take advantage of another state's liberal corporation laws, especially regarding mergers, takeovers, and anti-shareholder measures. Many companies view the redomestication in another jurisdiction as an opportune time to put new anti-shareholder measures on the books or to purge their charter and bylaws of inconvenient shareholder rights, written consent, cumulative voting, etc. Resolution: ON
                                                                 --------------
    A CASE BY CASE BASIS, EAI will vote AGAINST proposals changing the State of
    ---------------------------------------------------------------------------
    Incorporation for the purposes of their anti-shareholder provisions and will
    ----------------------------------------------------------------------------
    support shareholder proposals calling for reincorporation into a
    ----------------------------------------------------------------
    jurisdiction more favorable to shareholder democracy.
    -----------------------------------------------------


  L. EQUAL ACCESS TO PROXY STATEMENTS

    EAI supports stockholders' rights to equal access to the proxy statement, in the same manner that management has access. Stockholders are owners of a corporation and should not be bound by timing deadlines and other obstacles that presently shareholders must abide by in sponsoring proposals in a proxy statement. The Board should not have the ability to arbitrarily prevent a shareholder proposal from appearing in the proxy statement. Resolution: EAI
                                                                ---------------
    will support any proposal calling for equal access to proxy statements.
    -----------------------------------------------------------------------


  M.  ABSTENTION VOTES

    EAI supports changes in the method of accounting for abstention votes. Abstention votes should not be considered as shares "represented" or "cast" at an annual meeting. Only those shares cast favoring or opposing a proposal
                                                 --------------------
    should be included in the total votes cast to determine if a majority vote has been achieved. Votes cast abstaining should not be included in total votes cast. Resolution: EAI will support any proposal to change a company's
                ---------------------------------------------------------------
    by-laws or articles of incorporation to reflect the proper account for
    ----------------------------------------------------------------------
    abstention votes.
    -----------------


III.  OTHER ISSUES

  On other major issues involving questions of community interest, moral and
  social     concern, fiduciary trust and respect for the law such as:

  A. Human Rights

  B. Nuclear Issues

  C. Defense Issues

  D. Social Responsibility

  EAI, in general supports the position of management. Exceptions to this policy include:


    1. SOUTH AFRICA
      EAI will actively encourage those corporations that have South African interests to adopt and adhere to the Statement of Principles for South Africa, formerly known as the Sullivan Principles, and to take further actions to promote responsible corporate activity.


    2. NORTHERN IRELAND
      EAI will actively encourage U.S. companies in Northern Ireland to adopt and adhere to the MacBride Principles, and to take further actions to promote responsible corporate activity.

                                   APPENDIX B
                      ISS PROXY VOTING GUIDELINES SUMMARY.
                                ISS PROXY VOTING
                               GUIDELINES SUMMARY

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

THE BOARD OF DIRECTORS (CHAPTER 3)
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

.. Attend less than 75 percent of the board and committee meetings without a valid excuse,
.. Implement or renew a dead-hand or modified dead-hand poison pill, .. Ignore a shareholder proposal that is approved by a majority of the shares outstanding,
.. Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years,
.. Failed to act on takeover offers where the majority of the shareholders tendered their shares,
.. Are inside directors and sit on the audit, compensation, or nominating committees, and
.. Are inside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees.

..In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.


SEPARATING CHAIRMAN AND CEO

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

.. Designated lead director appointed from the ranks of the independent board members with clearly delineated duties,
.. Majority of independent directors on board, .. All-independent key committees,
.. Committee chairpersons nominated by the independent directors, .. CEO performance reviewed annually by a committee of outside directors, .. Established governance guidelines, and
.. Company performance.

PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS

Shareholder proposals asking that a majority of directors be independent should be evaluated on a CASE-BY-CASE basis. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.


STOCK OWNERSHIP REQUIREMENTS

Vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.


TERM OF OFFICE

Vote AGAINST shareholder proposals to limit the tenure of outside directors.


AGE LIMITS

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote against proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and
(2) only if the director's legal expenses would be covered.

PROXY CONTESTS (CHAPTER 4)
VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors: long-term financial performance of the target company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.


REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

AUDITORS (CHAPTER 5)
RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

PROXY CONTEST DEFENSES (CHAPTER 6)
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

Vote AGAINST proposals to classify the board.


Vote FOR proposals to repeal classified boards and to elect all directors annually.


SHAREHOLDER ABILITY TO REMOVE DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.


Vote FOR proposals to restore shareholder ability to remove directors with or without cause.


Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.


Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.


CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.


Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.


SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.


Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.


SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.


Vote FOR proposals to allow or make easier shareholder action by written consent.


SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

Vote FOR proposals that seek to fix the size of the board.


Vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.

TENDER OFFER DEFENSES (CHAPTER 7)
POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.


Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.


Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.


FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.


Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.


GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.


Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.


PALE GREENMAIL

Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.


UNEQUAL VOTING RIGHTS

Vote AGAINST dual-class exchange offers.

Vote AGAINST dual-class recapitalizations.


SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR BYLAWS

Vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.


Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.


SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

Vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.


Vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.


WHITE SQUIRE PLACEMENTS

Vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.

MISCELLANEOUS GOVERNANCE PROVISIONS (CHAPTER 8)
CONFIDENTIAL VOTING

Vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.


EQUAL ACCESS

Vote FOR shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.


BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.


SHAREHOLDER ADVISORY COMMITTEES

Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

CAPITAL STRUCTURE (CHAPTER 9)
COMMON STOCK AUTHORIZATION

Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

Vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.


STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.


REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of shares will be proportionately reduced to avoid delisting. Review on a CASE-BY-CASE basis on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.


PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).


Vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.


Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.


Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.


SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK

Vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.


ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.


PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.


DEBT RESTRUCTURINGS

Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Consider the following issues: Dilution-How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be? Change in Control-Will the transaction result in a change in control of the company? Bankruptcy-Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.


TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as:

.. adverse governance changes,
.. excessive increases in authorized capital stock, .. unfair method of distribution,
.. diminution of voting rights,
.. adverse conversion features,
.. negative impact on stock option plans, and .. other alternatives such as spinoff.

EXECUTIVE AND DIRECTOR COMPENSATION (CHAPTER 10)

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our new methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's new rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap. Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for (1) long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index), (2) cash compensation, and (3) categorization of the company as emerging, growth, or mature. These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.


MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Vote on management proposals seeking approval to reprice options on a CASE-BY-CASE basis.


DIRECTOR COMPENSATION

Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.


EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.


OBRA-RELATED COMPENSATION PROPOSALS:
.. AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE FEATURES

  Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

.. AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

  Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of

  Section 162(m) of OBRA.

.. AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

  Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a CASE-BY-CASE basis.

.. APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

  Vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.


SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.


Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.


GOLDEN AND TIN PARACHUTES

Vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.


Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.


EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).


401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

STATE OF INCORPORATION (CHAPTER 11)
VOTING ON STATE TAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).


VOTING ON REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.

MERGERS AND CORPORATE RESTRUCTURINGS (CHAPTER 12)
MERGERS AND ACQUISITIONS

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, taking into account at least the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

CORPORATE RESTRUCTURING

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.


SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.


ASSET SALES

Votes on asset sales should be made on a CASE-BY-CASE basis after considering the impact on the balance sheet/ working capital, value received for the asset, and potential elimination of diseconomies.


LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.


APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.


CHANGING CORPORATE NAME

Vote FOR changing the corporate name.

MUTUAL FUND PROXIES (CHAPTER 13)
ELECTION OF DIRECTORS

Vote the election of directors on a CASE-BY-CASE basis, considering the following factors: board structure; director independence and qualifications; and compensation of directors within the fund and the family of funds attendance at board and committee meetings. Votes should be withheld from directors who:

.. attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable.In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.
.. ignore a shareholder proposal that is approved by a majority of shares outstanding;
.. ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years;
.. are interested directors and sit on the audit or nominating committee; or .. are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERTING CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors: past performance as a closed-end fund; market in which the fund invests; measures taken by the board to address the discount; and past shareholder activism, board activity, and votes on related proposals.

PROXY CONTESTS

Vote proxy contests on a CASE-BY-CASE basis, considering the following factors: past performance; market in which fund invests; and measures taken by the board to address the issues past shareholder activism, board activity, and votes on related proposals.


INVESTMENT ADVISORY AGREEMENTS

Vote the investment advisory agreements on a CASE-BY-CASE basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; share price performance as compared with peers; and the magnitude of any fee increase.


APPROVING NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.


PREFERRED STOCK PROPOSALS

Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis, considering the following factors: stated specific financing purpose and other reasons management gives possible dilution for common shares.


1940 ACT POLICIES

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; regulatory developments; current and potential returns; and current and potential risk.


CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fund's target investments; reasons given by fund for change; and the projected impact of change on portfolio.


CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.


NAME RULE PROPOSALS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: political/economic changes in target market; bundling with quorum requirements; bundling with asset allocation changes; and consolidation in the fund's target market.


DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: strategies employed to salvage the company; company's past performance; and terms of the liquidation.


CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.

CHANGING THE DOMICILE OF A FUND

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors: state regulations of both states; required fundamental policies of both states; and the increased flexibility available.


CHANGE IN FUND'S SUBCLASSIFICATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and consolidation in the target industry.


AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL

Vote AGAINST these proposals.


DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors: fees charged to comparably sized funds with similar objectives; proposed distributor's reputation and past performance; and competitiveness of fund in industry.


MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.


CHANGES TO THE CHARTER DOCUMENT

Vote changes to the charter document on a CASE-BY-CASE basis, considering the following factors: degree of change implied by the proposal; efficiencies that could result; state of incorporation; and regulatory standards and implications.


MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors: resulting fee structure; performance of both funds; and continuity of management personnel.

SHAREHOLDER PROPOSALS
ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Vote AGAINST the establishment of a director ownership requirement.


REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.


TERMINATE THE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors: performance of the fund's NAV and the history of shareholder relations.

SOCIAL AND ENVIRONMENTAL ISSUES (CHAPTER 14)
SOCIAL AND ENVIRONMENTAL ISSUES (CHAPTER 14)
CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

.. The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products), .. The availability and feasibility of alternatives to animal testing to ensure product safety, and
.. The degree that competitors are using animal-free testing.

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

.. Whether the proposal focuses on a specific drug and region;
.. Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness;
.. Whether the company already limits price increases of its products;
.. Whether the company already contributes life-saving pharmaceuticals to the needy; and
.. The extent that peer companies implement price restraints.

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

.. The costs and feasibility of labeling and/or phasing out;
.. The nature of the company's business and the proportion of it affected by the proposal;
.. The proportion of company sales in markets requiring labeling or GMO-free products;
.. The extent that peer companies label or have eliminated GMOs;
.. Competitive benefits, such as expected increases in consumer demand for the company's products; and
.. The risks of misleading consumers without federally mandated, standardized labeling. Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs. Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs-an issue better left to federal regulators-which outweigh the economic benefits derived from biotechnology. Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:
.. The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution;
.. The extent that peer companies have eliminated GMOs;
.. The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products; and .. Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs.Vote AGAINST proposals seeking a report on the health effects of GMOs. Studies of this sort are better undertaken by regulators and the scientific community.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

.. Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices;
.. Whether the company has adequately disclosed the financial risks of its subprime business; and
.. Whether the company has been subject to violations of lending laws or serious lending controversies.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

  . Second-hand smoke:
    . Whether the company complies with all local ordinances and regulations;
    . The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness; and
    . The risk of any health-related liabilities.
  . Advertising to youth:
    . Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations;
    . Whether the company has gone as far as peers in restricting advertising;
      and
    . Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth.
  . Cease production of tobacco-related products or avoid selling products to tobacco companies:
    . The percentage of the company's business affected and . The economic loss of eliminating the business versus any potential tobacco-related liabilities.
  . Spinoff tobacco-related businesses:
    . The percentage of the company's business affected;
    . The feasibility of a spinoff; and
    . Potential future liabilities related to the company's tobacco business.
  . Stronger product warnings:
    . Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.
  . Investment in tobacco stocks:
    . Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY
ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

.. Whether there are publicly available environmental impact reports;
.. Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and .. The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

.. The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES;
.. The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills;
.. Environmentally conscious practices of peer companies, including endorsement of CERES; and

.. Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.


GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting. However, additional reporting may be warranted if:

.. The company's level of disclosure lags that of its competitors or .. The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

.. The nature of the company's business and the percentage affected;
.. The extent that peer companies are recycling;
.. The timetable prescribed by the proposal;
.. The costs of implementation; and
.. Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

.. The nature of the company's business and the percentage affected;
.. The extent that peer companies are switching from fossil fuels to cleaner sources;
.. The timetable and specific action prescribed by the proposal; and .. The costs of implementation.

GENERAL CORPORATE ISSUES
LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

.. The relevance of the issue to be linked to pay;
.. The degree that social performance is already included in the company's pay structure;
.. The degree that social performance is used by peer companies in setting pay; .. Violations or complaints filed against the company relating to the particular social performance measure;
.. Artificial limits sought by the proposal, such as freezing or capping executive pay;
.. Independence of the compensation committee; and .. Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

.. The company is in compliance with laws governing corporate political activities, and

.. The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive. Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements. Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

LABOR STANDARDS AND HUMAN RIGHTS
CHINA PRINCIPLES

Vote CASE-BY-CASE on proposals to implement the China Principles, taking into account:

.. The company's current workplace code of conduct or adherence to other global standards and their similarity to the Principles;
.. Agreements with foreign suppliers to meet certain workplace standards;
.. How company and vendor facilities are monitored;
.. Peer company adherence to the Principles;
.. Costs and feasibility/legality of implementing the Principles;
.. Control of company and involvement of Chinese army/government; and .. Whether the company has been recently involved in labor and human rights controversies or violations.

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

.. The nature and amount of company business in that country;
.. The company's workplace code of conduct;
.. Proprietary and confidential information involved;
.. Company compliance with U.S. regulations on investing in the country; and .. Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

.. The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent; .. Agreements with foreign suppliers to meet certain workplace standards;
.. How company and vendor facilities are monitored;
.. Company participation in fair labor organizations;
.. Type of business;
.. Proportion of business conducted overseas;
.. Countries of operation with known human rights abuses;
.. Whether the company has been recently involved in labor and human rights controversies or violations;
.. Peer company standards and practices; and .. Union presence in company's international factories. Generally vote AGAINST proposals that mandate outside independent monitoring, which may entail sizable costs to the company unless there are serious concerns or controversies surrounding the company's overseas operations. Generally vote FOR reports outlining vendor standards compliance unless:
.. The company does not operate in countries with significant human rights violations;
.. The company has no recent human rights controversies or violations; or .. The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

.. Company compliance with or violations of the Fair Employment Act of 1989;
.. Company antidiscrimination policies that already exceed the legal requirements;
.. The cost and feasibility of adopting all nine principles;
.. The cost of duplicating efforts to follow two sets of standards (Fair
  Employment and the MacBride Principles);
.. The potential for charges of reverse discrimination;
.. The potential that any company sales or contracts in the rest of the United
  Kingdom could be negatively impacted;
.. The level of the company's investment in Northern Ireland;
.. The number of company employees in Northern Ireland;
.. The degree that industry peers have adopted the MacBride Principles; and .. Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS
FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.


LANDMINES

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine and cluster bomb production, taking into account:

.. Whether the company currently manufactures landmines or landmine components
  and
.. Whether the company's peers have renounced future production.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

.. The information is already publicly available or .. The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY
BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

.. The board composition is reasonably inclusive in relation to companies of similar size and business or
.. The board already reports on its nominating procedures and diversity initiatives. Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:
.. The degree of board diversity;
.. Comparison with peer companies;
.. Established process for improving board diversity;
.. Existence of independent nominating committee;
.. Use of outside search firm; and
.. History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless:

.. The company has well-documented equal opportunity programs;
.. The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and .. The company has no recent EEO-related violations or litigation. Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

.. The composition of senior management and the board is fairly inclusive;
.. The company has well-documented programs addressing diversity initiatives and leadership development;
.. The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity; and/or
.. The company has no recent EEO-related violations or litigation.

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

.. Whether the company's EEO policy is already in compliance with federal, state, and local laws;
.. Whether the company has any recent EEO violations or litigation; and .. Whether the company faced controversies regarding unfair treatment of gay and lesbian employees. Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.
                 GLOBAL PROXY VOTING PROCEDURES AND GUIDELINES
                                  2004 EDITION
                                OCTOBER 29, 2004

TABLE OF CONTENTS- GLOBAL

PART I: JPMORGAN FLEMING ASSET MANAGEMENT GLOBAL PROXY-VOTING PROCEDURES
  A.
  Objective....................................................................3
  B. Proxy
  Committee...................................................................3
  C. The Proxy Voting
  Process....................................................................3-4
  D. Material Conflicts of
  Interest...................................................................5
  E. Escalation of Material Conflicts of
  Interest................................................5
  F.
  Recordkeeping...............................................................6
  Exhibit
  A...........................................................................6

PART II: JPMORGAN FLEMING ASSET MANAGEMENT GLOBAL PROXY-VOTING GUIDELINES
  A. North
  America...............................................................  8-21

    Table of
    Contents............................................................    9-10


    Guidelines..........................................................   11-21

  B. Europe, Middle East, Africa, Central America and South
  America................... 22-33

    Table of
    Contents............................................................    23


    Guidelines..........................................................   24-33

   C. Asia
  (ex-Japan)............................................................  34-42

    Table of
    Contents............................................................    35


    Guidelines..........................................................   36-42

   D.
  Japan.................................................................  43-44

PART I: JP MORGAN FLEMING ASSET MANAGEMENT GLOBAL

 PROXY VOTING PROCEDURES

A. Objective


  As an investment adviser within JPMorgan Fleming Asset Management, each of the entities listed on Exhibit A attached hereto (each referred to individually as a "JPMFAM Entity" and collectively as "JPMFAM") may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. In such cases, JPMFAM's objective is to vote proxies in the best interests of its clients. To further that objective, JPMFAM adopted these Procedures. 1


  These Procedures incorporate detailed guidelines for voting proxies on specific types of issues


  (the "Guidelines"). The Guidelines have been developed and approved by the relevant Proxy Committee (as defined below) with the objective of encouraging corporate action that enhances shareholder value. Because proxy proposals and individual company facts and circumstances may vary, JPMFAM may not always vote proxies in accordance with the Guidelines.


B. Proxy Committee


  To oversee the proxy-voting process on an ongoing basis, a Proxy Committee will be established for each global location where proxy-voting decisions are made. Each Proxy Committee will be composed of a Proxy Administrator (as defined below) and senior officers from among the Investment, Legal, Compliance and Risk Management Departments. The primary functions of each Proxy Committee are to periodically review general proxy-voting matters; to determine the independence of any third-party vendor which it has delegated proxy voting responsibilities and to conclude that there are no conflicts of interest that would prevent such vendor from providing such proxy voting services prior to delegating proxy responsibilities; review and approve the Guidelines annually; and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues to be implemented by the relevant JPMFAM Entity. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. The Proxy Committee meets at least semi-annually, or more frequently as circumstances dictate.


C.The Proxy Voting Process 2


  JPMFAM investment professionals monitor the corporate actions of the companies held in their clients' portfolios. To assist JPMFAM investment professionals with public companies' proxy voting proposals, a JPMFAM Entity may, but shall not be obligated to, retain the services of an independent proxy voting service ("Independent Voting Service"). The Independent Voting Service is assigned responsibility for various functions, which may include one or more of the following: coordinating with client custodians to ensure that all proxy materials are processed in a timely fashion; providing JPMFAM with a comprehensive analysis of each proxy proposal and providing JPMFAM with recommendations on how to vote each proxy proposal based on the Guidelines or, where no Guideline exists or where the Guidelines require a case-by-case analysis, on the Independent Voting Service's analysis; and executing the voting of the proxies in accordance with Guidelines and its recommendation, except when a recommendation is overridden by JPMFAM, as described below. If those functions are not assigned to an Independent Voting Service, they are performed or coordinated by a Proxy Administrator (as defined below).

___________
/ ///1/ The Washington Management Group votes proxies for the JPMorgan Value
 Opportunities Fund in accordance with their own voting policies and not the policies of JPMFAM. The / /JPMorgan Multi-Manager Funds vote proxies in accordance with the voting policies of each of the Managers, as applicable, and not the policies of JPMFAM, except, to the extent / /the JPMFAM policies apply to the JPMorgan Multi-Manager Small Cap Value Fund. The Undiscovered Managers Behavioral Growth Fund, Undiscovered Managers Behavioral / /Value Fund, and UM Small Cap Growth Fund vote proxies in accordance with the voting policies of their subadvisers and not the policies of JPMFAM. In the case of the Reich and / /Tang Funds in which J.P. Morgan Funds Distributors Inc. serves as the distributor, the board of trustees and officers of Reich and Tang have assumed the responsibility for fulfilling / /its proxy voting obligations and for preparing, executing, filing and disseminating the Form N-PX for the applicable registrant./
/ //2 The Proxy Voting Committee may determine: (a) not to recall securities on loan if, in its judgment, the negative consequences to clients of recalling the loaned securities would / /outweigh the benefits of voting in the particular instance or (b) not to vote certain foreign securities positions if, in its judgment, the expense and administrative inconvenience or / /other burdens outweigh the benefits to clients of voting the securities./

C. The Proxy Voting Process - Continued


  Situations often arise in which more than one JPMFAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JPMFAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.


  Each JPMFAM Entity appoints a JPMFAM professional to act as a proxy administrator ("Proxy Administrator") for each global location of such entity where proxy-voting decisions are made. The Proxy Administrators are charged with oversight of these Procedures and the entire proxy-voting process. Their duties, in the event an Independent Voting Service is retained, include the following: evaluating the quality of services provided by the Independent Voting Service; escalating proposals identified by the Independent Voting Service as non-routine, but for which a Guideline exists (including, but not limited to, compensation plans, anti-takeover proposals, reincorporation, mergers, acquisitions and proxy-voting contests) to the attention of the appropriate investment professionals and confirming the Independent Voting Service's recommendation with the appropriate JPMFAM investment professional (documentation of those confirmations will be retained by the appropriate Proxy Administrator); escalating proposals identified by the Independent Voting Service as not being covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) to the appropriate investment professional and obtaining a recommendation with respect thereto; reviewing recommendations of JPMFAM investment professionals with respect to proposals not covered by the Guidelines (including proposals requiring a case-by-case determination under the Guidelines) or to override the Guidelines (collectively, "Overrides"); referring investment considerations regarding Overrides to the Proxy Committee, if necessary; determining, in the case of Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.


   In the event investment professionals are charged with recommending how to vote the proxies, the Proxy Administrator's duties include the following: reviewing recommendations of investment professionals with respect to Overrides; referring investment considerations regarding such Overrides to the Proxy Committee, if necessary; determining, in the case of such Overrides, whether a material conflict, as described below, exists; escalating material conflicts to the Proxy Committee; and maintaining the records required by these Procedures.


  In the event a JPMFAM investment professional makes a recommendation in connection with an Override, the investment professional must provide the appropriate Proxy Administrator with a written certification ("Certification") which shall contain an analysis supporting his or her recommendation and a certification that he or she (A) received no communication in regard to the proxy that would violate either the J.P. Morgan Chase ("JPMC") Safeguard Policy (as defined below) or written policy on information barriers, or received any communication in connection with the proxy solicitation or otherwise that would suggest the existence of an actual or potential conflict between JPMFAM'S interests and that of its clients and (B) was not aware of any personal or other relationship that could present an actual or potential conflict of interest with the clients' interests.


D. Material Conflicts of Interest


  The U.S. Investment Advisers Act of 1940 requires that the proxy-voting procedures adopted and implemented by a U.S. investment adviser include procedures that address material conflicts of interest that may arise between the investment adviser's interests and those of its clients. To address such material potential conflicts of interest,

  JPMFAM relies on certain policies and procedures. In order to maintain the integrity and independence of JPMFAM's investment processes and decisions, including proxy-voting decisions, and to protect JPMFAM's decisions from influences that could lead to a vote other than in its clients' best interests, JPMC (including JPMFAM) adopted a Safeguard Policy, and established formal informational barriers designed to restrict the flow of information from JPMC's securities, lending, investment banking and other divisions to JPMFAM investment professionals. The information barriers include, where appropriate: computer firewalls; the establishment of separate legal entities; and the physical separation of employees from separate business divisions. Material conflicts of interest are further avoided by voting in accordance with JPMFAM's predetermined Guidelines. When an Override occurs, any potential material conflict of interest that may exist is analyzed in the process outlined in these Procedures.


  Examples of such material conflicts of interest that could arise include circumstances in which:


  (i) management of a JPMFAM investment management client or prospective client, distributor or prospective distributor of its investment management products, or critical vendor, is soliciting proxies and failure to vote in favor of management may harm JPMFAM's relationship with such company and materially impact JPMFAM's business; or (ii) a personal relationship between a JPMFAM officer and management of a company or other proponent of a proxy proposal could impact JPMFAM's voting decision.


E. Escalation of Material Conflicts of Interest


  When an Override occurs, the investment professional must complete the Certification and the Proxy Administrator will review the circumstances surrounding such Certification. When a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with a subgroup of the Proxy Committee, will evaluate the potential conflict and determine whether an actual material conflict of interest exists. That subgroup shall include a Proxy Committee member from the Investment Department and one or more Proxy Committee members from the Legal, Compliance or Risk Management Departments. In the event that the Proxy Administrator and the subgroup of the Proxy Committee determine that an actual material conflict of interest exists, they shall make a recommendation on how the relevant JPMFAM Entity shall vote the proxy. Sales and marketing professionals will be precluded from participating in the decision-making process.


  Depending upon the nature of the material conflict of interest, JPMFAM, in the course of addressing the material conflict, may elect to take one or more of the following measures, or other appropriate action:

  . removing certain JPMFAM personnel from the proxy voting process;
  . "walling off" personnel with knowledge of the material conflict to ensure that such personnel do not influence the relevant proxy vote;
  . voting in accordance with the applicable Guidelines, if any, if the application of the Guidelines would objectively result in the casting of a proxy vote in a predetermined manner; or
  . deferring the vote to the Independent Voting Service, if any, which will vote in accordance with its own recommendation.

   The resolution of all potential and actual material conflict issues will be documented in order to demonstrate that JPMFAM acted in the best interests of its clients.


F. Recordkeeping


  JPMFAM is required to maintain in an easily accessible place for seven (7) years all records relating to the proxy voting process. Those records include the following:

  . a copy of the JPMFAM Proxy Voting Procedures and Guidelines;
  . a copy of each proxy statement received on behalf of JPMFAM clients;
  . a record of each vote cast on behalf of JPMFAM client holdings;
  . a copy of all documents created by JPMFAM personnel that were material to making a decision on the voting of client securities or that memorialize the basis of the decision;

  . a copy of the documentation of all dialogue with issuers and JPMFAM personnel created by JPMFAM personnel prior to the voting of client securities; and
  . a copy of each written request by a client for information on how JPMFAM voted proxies on behalf of the client, as well as a copy of any written response by JPMFAM to any request by a JPMFAM client for information on how JPMFAM voted proxies on behalf of our client.

 It should be noted that JPMFAM reserves the right to use the services of the Independent Voting Service to maintain certain required records in accordance with all applicable regulations.


EXHIBIT A
     Banc One High Yield Partners, LLC
     Banc One Investment Advisors Corporation
     Bank One Trust Company, NA
     J.P. Morgan Chase Bank
     J.P. Morgan Fleming Asset Management (London) Limited
     J.P. Morgan Fleming Asset Management (UK) Limited
     J.P. Morgan Investment Management Inc.
     J.P. Morgan Investment Management Limited
     JF Asset Management Limited
     JF Asset Management (Singapore) Limited
     JF International Management Inc.

PART II: PROXY VOTING GUIDELINES

JPMFAM is a global asset management organization with the capabilities to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, our proxy voting guidelines have been customized for each region to take into account such variations.


JMPFAM currently has four sets of proxy voting guidelines covering the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America (3) Asia (ex-Japan) and (4) Japan, respectively. Notwithstanding the variations among the guidelines, all of these guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, each JPMFAM Entity will apply the guidelines of the region in which the issuer of such security is organized.


PART II.A: NORTH AMERICA PROXY VOTING

PART II.A: NORTH AMERICA GUIDELINES TABLE OF CONTENTS

  1. Uncontested Director Elections 11

  2. Proxy Contests 11

    a. Election of Directors 11

    b. Reimburse Proxy Solicitation Expenses 11

  3. Ratification of Auditors 11

  4. Proxy Contest Defenses 12-13

    a. Board Structure: Staggered vs. Annual Elections 12

    b. Shareholder Ability to Remove Directors 12

    c. Cumulative Voting 12

    d. Shareholder Ability to Call Special Meeting 13

    e. Shareholder Ability to Act by Written Consent 13

    f. Shareholder Ability to Alter the Size of the Board 13

  5. Tender Offer Defenses 13-14

    a. Poison Pills 13

    b. Fair Price Provisions 13

    c. Greenmail 13

    d. Unequal Voting Rights 13

    e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws 13

    f. Supermajority Shareholder Vote Requirement to Approve Mergers 14

  6. Miscellaneous Board Provisions 14-15

    a. Separate Chairman and CEO Positions 14

    b. Lead Directors and Executive Sessions 14

    c. Majority of Independent Directors 14

    d. Stock Ownership Requirements 14

    e. Term of Office 15

    f. Director and Officer Indemnification and Liability Protection 15

    g. Board Size 15

  7. Miscellaneous Governance Provisions 15-16

    a. Independent Nominating Committee 15

    b. Confidential Voting 15

    c. Equal Access 15

    d. Bundled Proposals 15

    e. Charitable Contributions 15

    f. Date/Location of Meeting 15

    g. Include Nonmanagement Employees on Board 16

    h. Adjourn Meeting if Votes are Insufficient 16

    i. Other Business 16

    j. Disclosure of Shareholder Proponents 16

  8. Capital Structure 16-17

    a. Common Stock Authorization 16

    b. Stock Distributions: Splits and Dividends 16

    c. Reverse Stock Splits 16

    d. Blank Check Preferred Authorization 16

    e. Shareholder Proposals Regarding Blank Check Preferred Stock 16

    f. Adjustments to Par Value of Common Stock 16

    g. Restructurings/Recapitalizations 17

    h. Share Repurchase Programs 17

    i. Targeted Share Placements 17

PART II.A: NORTH AMERICA GUIDELINES TABLE OF CONTENTS

  9. Executive and Director Compensation 17-18

    a. Stock-based Incentive Plans 17-18

    b. Approval of Cash or Cash-and-Stock Bonus Plans 18

    c. Shareholder Proposals to Limit Executive and Director Pay 18

    d. Golden and Tin Parachutes 18

    e. 401(k) Employee Benefit Plans 18

    f. Employee Stock Purchase Plans 18

    g. Option Expensing 18

    h. Option Repricing 18

    i. Stock Holding Periods 18

  10. Incorporation 19

    a. Reincorporation Outside of the United States 19

    b. Voting on State Takeover Statutes 19

    c. Voting on Reincorporation Proposals 19

  11. Mergers and Corporate Restructurings 19

    a. Mergers and Acquisitions 19

    b. Nonfinancial Effects of a Merger or Acquisition 19

    c. Corporate Restructuring 19

    d. Spin-offs 19

    e. Asset Sales 19

    f. Liquidations 19

    g. Appraisal Rights 19

    h. Changing Corporate Name 19

  12. Social and Environmental Issues 19-20

    a. Energy and Environment 19

    b. Northern Ireland 20

    c. Military Business 20

    d. International Labor Organization Code of Conduct 20

    e. Promote Human Rights in China, Nigeria, and Burma 20

    f. World Debt Crisis 20

    g. Equal Employment Opportunity and Discrimination 20

    h. Animal Rights 20

    i. Product Integrity and Marketing 20

    j. Human Resources Issues 20

    k. Link Executive Pay with Social and/or Environmental Criteria 20

  13. Foreign Proxies 21

  14. Pre-Solicitation Contact 21

PART II.A: NORTH AMERICA GUIDELINES

  1. Uncontested Director Elections

    Votes on director nominees should be made on a case-by-case (for) basis. Votes generally will be WITHHELD from directors who:

    1) attend less than 75 percent of the board and committee meetings without a valid excuse for the absences; or

    2) implement or renew a dead-hand or modified dead-hand poison pill; or

    3) are inside or affiliated outside directors and sit on the audit, compensation, or nominating committees; or

    4) ignore a shareholder proposal that is approved by a i) majority of the shares outstanding, or ii) majority of the votes cast for two consecutive years; or

    5) are inside or affiliated outside directors and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees; or

    6) WITHHOLD votes from insiders and affiliated outsiders on boards that are not at least majority independent; or

    7) WITHHOLD votes from directors who sit on more than six boards; or

    8) WITHHOLD votes from compensation committee members where there is a pay-for performance disconnect for Russell 3000 companies. (See 9a - Stock-Based Incentive Plans, last paragraph).

     Special attention will be paid to companies that display a chronic lack of shareholder accountability.

  2. Proxy Contests

     2a. Election of Directors

       Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors: long-term financial performance of the subject company relative to its industry; management's track record; background to the proxy contest; qualifications of director nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

     2b. Reimburse Proxy Solicitation Expenses

       Decisions to provide full reimbursement for dissidents waging a proxy contest should be made on a case-by-case basis.

  3. Ratification of Auditors

    Vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

    Generally vote against auditor ratification and withhold votes from Audit Committee members if non-audit fees exceed audit fees.

    Generally vote for shareholder proposals asking for audit firm rotation unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

  4. Proxy Contest Defenses

    4a. Board Structure: Staggered vs. Annual Elections

       Proposals regarding classified boards will be voted on a case-by-case basis. Classified boards normally will be supported if the company's governing documents contain each of the following provisions:

        1) Majority of board composed of independent directors,

        2) Nominating committee composed solely of independent directors,

        3) Do not require more than a two-thirds shareholders' vote to remove a director, revise any bylaw or revise any classified board provision,

        4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

        5) Ability of shareholders to call special meeting or to act by written consent with 90 days' notice,

        6) Absence of superior voting rights for one or more classes of stock,

        7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

        8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

     4b. Shareholder Ability to Remove Directors

       Vote against proposals that provide that directors may be removed only for cause.

       Vote for proposals to restore shareholder ability to remove directors with or without cause.

       Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

       Vote for proposals that permit shareholders to elect directors to fill board vacancies.

    4c. Cumulative Voting

       Cumulative voting proposals will be voted on a case-by-case basis. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting is not essential. Generally, a company's governing documents must contain the following provisions for us to vote against restoring or providing for cumulative voting:

       1) Annually elected board,

       2) Majority of board composed of independent directors,

       3) Nominating committee composed solely of independent directors,

       4) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests),

       5) Ability of shareholders to call special meeting or to act by written consent with 90 days' notice,

       6) Absence of superior voting rights for one or more classes of stock,

       7) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders, and

       8) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead-hand poison pill).

    4d. Shareholder Ability to Call Special Meeting

       Vote against proposals to restrict or prohibit shareholder ability to call special meetings. The ability to call special meetings enables shareholders to remove directors or initiate a shareholder resolution without having to wait for the next scheduled meeting.

       Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

     4e. Shareholder Ability to Act by Written Consent

       We generally vote for proposals to restrict or prohibit shareholder ability to take action by written consent. The requirement that all shareholders be given notice of a shareholders' meeting and matters to be discussed therein seems a reasonable protection of minority shareholder rights.

        We generally vote against proposals to allow or facilitate shareholder action by written consent.

     4f. Shareholder Ability to Alter the Size of the Board

        Vote for proposals that seek to fix the size of the board.

        Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

  5. Tender Offer Defenses

     5a. Poison Pills

       Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

       Review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

       Studies indicate that companies with a rights plan secure higher premiums in hostile takeover situations.

       Review on a case-by-case basis management proposals to ratify a poison pill. We generally look for shareholder friendly features including a two- to three-year sunset provision, a permitted bid provision, a 20 percent or higher flip-in provision, and the absence of dead-hand features.

     5b. Fair Price Provisions

       Vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

       Generally, vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

    5c. Greenmail

       Vote for proposals to adopt antigreenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

    5d. Unequal Voting Rights

       Generally, vote against dual-class recapitalizations as they offer an effective way for a firm to thwart hostile takeovers by concentrating voting power in the hands of management or other insiders.

       Vote for dual-class recapitalizations when the structure is designed to protect economic interests of investors.

    5e. Supermajority Shareholder Vote Requirement to Amend Charter or Bylaws

       Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

       Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

    5f. Supermajority Shareholder Vote Requirement to Approve Mergers

       Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations. Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company.

       Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

  6. Miscellaneous Board Provisions

    6a. Separate Chairman and CEO Positions

       We will generally vote for proposals looking to separate the CEO and Chairman roles unless the company has governance structures in place that can satisfactorily counterbalance a combined chairman and CEO/ president post. Such a structure should include most or all of the following:
       . Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties. At a minimum these should include:

         (1) Presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors,

         (2) Serves as liaison between the chairman and the independent directors,

         (3) Approves information sent to the board,

         (4) Approves meeting agendas for the board,

         (5) Approves meeting schedules to assure that there is sufficient time for discussion of all agenda items,

         (6) Has the authority to call meetings of the independent directors, and

         (7) If requested by major shareholders, ensures that he is available for consultation and direct communication;
       . 2/3 of independent board;
       . All-independent key committees;
       . Committee chairpersons nominated by the independent directors;
       . CEO performance is reviewed annually by a committee of outside directors; and
       . Established governance guidelines.

     6b. Lead Directors and Executive Sessions

       In cases where the CEO and Chairman roles are combined, we will vote for the appointment of a "lead" (non-insider) director and for regular "executive" sessions (board meetings taking place without the CEO/ Chairman present).

     6c. Majority of Independent Directors

       We generally vote for proposals that call for the board to be composed of a majority of independent directors. We believe that a majority of independent directors can be an important factor in facilitating objective decision making and enhancing accountability to shareholders.

       Vote for shareholder proposals requesting that the board's audit, compensation, and/or nominating committees include independent directors exclusively.

       Generally vote for shareholder proposals asking for a 2/3 independent board.

     6d. Stock Ownership Requirements

        Vote for shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board, so long as such minimum amount is not excessive or unreasonable.

    6e. Term of Office

       Vote against shareholder proposals to limit the tenure of outside directors. Term limits pose artificial and arbitrary impositions on the board and could harm shareholder interests by forcing experienced and knowledgeable directors off the board.

     6f. Director and Officer Indemnification and Liability Protection

       Proposals concerning director and officer indemnification and liability protection should be evaluated on a case-by-case basis.

       Vote against proposals to limit or eliminate director and officer liability for monetary damages for violating the duty of care.

       Vote against indemnification proposals that would expand coverage beyond legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

       Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the company's best interests, and (2) the director's legal expenses would be covered.

     6g. Board Size

       Vote for proposals to limit the size of the board to 15 members.

  7. Miscellaneous Governance Provisions

    7a. Independent Nominating Committee

       Vote for the creation of an independent nominating committee.

    7b. Confidential Voting

       Vote for shareholder proposals requesting that companies adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.

       Vote for management proposals to adopt confidential voting.

     7c. Equal Access

       Vote for shareholder proposals that would give significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees and to nominate their own candidates to the board.

     7d. Bundled Proposals

       Review on a case-by-case basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances where the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

     7e. Charitable Contributions

       Vote against shareholder proposals regarding charitable contributions. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

     7f. Date/Location of Meeting

       Vote against shareholder proposals to change the date or location of the shareholders' meeting. No one site will meet the needs of all shareholders.

    7g. Include Nonmanagement Employees on Board

       Vote against shareholder proposals to include nonmanagement employees on the board.

       Constituency representation on the board is not supported, rather decisions are based on director qualifications.

    7h. Adjourn Meeting if Votes are Insufficient

       Vote for proposals to adjourn the meeting when votes are insufficient. Management has additional opportunities to present shareholders with information about its proposals.

    7i. Other Business

       Vote for proposals allowing shareholders to bring up "other matters" at shareholder meetings.

    7j. Disclosure of Shareholder Proponents

       Vote for shareholder proposals requesting that companies disclose the names of shareholder proponents. Shareholders may wish to contact the proponents of a shareholder proposal for additional information.

  8. Capital Structure

    8a. Common Stock Authorization

       Review proposals to increase the number of shares of common stock authorized for issue on a case-by-case basis.

       Vote against proposals to increase the number of authorized shares of a class of stock that has superior voting rights in companies that have dual-class capital structure.

    8b. Stock Distributions: Splits and Dividends

       Vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance as measured by total shareholder returns.

     8c. Reverse Stock Splits

       Vote for management proposals to implement a reverse stock split that also reduces the number of authorized common shares to a level where the number of shares available for issuance is not excessive given a company's industry and performance in terms of shareholder returns.

       Vote case-by-case on proposals to implement a reverse stock split that does not proportionately reduce the number of shares authorized for issue.

     8d. Blank Check Preferred Authorization

       Vote against proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

       Vote for proposals to create "blank check" preferred stock in cases when the company expressly states that the stock will not be used as a takeover device.

       Vote for proposals to authorize preferred stock in cases when the company specifies voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

       Vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance as measured by total shareholder returns.

    8e. Shareholder Proposals Regarding Blank Check Preferred Stock

       Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

    8f. Adjustments to Par Value of Common Stock

       Vote for management proposals to reduce the par value of common stock. The purpose of par value is to establish the maximum responsibility of a shareholder in the event that a company becomes insolvent.

    8g. Restructurings/Recapitalizations

       Review proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis. Consider the following issues:

       Dilution-How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

       Change in Control-Will the transaction result in a change in control of the company?

       Bankruptcy-Generally, approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

    8h. Share Repurchase Programs

       Vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

     8i. Targeted Share Placements

       These shareholder proposals ask companies to seek stockholder approval before placing 10% or more of their voting stock with a single investor. The proposals are in reaction to the placement by various companies of a large block of their voting stock in an ESOP, parent capital fund or with a single friendly investor, with the aim of protecting themselves against a hostile tender offer.

       These proposals are voted on a case by case basis after reviewing the individual situation of the company receiving the proposal.

  9. Executive and Director Compensation

    9a. Stock-based Incentive Plans

       Votes with respect to compensation plans should be determined on a case-by-case basis. The analysis of compensation plans focuses primarily on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders). Other matters included in our analysis are the amount of the company's outstanding stock to be reserved for the award of stock options, whether the exercise price of an option is less than the stock's fair market value at the date of the grant of the options, and whether the plan provides for the exchange of outstanding options for new ones at lower exercise prices. Every award type is valued. An estimated dollar cost for the proposed plan and all continuing plans is derived. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth and will be considered along with dilution to voting power.

       Once the cost of the plan is estimated, it is compared to a company-specific dilution cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groupings. To determine allowable caps, companies are categorized according to standard industry code (SIC) groups. Top quartile performers for each group are identified on the basis of five-year total shareholder returns. Industry-specific cap equations are developed using regression analysis to determine those variables that have the strongest correlation to shareholder value transfer. Industry equations are used to determine a company-specific allowable cap; this is accomplished by plugging company specific data into the appropriate industry equation to reflect size, performance, and levels of cash compensation.

       Votes are primarily determined by this quantitative analysis. If the proposed plan cost is above the allowable cap, an against vote is indicated. If the proposed cost is below the allowable cap, a vote for the plan is indicated unless the plan violates the repricing guidelines. If the company has a history of repricing options or has the express ability to reprice underwater stock options without first securing shareholder approval under the proposed plan, the plan receives an against vote-even in cases where the plan cost is considered acceptable based on the quantitative analysis.

    9a. Stock-based Incentive Plans - Continued

       For companies in the Russell 3000 we will generally vote against a plan when there is a disconnect between the CEO's pay and performance (an increase in pay and a decrease in performance), the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on. Specifically, if the company has negative one- and three-year total shareholder returns, and its CEO also had an increase in total direct compensation from the prior year, it would signify a disconnect in pay and performance. If more than half of the increase in total direct compensation is attributable to the equity component, we would generally recommend against the equity plan in which the CEO participates.

       We will generally vote against shareholder proposals for stock-based incentive plans, for companies in technology sectors, when the plan includes provisions for expensing options. We are in favor of expensing options; however, we feel it will disadvantage companies in the technology sector that we own and we will wait until expensing options become a common practice within the sector.

    9b. Approval of Cash or Cash-and-Stock Bonus Plans

       Vote for cash or cash-and-stock bonus plans to exempt the compensation from limits on deductibility under the provisions of Section 162(m) of the Internal Revenue Code.

    9c. Shareholder Proposals to Limit Executive and Director Pay

       Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

       Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay.

       Review on a case-by-case basis shareholder proposals for performance pay such as indexed or premium priced options if a company has a history of oversized awards and one-, two- and three-year returns below its peer group.

    9d. Golden and Tin Parachutes

       Review on a case-by-case basis all proposals to ratify or cancel golden or tin parachutes. Favor golden parachutes that limit payouts to two times base salary, plus guaranteed retirement and other benefits.

    9e. 401(k) Employee Benefit Plans

       Vote for proposals to implement a 401(k) savings plan for employees.

    9f. Employee Stock Purchase Plans

       Vote for employee stock purchase plans with an offering period of 27 months or less when voting power dilution is ten percent or less.

       Vote against employee stock purchase plans with an offering period of greater than 27 months or voting power dilution of greater than ten percent.

    9g. Option Expensing

       Generally, vote for shareholder proposals to expense fixed-price options.

       Vote against shareholder proposals to expense fixed-price options in technology sectors.

    9h. Option Repricing

       In most cases, we take a negative view of option repricings and will, therefore, generally vote against such proposals. We do, however, consider the granting of new options to be an acceptable alternative and will generally support such proposals.

    9i. Stock Holding Periods

       Generally vote against all proposals requiring executives to hold the stock received upon option exercise for a specific period of time.

  10. Incorporation

    10a. Reincorporation Outside of the United States

       Generally speaking, we will vote against companies looking to reincorporate outside of the U.S.

    10b. Voting on State Takeover Statutes

       Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

    10c. Voting on Reincorporation Proposals

       Proposals to change a company's state of incorporation should be examined on a case-by-case basis. Review management's rationale for the proposal, changes to the charter/bylaws, and differences in the state laws governing the companies.

  11. Mergers and Corporate Restructurings

    11a. Mergers and Acquisitions

       Votes on mergers and acquisitions should be considered on a case-by-case basis, taking into account factors including the following: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

    11b. Nonfinancial Effects of a Merger or Acquisition

       Some companies have proposed a charter provision which specifies that the board of directors may examine the nonfinancial effect of a merger or acquisition on the company. This provision would allow the board to evaluate the impact a proposed change in control would have on employees, host communities, suppliers and/or others. We generally vote against proposals to adopt such charter provisions. We feel it is the directors' fiduciary duty to base decisions solely on the financial interests of the shareholders.

  11c. Corporate Restructuring

       Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales, should be considered on a case-by-case basis.

    11d. Spin-offs

       Votes on spin-offs should be considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

    11e. Asset Sales

       Votes on asset sales should be made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

    11f. Liquidations

       Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

    11g. Appraisal Rights

       Vote for proposals to restore, or provide shareholders with, rights of appraisal. Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions the right to demand a judicial review in order to determine a fair value for their shares.

    11h. Changing Corporate Name

       Vote for changing the corporate name.

  12. Social and Environmental Issues

    12a. Energy and Environment

       Vote case-by-case on proposals that request companies to subscribe to the CERES Principles.

       Vote case-by-case on disclosure reports that seek additional information.

    12b. Northern Ireland

       Vote case-by-case on proposals pertaining to the MacBride Principles.

       Vote case-by-case on disclosure reports that seek additional information about progress being made toward eliminating employment discrimination.

    12c. Military Business

       Vote case-by-case on defense issue proposals.

       Vote case-by-case on disclosure reports that seek additional information on military-related operations.

    12d. International Labor Organization Code of Conduct

       Vote case-by-case on proposals to endorse international labor organization code of conducts.

       Vote case-by-case on disclosure reports that seek additional information on company activities in this area.

    12e. Promote Human Rights in China, Nigeria, and Burma

       Vote case-by-case on proposals to promote human rights in countries such as China, Nigeria, and Burma.

       Vote case-by-case on disclosure reports that seek additional information on company activities regarding human rights.

    12f. World Debt Crisis

       Vote case-by-case on proposals dealing with third world debt.

       Vote case-by-case on disclosure reports regarding company activities with respect to third world debt.

    12g. Equal Employment Opportunity and Discrimination

       Vote case-by-case on proposals regarding equal employment opportunities and discrimination.

       Vote case-by-case on disclosure reports that seek additional information about affirmative action efforts, particularly when it appears that companies have been unresponsive to shareholder requests.

    12h. Animal Rights

       Vote case-by-case on proposals that deal with animal rights.

    12i. Product Integrity and Marketing

       Vote case-by-case on proposals that ask companies to end their production of legal, but socially questionable, products.

       Vote case-by-case on disclosure reports that seek additional information regarding product integrity and marketing issues.

    12j. Human Resources Issues

       Vote case-by-case on proposals regarding human resources issues.

       Vote case-by-case on disclosure reports that seek additional information regarding human resources issues.

    12k. Link Executive Pay with Social and/or Environmental Criteria

       Vote case-by-case on proposals to link executive pay with the attainment of certain social and/or environmental criteria.

       Vote case-by-case on disclosure reports that seek additional information regarding this issue.

  13. Foreign Proxies

    Responsibility for voting non-U.S. proxies rests with our Proxy Voting Committee located in London. The Proxy Committee is composed of senior analysts and portfolio managers and officers of the Legal and Compliance Department. It is chaired by a Managing Director of the Firm. A copy of our policy for voting international proxies can be provided upon request.

  14. Pre-Solicitation Contact

    From time to time, companies will seek to contact analysts, portfolio managers and others in advance of the formal proxy solicitation to solicit support for certain contemplated proposals. Such contact can potentially result in the recipient receiving material non-public information and result in the imposition of trading restrictions. Accordingly, pre-solicitation contact should occur only under very limited circumstances and only in accordance with the terms set forth herein.

    What is material non-public information?

    The definition of material non-public information is highly subjective. The general test, however, is whether or not such information would reasonably affect an investor's decision to buy, sell or hold securities, or whether it would be likely to have a significant market impact. Examples of such information include, but are not limited to:

    . a pending acquisition or sale of a substantial business;
    . financial results that are better or worse than recent trends would lead one to expect;
    . major management changes;
    . an increase or decrease in dividends;
    . calls or redemptions or other purchases of its securities by the company; . a stock split, dividend or other recapitalization; or . financial projections prepared by the Company or the Company's representatives.

    What is pre-solicitation contact?


    Pre-solicitation contact is any communication, whether oral or written, formal or informal, with the Company or a representative of the Company regarding proxy proposals prior to publication of the official proxy solicitation materials. This contact can range from simply polling investors as to their reaction to a broad topic, e.g., "How do you feel about dual classes of stock?", to very specific inquiries, e.g., "Here's a term sheet for our restructuring. Will you vote to approve this?"


    Determining the appropriateness of the contact is a factual inquiry which must be determined on a case-by-case basis. For instance, it might be acceptable for us to provide companies with our general approach to certain issues. Promising our vote, however, is prohibited under all circumstances. Likewise, discussion of our proxy guidelines, in whole or in part, with a company or others is prohibited. In the event that you are contacted in advance of the publication of proxy solicitation materials, please notify the Legal/Compliance Department immediately. The Company or its representative should be instructed that all further contact should be with the Legal/Compliance Department.


    It is also critical to keep in mind that as a fiduciary, we exercise our proxies solely in the best interests of our clients. Outside influences, including those from within J.P. Morgan Chase should not interfere in any way in our decision making process. Any calls of this nature should be referred to the Legal/Compliance Department for response.


PART II.B: EUROPE, MIDDLE EAST, AFRICA, CENTRAL AMERICA AND SOUTH AMERICA PROXY VOTING

PART II.B: EUROPE, MIDDLE EAST, AFRICA, CENTRAL AMERICA AND SOUTH AMERICA GUIDELINES TABLE OF CONTENTS

  1. Reports & Accounts 24

    a. Annual Report 24

    b. Remuneration Report 24

  2. Dividends 24

  3. Auditors 24

    a. Auditor Independence 24

    b. Auditor Remuneration 24

  4. Boards 25-26

    a. Chairman & CEO 25

    b. Board Structure 25

    c. Board Size 25

    d. Board Independence 25

    e. Board Committees 25-26

  5. Directors 26-27

    a. Directors' Contracts 26

    b. Executive Director Remuneration 26

    c. Director Liability 27

    d. Directors over 70 27

  6. Non-Executive Directors 27

    a. Role of Non-Executive Directors 27

    b. Director Independence 27

    c. Non-Executive Director Remuneration 27

    d. Multiple Directorships 27

    e. Investment Trust Directors 27

  7. Issue of Capital 28

    a. Issue of Equity 28

    b. Issue of Debt 28

    c. Share Repurchase Programmes 28

  8. Mergers/Acquisitions 28

  9. Voting Rights 28

  10. Share Options/Long-Term Incentive Plans (L-TIPs) 29

    a. Share Options 29

    b. Long-Term Incentive Plans (L-TIPs) 29

  11. Others 29-30

    a. Poison Pills 29

    b. Composite Resolutions 30

    c. Social/Environmental Issues 30

    d. Charitable Issues 30

    e. Political Issues 30

  12. Activism 30-32

    a. Shareholder Activism and Company Engagement 30

    b. Activism Policy 31-32

  13. Sustainability 32-33

    a. Sustainability Statement 32

    b. Sustainability Policy 32-33

PART II.B: EUROPE, MIDDLE EAST, AFRICA, CENTRAL AMERICA AND SOUTH AMERICA GUIDELINES

  1. Reports & Accounts

    1a. Annual Report

       Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices (GAAP). Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board (IASB).

       The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist. For UK companies, a statement of compliance with the Combined Code should be made, together with detailed explanations regarding any area of non-compliance.

       Legal disclosure varies from market to market. If, in our opinion, a company's standards of disclosure (while meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.

    1b. Remuneration Report

       The remuneration policy as it relates to senior management should be presented to shareholders as a separate voting item. We would expect the report to contain full details of all aspects of executive directors' emoluments. We will endeavour to engage with the company or seek an explanation regarding any areas of remuneration which fall outside our guidelines and we will abstain or vote against the remuneration report if we feel that the explanation is insufficient.

       See Executive Director Remuneration

  2. Dividends

    Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if the earnings and cash cover are inadequate and we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.

  3. Auditors

    3a. Auditor Independence

       Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JPMF will vote against the appointment or reappointment of auditors who are not perceived as being independent. The length of time both the audit company and the audit partner have served in their capacity with a given company may be a factor in determining independence.

    3b. Auditor Remuneration

       Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit Committees should keep under review the non-audit fees paid to the auditor, both in relation to the size of the total audit fee and in relation to the company's total expenditure on consultancy, and there should be a mechanism in place to ensure that consultancy work is put out to competitive tender.

       We would oppose non-audit fees consistently exceeding audit fees, where no explanation was given to shareholders. Audit fees should never be excessive.

       See Audit Committee

  4. Boards

    4a. Chairman & CEO

       The Combined Code states that there should be a clear division of responsibilities at the head of a company, such that no one individual has unfettered powers of decision. JPMF believes that the roles of Chairman and Chief Executive Officer should normally be separate. JPMF will generally vote against combined posts.

    4b. Board Structure

       JPMF is in favour of unitary boards of the type found in the UK, as opposed to tiered board structures. We agree with the Combined Code, which finds that unitary boards offer flexibility while, with a tiered structure, there is a risk of upper tier directors becoming remote from the business, while lower tier directors become deprived of contact with outsiders of wider experience. No director should be excluded from the requirement to submit him/herself for reelection on a regular basis.

       JPMF will generally vote to encourage the gradual phasing-out of tiered board structures, in favour of unitary boards. However, tiered boards are still very prevalent in markets outside the UK and local market practice will always be taken into account.

    4c. Board Size

       Boards with more than 20 directors are deemed excessively large, and JPMF will exercise its voting powers in favour of reducing large boards wherever possible.

    4d. Board Independence

       JPMF believes that a strong independent element to a board is essential to the effective running of a company. The Combined Code states that the calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board's decisions.

       We agree with the ICGN, and the findings of the Higgs Review, that the majority of a board of directors should be independent, especially if the company has a joint Chairman/CEO. However, as a minimum, all boards should have at least three independent non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.

       JPMF will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

       See Non Executive Directors

    4e. Board Committees

       Where appropriate, boards should delegate key oversight functions to independent committees.

       The Chairman and members of any Committee should be clearly identified in the annual report.

       (i) Nomination Committee

         There should be a formal nomination process for the appointment of Directors with both executive and non-executive representation. Nomination Committees should be majority-independent.

       (ii) Remuneration Committee

         Boards should appoint Remuneration Committees consisting exclusively of independent non-executive directors, with no personal financial interest in relation to the matters to be decided, other than their fees and their shareholdings. Non-executive directors should have no potential conflicts of interest arising from cross-directorships and no day-to-day involvement in the running of the business. We would oppose the re-election of any non-executive director who, in our view, had failed to exercise sound judgement on remuneration issues.

         Responsibility for the remuneration report (where applicable) should lie with the Remuneration Committee.

         See Remuneration Report

    4e. Board Committees - Continued

       (iii) Audit Committee

         An Audit Committee should be established consisting solely of non-executive directors, who should be independent of management. The Committee should include at least one person with appropriate financial qualifications but they should all undergo appropriate training that provides and maintains a reasonable degree of up-to-date financial literacy and there should be written terms of reference which deal clearly with their authority and duties. Formal arrangements should be in place for the Committee to hold regular meetings with external auditors, without executive or staff presence, and they should have an explicit right of unrestricted access to company documents and information. The Committee should have the authority to engage independent advisers where appropriate and also should have responsibility for selecting and recommending to the board, the external auditors to be put forward for appointment by the shareholders in general meeting. The Committee should monitor and review the scope and results of internal audit work on a regular basis. The Committee should be able to give additional assurance about the quality and reliability of financial information used by the board and public financial statements by the company.

  5. Directors

    5a. Directors' Contracts

       JPMF believes that there is a strong case for directors' contracts being of one year's duration or less. This is in line with the findings of recent UK Government committees as well as the view of the NAPF and ABI. However, JPMF always examines these issues on a case-by-case basis and we are aware that there will occasionally be a case for contracts of a longer duration in exceptional circumstances, in order to secure personnel of the required calibre.

       Generally, we encourage contracts of one year or less and vote accordingly. Unless the Remuneration Committee gives a clearly-argued reason for contracts in excess of one year, we will vote against the re-election of any director who has such a contract, as well as consider the re-election of any director who is a member of the Remuneration Committee.

       Directors' contracts increasingly contain special provisions whereby additional payment becomes due in the event of a change of control. We agree with the view of the NAPF and ABI that such terms are inappropriate and should be discouraged and, under normal circumstances, we will use our voting power accordingly.

       Market practice globally regarding the length of directors' service contracts varies enormously, and JPMF is cognisant that it would be inappropriate to enforce UK standards in some other markets. To this end, JPMF takes into account local market practice when making judgements in this area.

    5b. Executive Director Remuneration

       Executive remuneration is, and will remain, a contentious issue, particularly the overall quantum of remuneration. However, company policy in this area cannot be prescribed by any code or formula to cater for all circumstances and must depend on responsible and well-informed judgement on the part of Remuneration Committees. Any remuneration policy should be transparent and fully disclosed to shareholders in a separate Remuneration Report within the Annual Report.

       JPMF will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees. We feel that the specific amounts and types of employee compensation are within the ordinary business responsibilities of the board and the company management. However, the remuneration of executive directors should be determined by independent Remuneration Committees and fully disclosed to shareholders. Any stock option plans or long-term incentive plans should meet our guidelines for such plans.

       We strongly believe that directors should be encouraged to hold meaningful amounts of company stock, equivalent to at least one year's salary, in order to align fully their interests with the interests of shareholders.

       See Stock Options and Long-Term Incentive Plans (L-TIPs)

       See Remuneration Report

    5c. Director Liability

       In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.

       JPMF will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

    5d. Directors over 70

       While special requirements for directors over 70 have their roots in company legislation (in the UK) as well as various corporate governance guidelines, JPMF considers that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer himself or herself for re-election each year.

  6. Non-Executive Directors

    6a. Role of Non-Executive Directors

       As stated earlier in these guidelines, JPMF believes that a strong independent element to a board is essential to the effective running of a company. We will use our voting power to ensure that a healthy independent element to the board is preserved at all times and to oppose the re-election of non- executive directors whom we no longer consider to be independent.

       In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets' differing attitudes to director independence.

       In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

       Audit and Remuneration Committees should be composed exclusively of independent directors.

    6b. Director Independence

       We agree with the ICGN that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.

       A non-executive director who has served more than three terms (or ten years) in the same capacity can no longer be deemed to be independent.

    6c. Non-Executive Director Remuneration

       JPMF strongly believes that non-executive directors should be paid, at least in part, in shares of the company wherever possible, in order to align their interests with the interests of shareholders. Performance criteria, however, should never be attached. Non-executive directors should not be awarded options.

    6d. Multiple Directorships

       In order to be able to devote sufficient time to his or her duties, we would not normally expect a non- executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

       We agree with the findings of the Higgs Report in the UK that no single individual should chair more than one major listed company.

    6e. Investment Trust Directors

       In the UK, the boards of investment trust companies are unusual in being normally comprised solely of non-executive directors, the majority of whom are independent of the management company. We believe this to be appropriate and expect boards to comply with the Combined Code, except where such compliance is clearly inappropriate (e.g. Nomination Committees). Given the highly specialised nature of these companies it is particularly important that the board contains the correct mix of skills and experience.

  7. Issue of Capital

    7a. Issue of Equity

       In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JPMF believes that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis.

       JPMF will vote in favour of increases in capital which enhance a company's long-term prospects. We will also vote in favour of the partial suspension of pre-emptive rights if they are for purely technical reasons (e.g. rights offers which may not be legally offered to shareholders in certain jurisdictions).

        JPMF will vote against increases in capital which would allow the company to adopt "poison pill" takeover defence tactics, or where the increase in authorised capital would dilute shareholder value in the long term.

    7b. Issue of Debt

       Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.

       JPMF will vote in favour of proposals which will enhance a company's long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.

    7c. Share Repurchase Programmes

       Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JPMF will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

       We will vote against such programmes when shareholders' interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.

  8. Mergers/Acquisitions

    Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances, the Proxy Committee. Individual circumstances will always apply. However, as a general rule, JPMF will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value though other means, and where all shareholders receive fair and equal treatment under the merger/acquisition terms.

  9. Voting Rights

    JPMF believes in the fundamental principle of "one share, one vote." Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; directors should represent all shareholders equally, and voting rights should accrue in accordance with the shareholder's equity capital commitment to the company.

    Similarly, we will generally oppose amendments to require supermajority (i.e. more than 51%) votes to approve mergers, consolidations or sales of assets or other business combinations.

  10. Share Options/Long-Term Incentive Plans (L-TIPs)

    10a. Share Options

       Share option schemes should be clearly explained and fully disclosed to both shareholders and participants, and put to shareholders for approval. Each director's share options should be detailed, including exercise prices, expiry dates and the market price of the shares at the date of exercise. They should take into account maximum levels of dilution, as set out in ABI, NAPF and similar guidelines. Full details of any performance criteria should be included. Share options should never be issued at a discount, and there should be no award for below-median performance. In general, JPMF will vote in favour of option schemes, the exercise of which requires that challenging performance criteria be met.

       Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

       We will generally vote against the cancellation and reissue, retesting or repricing, of underwater options.

    10b. Long-Term Incentive Plans (L-TIPs)

       A Long-Term Incentive Plan ("L-TIP") can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/or performance to be satisfied over more than one financial year.

       JPMF, in agreement with the stipulations of the Combined Code, feels that the performance-related elements of any L-TIP should be designed to give directors keen incentives to perform at the highest levels, and that grants under such schemes should be subject to performance criteria which are challenging and which reflect the company's objectives.

       Ideally, the L-TIP should use a methodology such as total shareholder return ("TSR"), coupled with a financial underpin such as growth in earnings per share ("EPS"). Performance should be benchmarked against an appropriate comparator group of companies and a graph of recent performance should be included. Awards should increase on a straight-line basis, with a maximum award only vesting for the very highest performance. As with share option schemes, there should be no award for below-median performance. Any beneficiary should be encouraged to retain any resultant shares for a suitable time.

       In all markets JPMF will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding. We would expect Remuneration Committees to explain why criteria are considered to be challenging and how they align the interests of shareholders with the interests of the recipients.

  11. Others

    11a. Poison Pills

       Poison pills, or shareholder rights plans, are designed to give shareholders of a target company the right to purchase shares of the acquiring company, the target company, or both at a substantial discount from market value. These rights are exercisable once a predefined "triggering event" occurs, generally a hostile takeover offer or an outsider's acquisition of a certain percentage of stock. Corporations may or may not be able to adopt poison pills without shareholder approval, depending on the market.

       In reaching its voting position, the Committee has reviewed and continues to review current takeover events. However, it has concluded that there is no clear evidence that poison pills deter takeover offers or defeat takeover attempts, and are, in fact, sometimes used as tools to entrench management.

       JPMF will generally vote against anti-takeover devices and support proposals aimed at revoking existing plans. Where anti-takeover devices exist, they should be fully disclosed to shareholders and shareholders should be given the opportunity to review them periodically.

    11b. Composite Resolutions

       Agenda items at shareholder meetings should be presented in such a way that they can be voted upon clearly, distinctly and unambiguously. We normally oppose deliberately vague, composite or "bundled" resolutions, depending on the context.

    11c. Social/Environmental Issues

       The Committee reviews shareholder proposals concerning social and environmental issues. In normal circumstances, the consideration of social issues in investment decisions is the duty of directors; nevertheless, from time to time, a company's response to the circumstances of a particular social or environmental issue may have economic consequences, either directly or indirectly. In these cases, the economic effects are considered in determining our vote.

       Where management is proposing changes with a social, environmental or ethical dimension, these proposals should be in line with JPMF's Sustainability Policy.

       See Sustainability

    11d. Charitable Issues

       Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

    11e. Political Issues

       JPMF does not normally support the use of shareholder funds for political donations, and would require the fullest explanation as to why this would be beneficial to shareholders.

  12. Activism

    12a. Shareholder Activism and Company Engagement

       In November 2002, the Institutional Shareholders' Committee ("ISC"), comprising the trade bodies of the UK's investing institutions, published a Statement of Principles which sets out the responsibilities of institutional shareholders in respect of investee companies. JPMF endorses the ISC Principles, which are set out below:

       "Institutional shareholders and/or agents in relation to their responsibilities in respect of investee companies ... will:
       . set out their policy on how they will discharge their responsibilities
         - clarifying the priorities attached to particular issues and when they will take action
       . monitor the performance of and establish, where necessary, a regular dialogue with investee companies
       . intervene where necessary
       . evaluate the impact of their activism
       . report back to clients/beneficial owners"

       It is important to note that the above only applies in the case of UK companies, irrespective of their market capitalisation, although there will be occasions when intervention is not appropriate for reasons of cost-effectiveness or practicability. However, JPMF will continue to intervene outside the UK where we believe this to be necessary in order to protect our clients' interests.

       The full text of the Principles is available from JPMF or it can be found on the Investment Management Association web-site (www.investmentuk.org)

    12b. Activism Policy

       (i) Discharge of Responsibilities

         a) Our primary responsibility is to protect our clients' interests and, as active managers, we therefore absolutely reserve the right to dispose of an investment where a company fails to meet our expectations.

         b) Our investment managers and analysts have explicit responsibilities for monitoring the companies in the universe of stocks from which clients' portfolios are constructed. While we attach considerable importance to meetings with management (and several hundred take place in the UK each year), we also emphasise the benefits of fundamental research into companies in our investment processes. Industry research, balance sheet analysis and company news flow all have a role to varying degrees in our company monitoring.

         c) As noted in our Corporate Governance Guidelines we expect companies to comply with the standards of corporate governance set out in the Combined Code and will use our votes to encourage compliance.

         d) Where appropriate, we will engage with companies in which client assets are invested if they fail to meet our requirements with regard to corporate governance and/or performance. Engagement on corporate governance issues such as remuneration and board structures is ongoing and does not only occur at the time of an AGM. Performance issues where more active intervention is appropriate will include failure to achieve strategic targets for the development of the business or perceived weaknesses in the management structure. The approach involves active discussion with company management and directors and, if necessary, participation in action groups, but not direct involvement in management.

         e) Our approach to dealing with conflicts of interest is described fully in our Corporate Governance Policies and Procedures. We seek to minimise conflicts by controlling information flows between different parts of JPMorgan Chase. Where a material conflict does arise we require investors who make the voting decision to certify that they have acted solely in the clients' best interests.

         f) Our policy is to vote at all UK company meetings on behalf of all clients where we have authority to do so.

       (ii) Monitor Performance

         As noted above the monitoring of company performance is a key part of our investment processes. Our voting records are available to clients and serve to demonstrate, among other things, our support or otherwise for a company's board structure and remuneration policies. All votes against company management are minuted and signed off by the Proxy Committee. In addition we maintain a log of all private meetings held with companies. We regard these meetings as confidential and will not comment on them outside JPMF.

       (iii) Intervening Where Necessary

         a) As we have an active approach to proxy voting we do, in one sense, intervene frequently in company affairs and will vote against or abstain on resolutions at company meetings where we believe it to be in the best interests of our clients. Whenever we intend to vote against management, we speak with the company in order to ensure that they are fully informed of the reasons for the policy to which we are opposed and to give management an opportunity to amend that policy. The evidence is that by consistently seeking compliance with best practice we do, over time, influence company behaviour.

  12b.Activism Policy - Continued


         b) JPMF does not intervene directly in the management of companies. However, we will arrange to meet with senior management where a company has failed to meet our expectations, but we believe that the potential of the company still justifies retention in our clients' portfolios. On such occasions we expect management to explain what is being done to bring the business back on track. If possible we try to avoid being made insiders as this constrains our ability to deal in the stock. In the small capitalisation end of the market, more aggressive intervention is more common, but still infrequent, as we may hold a significant percentage of a company's equity. In such circumstances we will frequently raise our concerns first with the company's brokers or advisers.

       (iv) Evaluating and Reporting

         We are convinced that a strong governance culture leads ultimately to a better business and a better stock market rating. As investors we scrutinise companies' governance policies as a part of our investment research and take comfort from good governance. Thus, one measure of success of our monitoring is the extent to which our investment strategy achieves our clients' investment objectives. Where we have pushed for change, either in governance policies or in business strategy, we measure success by the extent that change is forthcoming and whether our clients benefit as a result.

         Reports detailing our engagement activity are available to clients on a quarterly basis.

  13. Sustainability

    13a. Sustainability Statement

       From 3rd July 2000, trustees of occupational pension schemes in the UK have been required to disclose their policy on Corporate Social Responsibility ("CSR") in their Statement of Investment Principles.

       JPMF has had experience of tailoring portfolios to meet individual ethical requirements for over fifty years. We believe that we operate to the highest standards and that our ethical screens will meet the requirements of most clients. For pension fund clients, who are not permitted to exclude specific areas of investment from their portfolios, we have developed a number of strategies to positively target companies with superior social, ethical and environmental credentials.

       For institutional clients such as charitable foundations and endowments, where the legal framework for ethical and socially responsible investing is less restrictive, JPMF has substantial experience over a long period of time of managing ethically-constrained portfolios. This service is client-preference led and flexible, and forms part of our charitable sector specialist investment services.

       For clients who have not specified individual social or environmental criteria in their guidelines, these issues are still taken into account by analysts and portfolio managers as part of the overall stock selection process, and certain engagement activity is still undertaken by JPMF on their behalf. This is detailed in the following section.

    13b. Sustainability Policy

       Where JPMF engages with companies on broader sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded on purely social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process. Where appropriate, JPMF will also engage with company management on specific issues at company one-to-one meetings. This engagement activity can then be reported to clients as required.

       Where sustainability issues are the subject of a proxy vote, JPMF will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of our clients. Increasingly, shareholder proposals are being used by activist groups to target companies as a means of promoting single-issue agendas. In these instances, it is important to differentiate between constructive resolutions, intended to bring about genuine social or environmental improvement, and hostile proposals intended to limit management power, which may in fact ultimately destroy shareholder value.

    13b. Sustainability Policy - Continued

       In formulating our Sustainability Policy, we have endeavoured not to discriminate against individual companies or sectors purely on the grounds of the particular business sector in which they are involved. Thus a company in an extractive industry or the defence industry will not be automatically marked down because their sector is perceived as "unfriendly." Similarly, a company in a low-impact industry such as financial services will still be expected to have in place detailed policies and rigorous oversight of its environmental impact. JPMF is committed to improving standards of CSR among all of the companies in which it invests its clients' assets as part of an inclusive positive engagement strategy. We would normally expect companies to publish a statement on CSR within their Annual Report, or to provide a separate CSR report to shareholders.

       The current focus of this engagement process is on UK companies. However, social and environmental issues are taken into account for overseas companies on a wider basis where appropriate as described previously. It is anticipated that our sustainability program will continue to expand both in terms of scope and market coverage as client demand and availability of suitable resources dictate.

PART II.C: ASIA (EX-JAPAN) PROXY VOTING

PART II.C: ASIA EX-JAPAN PROXY VOTING GUIDELINES

TABLE OF CONTENTS

  I Principles 36

  II Policy and Procedures 37-38

    1. Proxy Committee 37

    2. Voting 37

    3. Engagement 37

    4. Conflicts of Interest 38

  III Voting Guidelines 38-42

    1. Reports & Accounts 38

    2. Dividends 38

    3. Auditors 38

    4. Boards 39

    5. Directors 39

    6. Non-Executive Directors 40

    7. Issue of Capital 40-41

    8. Mergers/Acquisitions 41

    9. Voting Rights 41

    10. Share Options/Long-Term Incentive Plans (L-TIPs) 41

    11. Others 41

  IV Activism 42

  V Sustainability 42

PART II.C: ASIA EX-JAPAN PROXY VOTING GUIDELINES

  I. PRINCIPLES

    JF Asset Management ("JFAM") is committed to delivering superior investment performance to its clients worldwide. We believe that one of the drivers of investment performance is an assessment of the corporate governance principles and practices of the companies in which we invest our clients' assets and we expect those companies to demonstrate high standards of governance in the management of their business.

    We have set out below the principles which provide the framework for our corporate governance activity. Although the policies and guidelines set out in this document apply to Hong Kong and therefore principally concern accounts managed from the Hong Kong office, our colleagues in London, New York and Tokyo have similar standards, consistent with law and best practice in these different locations.

    1. Fiduciary priority. Our clients appoint us to manage their assets in order to maximise the likelihood of meeting or exceeding their investment objectives at acceptable risk levels. Every decision to buy, hold or sell any security will be consistent with that overriding objective.

    2. Evaluation. Our clients expect us, as their delegates, to monitor the governance of companies in which we have invested their assets.

    3. Engagement. We encourage excellence in the management of companies through the considered application of our corporate governance policies and guidelines. We welcome consultation by companies with their leading shareholders on corporate governance issues.

    4. Proxy voting. Company management is accountable to the shareholders, our clients. It is our responsibility to ensure this is recognised through the considered use of our clients' votes.

    5. Litigation and Joint Working Parties. JFAM will align itself with other shareholders, for example, by joining class action suits or working parties as local practice dictates, where we are convinced that this is in the best interests of our clients.

    6. Disclosure. JFAM's corporate governance guidelines and policies are available to clients and companies alike. We believe that they conform to best practice and we are prepared to discuss them openly with other interested parties.

    7. Ongoing commitment. JFAM is committed to reviewing its corporate governance principles, policies and guidelines to ensure that they fully reflect our interpretation of best market practice.

JF ASSET MANAGEMENT

HONG KONG PROXY COMMITTEE

  II. POLICY and PROCEDURES

    JF Asset Management ("JFAM") manages the voting rights of the shares entrusted to it as it would manage any other asset. It is the policy of JFAM to vote in a prudent and diligent manner, based exclusively on our reasonable judgement of what will best serve the financial interests of the beneficial owners of the security.

    1. Proxy Committee

       The Hong Kong Proxy Committee has been established to oversee the proxy voting process in the Asia ex-Japan region on an ongoing basis. It is composed of the Proxy Administrator and senior officers from the Investment, Compliance and Risk Management Departments. The main functions of the Proxy Committee are to review the Proxy Voting Guidelines to ensure they are aligned with best practice; and to provide advice and recommendations on general proxy voting matters as well as on specific voting issues as they occur. The Proxy Committee may delegate certain of its responsibilities to subgroups composed of Proxy Committee members. It meets quarterly, or more frequently as circumstances dictate and its minutes are circulated to senior management including the Asia Risk Committee to whom it reports.

    2. Voting

       As these Guidelines represent what we consider to be in the best financial interests of our clients, we would normally expect clients to allow us to use them as a template for voting. However, we recognise that in certain circumstances further analysis may be required.

       In view of our overriding fiduciary duty to act in the best interest of our clients, the Guidelines are an indication only of JFAM's voting policy. The portfolio manager has discretion to override the policy should individual circumstances dictate.

       Our Guidelines are primarily targeted at companies listed on main stock exchanges. It is sometimes difficult for smaller companies to apply the same corporate governance standards and we would look at any issues for such companies on a case-by-case basis. We would, however, encourage them to apply the highest possible standards of governance.

       For markets in Asia ex-Japan, we will generally abstain from voting at AGMs on the grounds that the matters normally considered at such meetings are of a routine and non-contentious nature. To ensure we fulfil our fiduciary obligation to always act in our clients' best interests, we will review each AGM notice to check whether there are any non-routine matters such as company reorganisations/restructurings, takeover/merger and senior management compensation plans included therein. If any such matters are identified then we will consider each one individually so that our clients' best interests are served. Also, certain markets require that shares are blocked from trading in order to be tendered for voting purposes. In these instances, it may be in our clients' best interests to abstain from voting in order to preserve the ability to trade. For these countries, a decision will be taken on a case-by-case basis by the research analyst in conjunction with the portfolio manager in order to determine how our clients' best interests are served.

       Situations can sometimes arise where more than one JFAM client invests in the same company or in which a single client may invest in the same company but in multiple accounts. In those situations, two or more clients, or one client with different accounts, may be invested in strategies having different investment objectives, investment styles, or portfolio managers. As a result, JFAM may cast different votes on behalf of different clients or on behalf of the same client with different accounts.

    3. Engagement

       We regard regular, systematic and direct contact with senior company management, both executive and non-executive, as crucially important. We consider that these dialogues have been useful and plan to expand this approach.

    4. Conflicts of Interest

       In order to maintain the integrity and independence of JFAM's proxy-voting decisions, JPMorgan Chase (including JPMFAM) has established formal barriers designed to restrict the flow of information between JPMC's securities, lending, investment banking and other divisions to JPMFAM investment professionals.

       Where a potential material conflict of interest has been identified, the Proxy Administrator, in consultation with the Proxy Committee, evaluates the potential conflict and determines whether an actual conflict exists. In the event that this is the case, they make a recommendation on how to vote the proxy. A record of such decisions is available to clients on request.

       Finally, it should be pointed out that this document is intended as an overview only. Specific issues should always be directed to your account administrator or portfolio manager.

  III. VOTING GUIDELINES

    1. REPORTS & ACCOUNTS

       1a. Annual Report

         Reports and accounts should be both detailed and transparent, and should be submitted to shareholders for approval. They should meet accepted reporting standards, and company accounts should employ Generally Accepted Accounting Practices (GAAP). Reports should meet with the spirit as well as the letter of reporting standards, including the most recent recommendations of the International Accounting Standards Board (IASB).

         The annual report should include a statement of compliance with relevant codes of best practice, in markets where they exist.

         Legal disclosure varies from market to market. If, in our opinion, a company's standards of disclosure (whilst meeting minimum legal requirements) are insufficient in any particular area, we will inform company management of our concerns. Depending on the circumstances, we will either abstain or vote against the resolution concerned. Similar consideration would relate to the use of inappropriate accounting methods.

    2. DIVIDENDS

       Proposals for the payment of dividends should be presented to shareholders for approval, and should be fully disclosed in advance of the meeting. We will vote against dividend proposals if we feel that payment of the proposed dividend would prejudice the solvency or future prospects of the company.

    3. AUDITORS

       3a. Auditor Independence

         Auditors must provide an independent and objective check on the way in which the financial statements have been prepared and presented. JFAM will vote against the appointment or re-appointment of auditors who are not perceived as being independent.

       3b. Auditor Remuneration

         Companies should be encouraged to distinguish clearly between audit and non-audit fees. Audit fees should never be excessive.

    4. BOARDS

       4a. Chairman & CEO

         JFAM believes that it is best practice for the roles of Chairman and Chief Executive Officer to be separate.

       4b. Board Structure

         JFAM is in favour of unitary boards of the type found in Hong Kong, as opposed to tiered board structures.

       4c. Board Size

         Boards with more than 20 directors are considered to be excessively large.

       4d. Board Independence

         JFAM believes that a strong independent element to a board is essential to the effective running of a company. The calibre and number of non-executive directors on a board should be such that their views will carry significant weight in the board's decisions.

         We believe that as a minimum, all boards should have at least three non-executive directors, unless the company is of such a size that sustaining such a number would be an excessive burden.

         JFAM will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

       4e. Board Committees

         Where appropriate, boards should delegate key oversight functions to independent committees. The Chairman and members of any Committee should be clearly identified in the annual report.

    5. DIRECTORS

       5a. Executive Director's Remuneration

         Executive remuneration is and will remain a contentious issue, particularly the overall quantum of remuneration.

         JFAM will generally vote against shareholder proposals to restrict arbitrarily the compensation of executives or other employees.

       5b. Director's Liability

         In certain markets, this proposal asks shareholders to give blanket discharge from responsibility for all decisions made during the previous financial year. Depending on the market, this resolution may or may not be legally binding, and may not release the board from its legal responsibility.

         JFAM will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

       5c. Directors over 70

         JFAM considers that a similar standard of care should be applied to the selection of a director over 70 as would be applied to that of any other director, although we would expect to see such a director offer himself or herself for re-election each year.

    6. NON-EXECUTIVE DIRECTORS

       6a. Role of Non-Executive Directors

         As stated earlier in these guidelines, JFAM believes that a strong independent element to a board is important to the effective running of a company.

         In determining our vote, we will always consider independence issues on a case-by-case basis, taking into account any exceptional individual circumstances, together with local markets' differing attitudes to director independence.

         In order to help assess their contribution to the company, the time spent by each non-executive director should be disclosed to shareholders, as well as their attendance at board and committee meetings.

         Audit and Remuneration Committees should be composed exclusively of independent directors.

       6b. Director Independence

         We consider that a director will generally be deemed to be independent if he or she has no significant financial, familial or other ties with the company which might pose a conflict, and has not been employed in an executive capacity by the company for at least the previous ten years.

       6c. Multiple Directorships

         In order to be able to devote sufficient time to his or her duties, we would not normally expect a non-executive to hold more than five significant directorships at any one time. For executives, only one additional non-executive post would normally be considered appropriate without further explanation.

    7. ISSUE OF CAPITAL

       7a. Issue of Equity

         In most countries, company law requires that shareholder approval be obtained in order to increase the authorised share capital of the company. Proposals for equity issues will also specify whether pre-emptive rights are to be retained or suppressed or partially suppressed for the issue. As a general rule, JFAM believes that any new issue of equity should first be offered to existing shareholders on a pre-emptive basis.

         JFAM will vote in favour of increases in capital which enhance a company's long-term prospects.

       7b. Issue of Debt

         Reasons for increased bank borrowing powers are many and varied, including allowing normal growth of the company, the financing of acquisitions, and allowing increased financial leverage. Management may also attempt to borrow as part of a takeover defence.

         JFAM will vote in favour of proposals which will enhance a company's long-term prospects. We will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defence, or where there is a material reduction in shareholder value.

       7c. Share Repurchase Programmes

         Boards may instigate share repurchase or stock buy-back programs for a number of reasons. JFAM will vote in favour of such programmes where the repurchase would be in the best interests of shareholders, and where the company is not thought to be able to use the cash in a more useful way.

         We will vote against such programmes when shareholders' interests could be better served by deployment of the cash for alternative uses, or where the repurchase is a defensive manoeuvre or an attempt to entrench management.

    8. MERGERS / ACQUISITIONS

       Mergers and acquisitions are always reviewed on a case-by-case basis by the investment analyst in conjunction with portfolio managers and, in exceptional circumstances, the Proxy Committee. Individual circumstances will always apply. However, as a general rule, JFAM will favour mergers and acquisitions where the proposed acquisition price represents fair value, where shareholders cannot realise greater value through other means, and where all shareholders receive fair and equal treatment under the merger/ acquisition terms.

    9. VOTING RIGHTS

       JFAM believes in the fundamental principle of "one share, one vote". Accordingly, we will vote to phase out dual voting rights or classes of share with restricted voting rights, and will oppose attempts to introduce new ones. We are opposed to mechanisms that skew voting rights, such as cumulative voting; directors should represent all shareholders equally, and voting rights should accrue in accordance with the shareholder's equity capital commitment to the company.

    10. SHARE OPTIONS / LONG-TERM INCENTIVE PLANS (L-TIPs)

       10a. Share Options

         Best practice requires that share options be fully expensed, so that shareholders can assess their true cost to the company. The assumptions and methodology behind the expensing calculation should also be explained to shareholders.

         We will generally vote against the cancellation and re-issue, re-pricing, of underwater options.

       10b. Long-Term Incentive Plans (L-TIPs)

         A Long-Term Incentive Plan ("L-TIP") can be defined as any arrangement, other than deferred bonuses and retirement benefit plans, which require one or more conditions in respect of service and/ or performance to be satisfied over more than one financial year.

         JFAM normally will vote in favour of schemes with keen incentives and challenging performance criteria, which are fully disclosed to shareholders in advance, and vote against payments which are excessive or performance criteria which are undemanding.

    11. OTHERS

       11a. Charitable Issues

         Charitable donations are generally acceptable, provided they are within reasonable limits and fully disclosed to shareholders.

       11b. Political Issues

         JFAM does not normally support the use of shareholder funds for political donations, and would require the fullest explanation as to why this would be beneficial to shareholders.

  IV. ACTIVISM

    Activism Policy


    1. Discharge of Responsibilities

       a) Our primary responsibility is to protect our clients' interests and, as active managers, we therefore absolutely reserve the right to dispose of an investment where a company fails to meet our expectations.

       b) Our investment managers and analysts have explicit responsibilities for monitoring the companies in the universe of stocks from which clients' portfolios are constructed. Whilst we attach considerable importance to meetings with management (and several hundred take place in Asia ex-Japan each year), we also emphasise the benefits of fundamental research into companies in our investment processes. Industry research, balance sheet analysis and company news flow all have a role to varying degrees in our company monitoring.

       c) Our approach to dealing with conflicts of interest is described fully in our Corporate Governance Policies and Procedures. We seek to minimise conflicts by controlling information flows between different parts of JPMorgan Chase. Where a material conflict does arise we require investors who make the voting decision to certify that they have acted solely in the clients' best interests.

    2. Monitor Performance

       Monitoring of company performance is a key part of our investment processes. We maintain a record of all private meetings held with companies. We regard these meetings as confidential and will not comment on them outside JFAM.

    3. Evaluating and Reporting

       We are convinced that a strong governance culture leads ultimately to a better business and a better stock market rating. As investors we scrutinise companies' governance policies as a part of our investment research and take comfort from good governance.

  V. Sustainability

    Where JFAM engages with companies on broader social, environmental and sustainability issues, we have adopted a positive engagement approach. Thus, specific assets or types of assets are not excluded on purely social, environmental or ethical criteria (unless specifically requested by clients). Rather, analysts take such issues into account as part of the mainstream analytical process. Where appropriate, JFAM will also engage with company management on specific issues at company one-to-one meetings. This engagement activity can then be reported to clients as required.


    Where social or environmental issues are the subject of a proxy vote, JFAM will consider the issue on a case-by-case basis, keeping in mind at all times the best financial interests of our clients.


    It is anticipated that our SRI program will continue to expand both in terms of scope and market coverage as client demand and availability of suitable resources dictate.


PART II.D: JAPAN PROXY VOTING

PART II.D: JAPAN PROXY VOTING GUIDELINES

  1. Number of Directors

    To ensure a swift management decision-making process, the appropriate number of directors should be 20 or less.

  2. Director's Tenure

    Director's tenure should be equal to/less than 1 year.

  3. Director's Remuneration

    Remuneration of directors should generally be determined by an independent committee.

  4. Audit fees

    Audit fees must be at an appropriate level.

  5. Capital Increase

    Capital increases will be judged on a case-by-case basis depending on its purpose. Vote against capital increases if the purpose is to defend against a takeover.

  6. Borrowing of Funds

    Vote against abrupt increases in borrowing of funds if the purpose is to defend against a takeover.

  7. Share Repurchase Programs

    Vote in favor of share repurchase programs if it leads to an increase in the value of the company's shares.

  8. Payout ratio

    As a general rule, vote against any proposal for appropriation of profits which involves a payout ratio of less than 50% (after taking into account other forms of payouts to shareholders such as share repurchase programs) if the capital ratio is equal to or greater than 50% and there is no further need to increase the level of retained earnings.

  9. Mergers/Acquisitions

    Mergers and acquisitions must only be consummated at a price representing fair value.

  10. Stock Options

    Stock option programs should generally be publicly disclosed. Programs which result in increases in remuneration despite declines in corporate earnings (such as through a downward adjustment of the exercise price) is generally not acceptable.

  11. Political Contributions

    Do not approve any use of corporate funds for political activities.

  12. Environmental/Social Issues

    Do not take into account environmental/social issues that do not affect the economic value of the company.
                          MELLON FINANCIAL CORPORATION
                              PROXY VOTING POLICY
                              (APPROVED 08/20/04)

1. SCOPE OF POLICY - This Proxy Voting Policy has been adopted by the investment advisory subsidiaries of Mellon Financial Corporation ("Mellon"), the investment companies advised by such subsidiaries (the "Funds"), and the banking subsidiaries of Mellon (Mellon's investment advisory and banking subsidiaries are hereinafter referred to individually as a "Subsidiary" and collectively as the "Subsidiaries").


2. FIDUCIARY DUTY - We recognize that an investment adviser is a fiduciary that owes its clients a duty of utmost good faith and full and fair disclosure of all material facts. We further recognize that the right to vote proxies is an asset, just as the economic investment represented by the shares is an asset. An investment adviser's duty of loyalty precludes the adviser from subrogating its clients' interests to its own. Accordingly, in voting proxies, we will seek to act solely in the best financial and economic interests of our clients, including the Funds and their shareholders, and for the exclusive benefit of pension and other employee benefit plan participants. With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.


3. LONG-TERM PERSPECTIVE - We recognize that management of a publicly-held company may need protection from the market's frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services.


4. LIMITED ROLE OF SHAREHOLDERS - We believe that a shareholder's role in the governance of a publicly-held company is generally limited to monitoring the performance of the company and its managers and voting on matters which properly come to a shareholder vote. We will carefully review proposals that would limit shareholder control or could affect shareholder values.


5. ANTI-TAKEOVER PROPOSALS - We generally will oppose proposals that seem designed to insulate management unnecessarily from the wishes of a majority of the shareholders and that would lead to a determination of a company's future by a minority of its shareholders. We will generally support proposals that seem to have as their primary purpose providing management with temporary or short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve identified long-term goals to the extent such proposals are discrete and not bundled with other proposals.

6. "SOCIAL" ISSUES - On questions of social responsibility where economic performance does not appear to be an issue, we will attempt to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. We will pay particular attention to repeat issues where management has failed in the intervening period to take actions previously committed to.


  With respect to clients having investment policies that require proxies to be cast in a certain manner on particular social responsibility issues, proposals relating to such issues will be evaluated and voted separately by the client's portfolio manager in accordance with such policies, rather than pursuant to the procedures set forth in section 7.


7. PROXY VOTING PROCESS - Every voting proposal is reviewed, categorized and analyzed in accordance with our written guidelines in effect from time to time. Our guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Mellon Proxy Policy Committee (the "Committee"), if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Committee for discussion and vote. Additionally, the Committee may review any proposal where it has identified a particular company, particular industry or particular issue for special scrutiny. The Committee will also consider specific interests and issues raised by a Subsidiary to the Committee, which interests and issues may require that a vote for an account managed by a Subsidiary be cast differently from the collective vote in order to act in the best interests of such account's beneficial owners.


8. MATERIAL CONFLICTS OF INTEREST - We recognize our duty to vote proxies in the best interests of our clients. We seek to avoid material conflicts of interest through the establishment of our Committee structure, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, we engage a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.


9. SECURITIES LENDING - We seek to balance the economic benefits of engaging in lending securities against the inability to vote on proxy proposals to determine whether to recall shares, unless a plan fiduciary retains the right to direct us to recall shares.


10. RECORDKEEPING - We will keep, or cause our agents to keep, the records for each voting proposal required by law.


11. DISCLOSURE - We will furnish a copy of this Proxy Voting Policy and any related procedures, or a description thereof, to investment advisory clients as required by law. In addition, we will furnish a copy of this Proxy Voting Policy, any related procedures, and our voting guidelines to investment advisory clients upon request. The Funds shall include this Proxy Voting Policy and any related procedures, or a description thereof, in their Statements of Additional Information, and shall disclose their proxy votes, as required by law. We recognize that the applicable trust or account document, the applicable client agreement, the Employee Retirement Income Security Act of 1974 (ERISA) and certain laws may require disclosure of other information relating to proxy voting in certain circumstances. This information will only be disclosed to those who have an interest in the account for which shares are voted, and after the vote is recorded.

                      MORGAN STANLEY INVESTMENT MANAGEMENT
                       PROXY VOTING POLICY AND PROCEDURES

I. POLICY STATEMENT

  Introduction - Morgan Stanley Investment Management's ("MSIM") policy and procedures for voting proxies ("Proxy Voting Policy and Procedures") with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. The policy and procedures and general guidelines in this section will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following:
  Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

  Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Affiliate will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management or Investment Advisory Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.


  Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the ISS recommendations in making proxy voting decisions, they are in no way obligated to follow the ISS recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.


  Voting Proxies for Certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person, (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM's clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.


II.GENERAL PROXY VOTING GUIDELINES

  To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard.


III.GUIDELINES

  A. Management Proposals


    1. When voting on routine ballot items, unless otherwise determined by the Proxy Review Committee, the following proposals will be voted in support of management.

    . Selection or ratification of auditors.
    . Approval of financial statements, director and auditor reports.
    . General updating/corrective amendments to the charter.
    . Proposals to limit Directors' liability and/or broaden indemnification of
      Directors.
    . Proposals requiring that a certain percentage (up to 66 2/3%) of the company's Board members be independent Directors.
    . Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

    . Proposals recommending set retirement ages or requiring specific levels of stock ownership by Directors.
    . Proposals to eliminate cumulative voting.
    . Proposals to eliminate preemptive rights.
    . Proposals for confidential voting and independent tabulation of voting results.
    . Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

    2. Election of Directors, In situations where no conflict exists, and where no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.


      Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made where:


      (i) A nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence.;


      (ii) A direct conflict exists between the interests of the nominee and the public shareholders; or


      (iii) Where the nominees standing for election have not taken action to implement generally accepted governance practices for which there is a "bright line" test. These would include elimination of dead hand or slow hand poison pills, requiring Audit, Compensation or Nominating Committees to be composed of independent directors and requiring a majority independent board.


    3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted in support of management.


      Capitalization changes

    . Proposals relating to capitalization changes that eliminate other classes of stock and voting rights.
    . Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.
    . Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.
    . Proposals for share repurchase plans.
    . Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.
    . Proposals to effect stock splits.
    . Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

      Compensation

    . Proposals relating to Director fees, provided the amounts are not excessive relative to other companies in the country or industry.
    . Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.
    . Proposals for the establishment of employee stock option Plans and other employee ownership plans.
    . Proposals for the establishment of employee retirement and severance plans

      Anti-Takeover Matters

    . Proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws.
    . Proposals relating to the adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

    4. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted against (notwithstanding management support).

    . Proposals to establish cumulative voting rights in the election of directors.

    . Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders. . Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.
    . Proposals to create "blank check" preferred stock.
    . Proposals relating to changes in capitalization by 100% or more.
    . Compensation proposals that allow for discounted stock options that have not been offered to employees in general.
    . Proposals to amend bylaws to require a supermajority shareholder vote to pass or repeal certain provisions.
    . Proposals to indemnify auditors.

    5. The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.


      Corporate Transactions

    . Proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, including, among other things, MSIM internal company-specific knowledge.
    . Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.
    . Proposals relating to shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.
    . Proposals relating to Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

       (i) The stock option plan should be incentive based;


       (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;


       (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.


      Anti-Takeover Provisions

    . Proposals requiring shareholder ratification of poison pills.
    . Proposals relating to anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

  B. Shareholder Proposals


    1. The following shareholder proposals will be supported, unless otherwise determined by the Proxy Review Committee:

    . Proposals requiring auditors to attend the annual meeting of shareholders. . Proposals requiring non-U.S. companies to have a separate Chairman and
      CEO.
    . Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.
    . Proposals requiring that a certain percentage of the company's members be comprised of independent and unaffiliated Directors.
    . Proposals requiring diversity of Board membership relating to broad based social, religious or ethnic groups.
    . Proposals requiring confidential voting.
    . Proposals to reduce or eliminate supermajority voting requirements.
    . Proposals requiring shareholder approval for a shareholder rights plan or poison pill.
    . Proposals to require the company to expense stock options.

    2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

    . Proposals that limit tenure of directors.
    . Proposals to limit golden parachutes.
    . Proposals requiring directors to own large amounts of stock to be eligible for election.
    . Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.
    . Proposals that limit retirement benefits or executive compensation.
    . Proposals requiring shareholder approval for bylaw or charter amendments. . Proposals requiring shareholder approval of executive compensation.
    . Proposals requiring shareholder approval of golden parachutes.
    . Proposals to eliminate certain anti-takeover related provisions.

    . Proposals to prohibit payment of greenmail.

    3. The following shareholder proposals generally will not be supported, unless otherwise determined by the Proxy Review Committee.

    . Proposals to declassify the Board of Directors (if management supports a classified board).
    . Proposals requiring a U.S. company to have a separate Chairman and CEO.
    . Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.
    . Proposals to add restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.
    . Proposals that require inappropriate endorsements or corporate actions.
    . Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.

IV. ADMINISTRATION OF PROXY POLICY AND PROCEDURES

  A. Proxy Review Committee


    1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them.


      (a) The Committee, which is appointed by MSIM's Chief Investment Officer ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM's proxy voting policy and guidelines and determining how MSIM will vote proxies on an ongoing basis.


      (b) The Committee will periodically review and have the authority to amend, as necessary, these Proxy Voting Policy and Procedures and establish and direct voting positions consistent with the Client Proxy Standard.


      (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).


      (d) The Committee will meet on an ad hoc basis to (among other matters):
        (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Proxy Voting Policy and Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in these Policy and Procedures; and
        (3) determine how to vote matters for which specific direction has not been provided in these Policy and Procedures. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS and IRRC recommendations and research as well as any other relevant information they may request or receive.


      (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee shall be comprised of the Chariman of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee and MSIM's Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.


      (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.


      (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.


  B. Identification of Material Conflicts of Interest


    1. If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM's General Counsel or his/her designee.


    2. A material conflict of interest could exist in the following situations, among others:


      (a) The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;


      (b) The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or


      (c) Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed)


  C. Proxy Voting Reports


    (a) MSIM will promptly provide a copy of these Policy and Procedures to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.


    (b) MSIM's legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company's holdings.

                             NEUBERGER BERMAN, LLC
                                  PROXY POLICY

I. INTRODUCTION

Neuberger Berman, LLC ("NB") is generally responsible for voting the proxies of its ERISA accounts.


This precept is based on the views of the Department of Labor ("DOL") set forth in an advisory letter known as the "Avon letter".


The DOL maintains that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any other fiduciary obligation of an investment manager. Accordingly, NB, as a fiduciary, must vote ERISA account proxies exclusively for the benefit of the plan's participants or beneficiaries.*


NB has created a Proxy Committee** to formulate a policy on the manner in which NB will vote ERISA Account proxies.


In formulating a proxy policy, the Proxy Committee believes that many propositions to be voted upon will fit into categories and, presumptively, such propositions should be voted on in a predetermined manner to meet the DOL requirements outlined above.


Such proxy policy is based on the following positions taken by the proxy committee:


  (i) management is generally most qualified to determine how to vote on board of director composition, selection of auditor, compensation, corporate law compliance and social issues; and

  (ii) measures that are likely to entrench management or deter takeovers generally depress market value on both a long and short term and should not be supported.


II. FLEXIBILITY OF THE POLICY DIRECTIVES

The NB policy of specific voting directives as set forth in Section IV below are not intended to be rigid. Based on the particular factual situation or the investment goals of a particular ERISA account, circumstances may arise where adherence to a preset proxy policy will not advance the best interests of plan beneficiaries. Proxies may be voted contrary to the specific directives contained herein if (i) approved by a majority of the members of the proxy committee and (ii) such approval is based on the DOL precepts and rules set forth above.


A request to deviate from a specific directive can be made by the money manager of the ERISA account, a member of the NB Executive Committee or a member of the Proxy Committee.


The Proxy Committee will maintain appropriate records of its actions approving deviations from the directive, citing reasons therefor.


III. AMENDMENT OF DIRECTIVES

The Proxy Committee will meet periodically to review the voting directives. Directives are subject to amendment by vote of a majority of the Proxy Committee members.


IV. THE VOTING DIRECTIVES

 1) Director Slate. Vote FOR the management slate. This is based on the view that (i) management is in a good position to determine the credibility of the nominees and (ii) director selection alone generally does not materially affect a company's market value. However, if director states are proposed in the context of proxy fights, the NB research analyst covering the company is to analyze competing slates and determine in accordance with the DOL precepts whether NB should vote for the management or stockholder slate. Director selections in proxy fights can materially affect a company's value, since management may be more interested in remaining in place than serving stockholders' best interests.


 2) Increase "Blank Check" Authorized Preferred Stock.Vote AGAINST increases in "blank check preferred stock" (i.e., preferred stock all or many of whose rights, preferences and designations, (e.g.; dividend and voting rights) can be established by the Board of Directors acting alone) on the grounds that the Board of Directors can readily issue such stock in conjunction with "poison pill" devices or otherwise fashion such stock into takeover deterrents or weapons. Vote FOR the authorization of preferred stock whose rights, designations and preferences are pre-established where such stock is being authorized to achieve a specific and legitimate corporate purpose.

 3) Classified or "Staggered Board. Vote AGAINST proposals to classify or stagger boards. The periodic, as opposed to yearly, election of directors can be used to entrench management and make a corporation less attractive as a takeover candidate. To illustrate: a typical classified board consists of three equal or nearly equal classes of directors where only one class is up for election each year. Each director on a classified board serves a three year term, as opposed to a one year term served by directors that are not subject to a staggered arrangement.

 4) Cumulative Voting. Under cumulative voting minority shareholders dissatisfied with entrenched management can achieve board representation. Under cumulative voting, each stockholder is permitted to cast a number of votes equal to the number of shares he owns multiplied by the number of directors to be elected. The stockholder may cast these votes among any or all the nominees for director in any manner he wishes. The stockholder, for example, can concentrate all his votes for the election of just one director.

If there is evidence that the Company is attempting to entrench the Board, or if the Company has significant anti-takeover devices already in place, we will vote FOR cumulative voting. If not, and if we are pleased with the current structure of the Board, we will vote AGAINST such proposals. Consequently, our decision will be made on a case by case basis.


 5) Restrictions on Stockholders to Act by Written Consent. Vote AGAINST restrictions on use of stockholder written consents in lieu of a stockholder meeting. Use of written consents is an inexpensive method often not requiring compliance with the proxy rules employed by stockholders to pass resolutions that might be challenged by entrenched management in a stockholders meeting. Written consents have been used as takeover mechanisms to quickly expel entrenched management.

 6) Restrictions on Stockholders to Call Meetings. Vote AGAINST restrictions on stockholders to call meetings. Any limitation on stockholders to act can strengthen entrenched management's hand in a takeover or other corporate challenge and thus can both render the corporation a less attractive takeover candidate and bestow to management a decided advantage in a takeover.

 7) Confidential Voting. Vote FOR confidential voting which permits stockholders, particularly large institutional stockholders, to vote without identification.

 8) Super-Voting Stock Characteristics. Vote AGAINST super-voting stock. This device gives entrenched management or other insiders excessive voting dominance or power through stock where each share can carry ten or more times the number of votes of the stock issued to the public. Under current S.E.C. regulations, a corporation with a class of issued super-voting stock is generally ineligible for trading on NASDAQ or a national stock exchange.

 9) "Capping" the Number for Directors. Vote AGAINST "capping" the board. Entrenched management can use this device to limit the number of directors to its own friendly directors, thus making it more difficult for outside stockholders to add their own representatives to the board.

 10) Supermajority Provisions. Vote AGAINST. These provisions increase the difficulty of amending charter and By-Law provisions, thereby securing the continuation of such provisions presumably supported by entrenched management. A supermajority provision provides that amendment to the charter and/or By-Laws or any provision thereof requires a vote of more than the holders of a majority of stock (e.g., 66-2/3% of all votes).

 11) Fair Price Provisions Vote AGAINST fair price provisions. Such provisions tend to make takeovers, particularly tender offers, more expensive by requiring that stockholders tendering their shares in the "back end" of a tender offer receive consideration whose value is equal to that given to stockholders who tender their shares in the "front end." Certain states such as Delaware have built fair price provisions into their corporate law, which provisions apply to all public companies except for those that expressly "opt out" of the requirement. Thus vote FOR any proposal to "opt out" of a fair price statute, which would most likely take the form of a stockholder proposal.

 12) Stock Option Plans and other Stock and Deferred Compensation Arrangements. Vote FOR management-sponsored compensation plans for rank and file employees that do not alone or in conjunction with other plans result in reserving over 20% of the Company's total issued and outstanding stock. Management is generally in the best position to establish means of compensating its rank and file employees. Also vote FOR compensation plans whose participants include officers and directors, provided that such plans (alone or in conjunction with already existing plans) either (i) are not structured so as to enable a control block of stock (over 10%) to be issued to such officers and directors or (ii) do not provide such officers and directors with either excessive payments of automatic cash-outs through stock appreciation rights or other vehicles (golden parachutes) parachutes in the event of a takeover.

Vote AGAINST any plan under which insiders can acquire control blocks of stock or receive excessive compensation or takeover cash-outs. Such plans can either have the effect of entrenching management or transferring excessive amounts of corporate assets out of the corporation (and thus not in the best interest of stockholders).


 13) Director Liability Limitation Proposals. Vote FOR proposals limiting director liability on the grounds that such proposals are necessary to attract board nominees of quality in a litigious corporate environment where director and officer liability insurance is often quite expensive.

 14) Environmental Issues, Discrimination Issues, Health Issues and other "Social Proposals". Neuberger Berman, LLC appreciates the importance of proposals relating to social issues and believes that economic, political, social, environmental and similar concerns can significantly affect both corporate and industry-wide performance and the community in general. Accordingly, Neuberger Berman, LLC will review and vote on such social-oriented proposals in accordance with its legal responsibilities and its voting procedures described in Part II of this Policy ("Flexibility of the Policy Directives"). In such review, Neuberger Berman, LLC will seriously consider management's recommendations on the grounds that management is often most qualified to determine how social proposals will impact on a particular corporation's business and stockholders.

 15) Selection of Auditor. Vote as recommended by management. Proposals on selection of an auditor generally do not materially impact on a corporation's market value, and management is generally most qualified to make this determination.

 16) Adjustments in Charter or By-laws to Conform to Corporate Law Changes. Generally vote as recommended by management on technical adjustments to corporate documents stemming from ongoing changes in corporate and securities law. Such technical adjustments generally do not materially impact on the corporation's market value. Moreover, management and corporate counsel are most qualified to monitor the propriety of these changes for compliance purposes.

 17) Change in Par Value of Authorized Stock. Generally vote FOR these proposals on the grounds that changes in par value are routine matters not likely to impact materially on corporate market value and that management is most qualified to determine this type of matter. Vote AGAINST those proposals, however, that call for (i) reduction of par value that would decrease the value of a security held by NB or clients (e.g., reduction in par value where the security is redeemable at par), (ii) increase in par value that will materially reduce the corporation's paid in or excess capital that otherwise could be used for legitimate purposes, e.g., reinvestments, payment of dividends, etc. or (iii) reduction in par value of a class of securities whose issuance can be used for anti-takeover purposes, because such a reduction in par value of a class of securities whose issuance can be used for anti-takeover purposes, because such a reduction will permit the corporation to issue these securities for a lower price, thus enhancing management's ability to defend against takeovers.

V. FREQUENT PROPOSITIONS WITH NO DIRECTIVE

There are proposals that frequently arise that will require Proxy Committee action because such propositions and the context in which they arise are not susceptible of a presumptive vote as in Section IV. Examples are listed below.


 1) Increases in Common Stock. Vote FOR increases in authorized common stock that are necessary to achieve legitimate corporate purposes because authorized common stock constitutes an important vehicle for raising capital and, vote AGAINST increases in authorized common stock that are unnecessary, excessive or likely to be used to deter or fight takeovers or unnecessarily dilute current stockholders.


 2) Dividend Rights Plans, Poison Pills and Similar Devices. The Proxy Committee believes that the impact of dividend rights plans, poison pills and similar devices on corporate governance and shareholders' values substantially varies depending upon numerous factors, including but not limited to the following: the specific terms of the plan or device, the prior performance of Management, the extent to which anti-takeover and Management entrenchment devices are in place, the extent to which Management's decisions both in general and in particular with regard to mergers, acquisitions and the like, are subject to shareholder and Board of Director review, the medium and long term business plans of the Company, the relationship of stock price to unrealized values, and the extent to which the corporation is presently perceived as a merger candidate. Accordingly, the Proxy Committee will evaluate and vote on matters regarding these types of plans or devices on a case-by-case basis, taking such of the foregoing and such other factors into account as it deems appropriate in the particular circumstances then pertaining.

 3) Merger Consolidation Reorganization Recapitalization Sale of Assets. Voting on non-routine corporate transactions such as mergers, consolidations, reorganizations, tender offers and large asset sales should be voted as determined based on analysis of the transaction by the appropriate research analysts or portfolio managers. The vote on these transactions should be the result of reasoned and formulated investment decisions.

 4) Anti-Greenmail Proposals. Anti-greenmail proposals prohibit management from buying out at a premium a stockholder that management views as disruptive (or potentially disruptive). Vote FOR anti-greenmail proposals that are designed primarily to serve legitimate corporate purposes such as requiring equal treatment among stockholders and preventing corporate waste. Vote AGAINST such proposals designed primarily to deter potential raiders from making large investments in the subject corporation as a first step in a takeover (a raider may not want to commit large sums up front if he has no opportunity to receive a premium if he decides to withdraw).

 5) Standoff Proposals. "Standoff proposals" typically prohibit a corporation from engaging in material transactions (mergers, asset purchases, etc.) with a "substantial stockholder" (often defined as a stockholder who acquires over 10% or 15% of the outstanding stock for a period of time, e.g. 5 years) unless the transaction is consented to by the board of directors or a supermajority of stockholders. Vote FOR those standoff provisions designed to prevent the corporation from being forced to engage in transactions with disruptive stockholders and vote AGAINST those proposals designed to prevent legitimate raiders from effecting transactions with the corporation in connection with takeovers.

 6) Stockholder Proposals on Corporate Matters. Often stockholder proposals attempt to overturn anti-takeover arrangements that have been in place over time (e.g., staggered boards, supermajority provisions). Some of these arrangements will have served the corporation well, others poorly. Thus, voting on any of these proposals should be on a case-by-case basis. Other stockholder proposals relate to procedural issues or issues that do not directly affect the corporation's business (e.g., calling a stockholders' meeting by a rocket company to discuss rocket safety). Vote for these proposals as recommended by management because management is often in the best position to determine these procedural or collateral issues.

 7) Reincorporation Into Delaware or Other State with "Pro-Management" Corporate Laws. Vote AGAINST such proposals for reincorporation into Delaware or other pro-management states (e.g., New York and Nevada) if the proposed state is considered "pro-management" because its corporation or similar laws contains a variety of provisions that limit stockholder rights in favor of management. "Pro-management" laws often have the effect of entrenching management and deterring takeovers. While many reincorporation proposals may have such objectives, there are occasions when we should vote FOR if the Proxy Committee believes that the purpose of the reincorporation is to secure certain benefits such as laws permitting limitations on directors' and officers' liability which enhances a corporation's ability to secure quality management.

VI. OTHER PROPOSALS AND DEVIATIONS FROM VOTING DIRECTIVES

Periodically proposals will appear in proxy material that do not fit any of the descriptions set forth in Section IV or that the Proxy Committee will not want to vote as discussed above. Such proposals will be dealt with by the Proxy Committee as described in Section II of this proxy policy.


VII. RECORD OF VOTING

In each case, the Proxy Committee should maintain internal records on how and why NB voted the proxies.

Original Guidelines: 05/31/91
Revised 04/19/00 Re: Cumulative Voting.
Revised 11/05/02 Re: South African issue
                        PRINCIPAL GLOBAL INVESTORS, LLC
                   PRINCIPAL CAPITAL GLOBAL INVESTORS LIMITED
                      PRINCIPAL REAL ESTATE INVESTORS, LLC
                        SPECTRUM ASSET MANAGEMENT, INC.
                        PRINCIPAL MANAGEMENT CORPORATION
                                 (THE ADVISERS)

                           STOCK PROXY VOTING POLICY
                            FOR ALL CLIENT ACCOUNTS

GENERAL POLICY

 1) Each of the Advisers is registered with the Securities and Exchange Commission and acts as investment manager for various types of client accounts (e.g. employee benefit plans, governmental plans, mutual funds, insurance company separate accounts, corporate pension plans, endowments, foundations, high net worth individuals). When delegated the authority by a client, each Adviser will vote client-owned shares under its management. The Advisers' policy concerning proxy voting of client-owned shares is:To vote shares of common stock in the long-term economic best interest of the clients.


 2) To act solely in the interest of clients in providing for ultimate long-term stockholder value.To act without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

PROCESS

For the purpose of timely and consistent application of the above general policy, the Advisers classify proxy vote issues into three broad categories:
Routine Administrative Items, Special Interest Issues, and Issues Having the Potential for Significant Economic Impact. Once it has analyzed and identified each issue as belonging in a particular category, each Adviser will cast the client's vote(s) in accordance with the philosophy and decision guidelines developed for that category. New and unfamiliar issues are constantly appearing in the proxy voting process. As new issues arise, the Advisers will make every effort to classify them among the following three categories. If the Advisers believe it would be informative to do so, they may revise this document to reflect how they evaluate such issues.


Occasions may arise in which an Adviser is required to vote a proxy while having a conflict between its interest or the interest of an affiliated person of the Adviser and its clients. To protect clients against a breach of its duty to them, on any occasion when a proxy vote presents a conflict of interest, the Adviser will obtain the review of the General Counsel of Principal Financial Group, Inc. before casting such vote in a manner that is contrary to both (1) its pre-determined policy, and (2) the recommendation of Institutional Shareholder Services, Inc.


Due to timing delays, logistical hurdles and high costs associated with procuring and voting international proxies, each Adviser has elected to approach international proxy voting on the basis of achieving "best efforts at a reasonable cost."

CATEGORY I: ROUTINE ADMINISTRATIVE ITEMS
            ----------------------------

Philosophy: The Advisers are willing to defer to management on matters of a
----------
routine administrative nature. The Advisers feel management is best suited to make those decisions which are essential to the ongoing operation of the company and which do not have a major economic impact on the corporation and its shareholders. Examples of issues on which the Advisers will normally defer to management's recommendation include:selection of auditorsincreasing the authorized number of common shares election of unopposed independent directors


CATEGORY II: SPECIAL INTEREST ISSUES
             -----------------------

Philosophy: While there are many social, political, environmental and other
----------
special interest issues that are worthy of public attention, the Advisers do not believe the corporate proxy process is the appropriate arena in which to achieve gains in these areas. In recent history, proxy issues of this sort have included such matters as sales to the military, doing business in South Africa, and environmental responsibility. The Advisers' primary responsibility in voting proxies is to provide for the greatest long-term value for clients. The Advisers are opposed to proposals which involve an economic cost to the corporation, or which restrict the freedom of management to operate in the best interest of the corporation and its shareholders. However, in general the Advisers will abstain from voting on shareholder social, political and environmental proposals because their long-term impact on share value cannot be calculated with any reasonable degree of confidence.


CATEGORY III: ISSUES HAVING THE POTENTIAL FOR SIGNIFICANT ECONOMIC IMPACT
              -----------------------------------------------------------

Philosophy: The Advisers are not willing to defer to management on proposals
----------
which have the potential for major economic impact on the corporation and the value of its shares. The Advisers believe such issues should be carefully analyzed and decided by the owners of the corporation. Presented below are examples of issues which we believe have the potential for significant economic impact on shareholder value.


 1) Classification of Board of Directors. Rather than electing all directors
 ---------------------------------------
  annually, these provisions stagger a board, generally into three annual classes, and call for only one-third to be elected each year. Staggered boards may help to ensure leadership continuity, but they also serve as defensive mechanisms. Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. In general, the Advisers vote on a case-by-case basis on proposals for staggered boards, but generally favor annual elections of all directors.


 2) Cumulative Voting of Directors. Most corporations provide that shareholders
    ------------------------------
  are entitled to cast one vote for each director for each share owned - the one share, one vote standard. The process of cumulative voting, on the other hand, permits shareholders to distribute the total number of votes they have in any manner they wish when electing directors. Shareholders may possibly elect a minority representative to a corporate board by this process, ensuring representation for all sizes of shareholders. Outside shareholder involvement can encourage management to maximize share value. The Advisers generally support cumulative voting of directors.

 3) Prevention of Greenmail. These proposals seek to prevent the practice of
    -----------------------
  "greenmail", or targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market value of its shares, the practice discriminates against all other shareholders. By making greenmail payments, management transfers significant sums of corporate cash to one entity, most often for the primary purpose of saving their jobs. Shareholders are left with an asset-depleted and often less competitive company. The Advisers think that if a corporation offers to buy back its stock, the offer should be made to all shareholders, not just to a select group or individual. The Advisers are opposed to greenmail and will support greenmail prevention proposals.

 4) Supermajority Provisions. These corporate charter amendments generally
    ------------------------
  require that a very high percentage of share votes (70-85%) be cast affirmatively to approve a merger, unless the board of directors has approved it in advance. These provisions have the potential to give management veto power over merging with another company, even though a majority of shareholders favor the merger. In most cases the Advisers believe requiring supermajority approval of mergers places too much veto power in the hands of management and other minority shareholders, at the expense of the majority shareholders, and therefore oppose such provisions.

 5) Defensive Strategies. These proposals will be analyzed on a case-by-case
 -----------------------
  basis to determine the effect on shareholder value. A decision will be based on whether the proposal enhances long-term economic value.

 6) Business Combinations or Restructuring. These proposals will be analyzed on
 -----------------------------------------
  a case-by-case basis to determine the effect on shareholder value. A decision will be based on whether the proposal enhances long-term economic value.

 7) Executive and Director Compensation. These proposals will be analyzed on a
    -----------------------------------
  case-by-case basis to determine the effect on shareholder value. A decision will be based on whether the proposal enhances long-term economic value.

Policy Established August, 1988Revised May, 2003

                        PRINCIPAL GLOBAL INVESTORS, LLC
                   PRINCIPAL CAPITAL GLOBAL INVESTORS LIMITED
                      PRINCIPAL REAL ESTATE INVESTORS, LLC
                        SPECTRUM ASSET MANAGEMENT, INC.
                        PRINCIPAL MANAGEMENT CORPORATION
                              PROXY VOTING REPORT
                        DETAILED PROXY VOTING GUIDELINES

I.THE BOARD OF DIRECTORS
  A) VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

    Votes on director nominees are made on a CASE-BY-CASE basis, examining the following factors:

    . long-term corporate performance record relative to a market index; . composition of board and key board committees;
    . nominee's attendance at meetings (past two years);
    . nominee's investment in the company;
    . whether a retired CEO sits on the board; and . whether the chairman is also serving as CEO.

    In cases of significant votes and when information is readily available, we also review:

    . corporate governance provisions and takeover activity;
    . board decisions regarding executive pay;
    . director compensation;
    . number of other board seats held by nominee; and . interlocking directorships.
  b) Chairman and CEO are the Same Person

    We vote on a CASE-BY-CASE basis on shareholder proposals that would require the positions of chairman and CEO to be held by different persons.

  c) Majority of Independent Directors

    Shareholder proposals that request that the board be comprised of a majority of independent directors are evaluated on a CASE-BY-CASE basis.


    We vote FOR shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

  d) Stock Ownership Requirements

    We generally vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

  e) Term of Office

    We vote AGAINST shareholder proposals to limit the tenure of outside directors.

  f) Director and Officer Indemnification and Liability Protection

    Proposals concerning director and officer indemnification and liability protection are evaluated on a CASE-BY-CASE basis.

    Proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care are evaluated on a CASE-BY-CASE basis.


    Indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness are evaluated on a CASE-BY-CASE basis.


    We vote FOR only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director's legal expenses would be covered.

  g) Charitable Contributions

    We vote AGAINST shareholder proposals to eliminate, direct or otherwise restrict charitable contributions.


II.PROXY CONTESTS
  A) VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

    Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering the following factors:

    . long-term financial performance of the target company relative to its industry;
    . management's track record;
    . background to the proxy contest;
    . qualifications of director nominees (both slates);
    . evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and . stock ownership positions.
  b) Reimburse Proxy Solicitation Expenses

    Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.


III. AUDITORS

RATIFYING AUDITORS


We vote FOR proposals to ratify auditors, unless: an auditor has a financial interest in or association with the company, and is therefore not independent; or fees for non-audit services are excessive; or there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.


We vote CASE-BY-CASE on shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).


We vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation.


IV. PROXY CONTEST DEFENSES

  A) BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS

    We consider proposals to classify the board on a CASE-BY-CASE basis.


    We consider proposals to repeal classified boards and to elect all directors annually on a CASE-BY-CASE basis.

  b) Shareholder Ability to Remove Directors

    We vote AGAINST proposals that provide that directors may be removed only for cause.

    We vote FOR proposals to restore shareholder ability to remove directors with or without cause.


    We vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.


    We vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

  c) Cumulative Voting

    We vote AGAINST proposals to eliminate cumulative voting.


    We vote FOR proposals to permit cumulative voting.

  d) Shareholder Ability to Call Special Meetings

    We vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.


    We vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

  e) Shareholder Ability to Act by Written Consent

    We vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.


    We vote FOR proposals to allow or make easier shareholder action by written consent.

  f) Shareholder Ability to Alter the Size of the Board

    We vote FOR proposals that seek to fix the size of the board.


    We vote AGAINST proposals that give management the ability to alter the size of the board without shareholder approval.


V.TENDER OFFER DEFENSES
  A) POISON PILLS

    We vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.


    We review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.


    We review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

  b) Fair Price Provisions

    We vote CASE-BY-CASE on fair price proposals, taking into consideration whether the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.


    We vote FOR shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

  c) Greenmail

    We vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.


    We review on a CASE-BY-CASE basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

  d) Pale Greenmail

    We review on a case-by-case basis restructuring plans that involve the payment of pale greenmail.

  e) Unequal Voting Rights

    We vote AGAINST dual class exchange offers.


    We vote AGAINST dual class recapitalizations.

  f) Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

    We vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.


    We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

  g) Supermajority Shareholder Vote Requirement to Approve Mergers

    We vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.


    We vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

  h) White Squire Placements

    We vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.


VI.MISCELLANEOUS GOVERNANCE PROVISIONS
  A) CONFIDENTIAL VOTING

    We vote FOR shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows: In the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents do not agree, the confidential voting policy is waived.


    We vote FOR management proposals to adopt confidential voting.

  b) Equal Access

    Shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board are evaluated on a CASE-BY-CASE basis.

  c) Bundled Proposals

    We review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

  d) Shareholder Advisory Committees

    We review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.

VII. CAPITAL STRUCTURE

  A) COMMON STOCK AUTHORIZATION

    We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.


    We vote against proposed common stock authorizations that increase the existing authorization by more than 100 percent unless a clear need for the excess shares is presented by the company.

  b) Stock Distributions: Splits and Dividends

    We vote FOR management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

  c) Reverse Stock Splits

    We vote FOR management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

  d) Blank Check Preferred Authorization

    We vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.


    We review on a CASE-BY-CASE basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights.


    We review on a CASE-BY-CASE basis proposals to increase the number of authorized blank check preferred shares.

  e) Shareholder Proposals Regarding Blank Check Preferred Stock

    We vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

  f) Adjust Par Value of Common Stock

    We vote FOR management proposals to reduce the par value of common stock.

  g) Preemptive Rights

    We review on a CASE-BY-CASE basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

  h) Debt Restructurings

    We review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. We consider the following issues:

    . Dilution -- How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?
    . Change in Control -- Will the transaction result in a change in control of the company?
    . Bankruptcy -- Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

    Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

  i) Share Repurchase Programs

    We vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.


VIII. EXECUTIVE AND DIRECTOR COMPENSATION

  In general, we vote on a CASE-BY-CASE basis on executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having a high payout sensitivity to increases in shareholder value.


  In evaluating a pay plan, we measure its dilutive effect both on shareholder wealth and on voting power. We value equity-based compensation along with the cash components of pay. We estimate the present value of all short- and long-term incentives, derivative awards, and cash/bonus compensation -- which enables us to assign a dollar value to the amount of potential shareholder wealth transfer.


  Our vote is based, in part, on a comparison of company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution. Administrative features are also factored into our vote. For example, our policy is that the plan should be administered by a committee of disinterested persons; insiders should not serve on compensation committees.


  Other factors, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

  A) OBRA-RELATED COMPENSATION PROPOSALS

    . AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANT OR AMEND ADMINISTRATIVE
      FEATURES

      Vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.

    . AMENDMENTS TO ADDED PERFORMANCE-BASED GOALS

      Vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

    . AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA

      Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
      Section 162(m) should be evaluated on a CASE-BY-CASE basis.

    . APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS

      Vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.

  b) Shareholder Proposals to Limit Executive and Director Pay

    We review on a CASE-BY-CASE basis all shareholder proposals that seek additional disclosure of executive and director pay information.


    We review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.

  c) Golden and Tin Parachutes

    We vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.


    We review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.

  d) Employee Stock Ownership Plans (ESOPs)

    We vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).

  e) 401(k) Employee Benefit Plans

    We vote FOR proposals to implement a 401(k) savings plan for employees.


IX.STATE OF INCORPORATION
  A) VOTING ON STATE TAKEOVER STATUTES

    We review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

  b) Voting on Reincorporation Proposals

    Proposals to change a company's state of incorporation are examined on a CASE-BY-CASE basis.


X.MERGERS AND CORPORATE RESTRUCTURINGS
  A) MERGERS AND ACQUISITIONS

    Votes on mergers and acquisitions are considered on a CASE-BY-CASE basis, taking into account at least the following:

    . anticipated financial and operating benefits;
    . offer price (cost vs. premium);
    . prospects of the combined companies;
    . how the deal was negotiated; and
    . changes in corporate governance and their impact on shareholder rights.
  b) Corporate Restructuring

    Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a CASE-BY-CASE basis.

  c) Spin-offs

    Votes on spin-offs are considered on a CASE-BY-CASE basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

  d) Asset Sales

    Votes on asset sales are made on a CASE-BY-CASE basis after considering the impact on the balance sheet/ working capital, value received for the asset, and potential elimination of diseconomies.

  e) Liquidations

    Votes on liquidations are made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

  f) Appraisal Rights

    We vote for proposals to restore, or provide shareholders with, rights of appraisal.

  g) Changing Corporate Name

    We vote for changing the corporate name.


XI.MUTUAL FUND PROXIES
  A) ELECTION OF TRUSTEES

    We vote on trustee nominees on a case-by-case basis.

  b) Investment Advisory Agreement

    We vote on investment advisory agreements on a case-by-case basis.

  c) Fundamental Investment Restrictions

    We vote on amendments to a fund's fundamental investment restrictions on a case-by-case basis.

  d) Distribution Agreements

    We vote on distribution agreements on a case-by-case basis.


XII.SOCIAL AND ENVIRONMENTAL ISSUES

In general we abstain from voting on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence.


In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' social and environmental concerns.


In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:


.. whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;


.. the percentage of sales, assets and earnings affected;


.. the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;


.. whether the issues presented should be dealt with through government or company-specific action;


.. whether the company has already responded in some appropriate manner to the request embodied in a proposal;


.. whether the company's analysis and voting recommendation to shareholders is persuasive;


.. what other companies have done in response to the issue;


.. whether the proposal itself is well framed and reasonable;


.. whether implementation of the proposal would achieve the objectives sought in the proposal; and


.. whether the subject of the proposal is best left to the discretion of the board.


Among the social and environmental issues to which we apply this analysis are the following:


.. Energy and Environment


.. South Africa


.. Northern Ireland


.. Military Business


.. Maquiladora Standards and International Operations Policies


.. World Debt Crisis


.. Equal Employment Opportunity and Discrimination


.. Animal Rights

.. Product Integrity and Marketing


.. Human Resources Issues

                         T. ROWE PRICE ASSOCIATES, INC
                        T. ROWE PRICE INTERNATIONAL, INC
                   T. ROWE PRICE STABLE ASSET MANAGEMENT, INC
                 T. ROWE PRICE GLOBAL INVESTMENT SERVICES, LTD
                   T. ROWE PRICE GLOBAL ASSET MANAGEMENT, LTD

PROXY VOTING POLICIES AND PROCEDURES

RESPONSIBILITY TO VOTE PROXIES

T. Rowe Price Associates, Inc., T. Rowe Price International, Inc., T. Rowe Price Stable Asset Management, Inc., T. Rowe Price Global Investment Services Limited, and T. Rowe Price Global Asset Management Limited ("T. Rowe Price") recognize and adhere to the principle that one of the privileges of owning stock in a company is the right to vote in the election of the company's directors and on matters affecting certain important aspects of the company's structure and operations that are submitted to shareholder vote. As an investment adviser with a fiduciary responsibility to its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the U.S.-registered investment companies which it sponsors and serves as investment adviser ("T. Rowe Price Funds") and by institutional and private counsel clients who have requested that
T. Rowe Price be involved in the proxy process. T. Rowe Price has assumed the responsibility for voting proxies on behalf of the T. Rowe Price Funds and certain counsel clients who have delegated such responsibility to T. Rowe Price. In addition, T. Rowe Price makes recommendations regarding proxy voting to counsel clients who have not delegated the voting responsibility but who have requested voting advice.


T. Rowe Price has adopted these Proxy Voting Policies and Procedures ("Policies and Procedures") for the purpose of establishing formal policies and procedures for performing and documenting its fiduciary duty with regard to the voting of client proxies.


Fiduciary Considerations. It is the policy of T. Rowe Price that decisions with respect to proxy issues will be made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company from the viewpoint of the particular client or Price Fund. Proxies are voted solely in the interests of the client, Price Fund shareholders or, where employee benefit plan assets are involved, in the interests of plan participants and beneficiaries. Our intent has always been to vote proxies, where possible to do so, in a manner consistent with our fiduciary obligations and responsibilities. Practicalities involved with international investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.


Consideration Given Management Recommendations. One of the primary factors T. Rowe Price considers when determining the desirability of investing in a particular company is the quality and depth of its management. The Policies and Procedures were developed with the recognition that a company's management is entrusted with the day-to-day operations of the company, as well as its long-term direction and strategic planning, subject to the oversight of the company's board of directors. Accordingly, T. Rowe Price believes that the recommendation of management on most issues should be given weight in determining how proxy issues should be voted. However, the position of the company's management will not be supported in any situation where it is found to be not in the best interests of the client, and the portfolio manager may always elect to vote contrary to management when he or she believes a particular proxy proposal may adversely affect the investment merits of owning stock in a portfolio company.


ADMINISTRATION OF POLICIES AND PROCEDURES

Proxy Committee. T. Rowe Price's Proxy Committee ("Proxy Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues, including those involving social responsibility issues. The Proxy Committee also reviews questions and responds to inquiries from clients and mutual fund shareholders pertaining to proxy issues of corporate responsibility. While the Proxy Committee sets voting guidelines and serves as a resource for T. Rowe Price portfolio management, it does not have proxy voting authority for any Price Fund or counsel client. Rather, this responsibility is held by the Chairperson of the Fund's Investment Advisory Committee or counsel client's portfolio manager.


Investment Support Group. The Investment Support Group ("Investment Support Group") is responsible for administering the proxy voting process as set forth in the Policies and Procedures.

Proxy Administrator. The Investment Support Group will assign a Proxy Administrator ("Proxy Administrator") who will be responsible for ensuring that all meeting notices are reviewed and important proxy matters are communicated to the portfolio managers and regional managers for consideration.


HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

In order to facilitate the proxy voting process, T. Rowe Price has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area. ISS specializes in providing a variety of fiduciary-level proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's proxy voting guidelines, and many of our guidelines are consistent with ISS positions,
T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.


MEETING NOTIFICATION


T. Rowe Price utilizes ISS' voting agent services to notify us of upcoming shareholder meetings for portfolio companies held in client accounts and to transmit votes to the various custodian banks of our clients. ISS tracks and reconciles T. Rowe Price holdings against incoming proxy ballots. If ballots do not arrive on time, ISS procures them from the appropriate custodian or proxy distribution agent. Meeting and record date information is updated daily, and transmitted to T. Rowe Price through ProxyMaster.com, an ISS web-based application. ISS is also responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to T. Rowe Price upon request.


VOTE DETERMINATION


ISS provides comprehensive summaries of proxy proposals (including social responsibility issues), publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process. Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process. The final authority and responsibility for proxy voting decisions remains with T. Rowe Price. Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.


Portfolio managers may decide to vote their proxies consistent with T. Rowe Price's policies as set by the Proxy Committee and instruct our Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose only to sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the vote guidelines of the Proxy Committee. In all cases, the portfolio managers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with T. Rowe Price guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation and assuring that it adequately reflects the basis for any vote which is cast in opposition to T. Rowe Price policy.


T. ROWE PRICE VOTING POLICIES


Specific voting guidelines have been adopted by the Proxy Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to clients upon request. The following is a summary of the significant T. Rowe Price policies:

.. Election of Directors - T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence. We also withhold votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings. We vote against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals.
.. Anti-takeover and Corporate Governance Issues - T. Rowe Price generally opposes anti-takeover measures since they adversely impact shareholder rights. Also, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights when voting on corporate governance proposals.
.. Executive Compensation Issues - T. Rowe Price's goal is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While we evaluate most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. We generally oppose efforts to reprice options in the event of a decline in value of the underlying stock.
.. Social and Corporate Responsibility Issues - Vote determinations for corporate responsibility issues are made by the Proxy Committee using ISS voting recommendations. T. Rowe Price generally votes with a company's management on the following social issues unless the issue has substantial economic implications for the company's business and operations which have not been adequately addressed by management:
  . Corporate environmental practices;
  . Board diversity;
  . Employment practices and employment opportunity;
  . Military, nuclear power and related energy issues;
  . Tobacco, alcohol, infant formula and safety in advertising practices;
  . Economic conversion and diversification;
  . International labor practices and operating policies;
  . Genetically-modified foods;
  . Animal rights; and
  . Political contributions/activities and charitable contributions.

Global Portfolio Companies - ISS applies a two-tier approach to determining and applying global proxy voting policies. The first tier establishes baseline policy guidelines for the most fundamental issues, which span the corporate governance spectrum without regard to a company's domicile. The second tier takes into account various idiosyncrasies of different countries, making allowances for standard market practices, as long as they do not violate the fundamental goals of good corporate governance. The goal is to enhance shareholder value through effective use of shareholder franchise, recognizing that application of policies developed for U.S. corporate governance issues are not necessarily appropriate for foreign markets. The Proxy Committee has reviewed ISS' general global policies and has developed international proxy voting guidelines which in most instances are consistent with ISS recommendations.


Votes Against Company Management - Where ISS recommends a vote against management on any particular proxy issue, the Proxy Administrator ensures that the portfolio manager reviews such recommendations before a vote is cast. If a research analyst or portfolio manager believes that management's view on a particular proxy proposal may adversely affect the investment merits of owning stock in a particular company, he/she may elect to vote contrary to management.


Index and Passively Managed Accounts - Proxy voting for index and other passively-managed portfolios is administered by the Investment Support Group using ISS voting recommendations when their recommendations are consistent with
T. Rowe Price's policies as set by the Proxy Committee. If a portfolio company is held in both an actively managed account and an index account, the index account will default to the vote as determined by the actively managed proxy voting process.


Divided Votes - In the unusual situation where a decision is made which is contrary to the policies established by the Proxy Committee, or differs from the vote for any other client or Price Fund, the Investment Support Group advises the portfolio managers involved of the divided vote. The persons representing opposing views may wish to confer to discuss their positions. Opposing votes will be cast only if it is determined to be prudent to do so in light of each client's investment program and objectives. In such instances, it is the normal practice for the portfolio manager to document the reasons for the vote if it is against T. Rowe Price policy. The Proxy Administrator is responsible for assuring that adequate documentation is maintained to reflect the basis for any vote which is cast in opposition to T. Rowe Price policy.


Shareblocking - Shareblocking is the practice in certain foreign countries of "freezing" shares for trading purposes in order to vote proxies relating to those shares. In markets where shareblocking applies, the custodian or sub-custodian automatically freezes shares prior to a shareholder meeting once a proxy has been voted. Shareblocking typically takes place between one and fifteen (15) days before the shareholder meeting, depending on the market. In markets where shareblocking applies, there is a potential for a pending trade to fail if trade settlement takes place during the blocking period. Depending upon market practice and regulations, shares can sometimes be unblocked, allowing the trade to settle but negating the proxy vote. T. Rowe Price's policy is generally to vote all shares in shareblocking countries unless, in its experience, trade settlement would be unduly restricted.


Securities on Loan - The T. Rowe Price Funds and our institutional clients may participate in securities lending programs to generate income. Generally, the voting rights pass with the securities on loan; however, lending agreements give the lender the right to terminate the loan and pull back the loaned shares provided sufficient notice is given to the custodian bank in advance of the voting deadline. T. Rowe Price's policy is generally not to vote securities on loan unless the portfolio manager has knowledge of a material voting event that could affect the value of the loaned securities. In this event, the portfolio manager has the discretion to instruct the Proxy Administrator to pull back the loaned securities in order to cast a vote at an upcoming shareholder meeting.


VOTE EXECUTION AND MONITORING OF VOTING PROCESS


Once the vote has been determined, the Proxy Administrator enters votes electronically into ISS's ProxyMaster system. ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to T. Rowe Price indicating that the votes were successfully transmitted.


On a daily basis, the Proxy Administrator queries the ProxyMaster system to determine newly announced meetings and meetings not yet voted. When the date of the stockholders' meeting is approaching, the Proxy Administrator contacts the applicable portfolio manager if the vote for a particular client or Price Fund has not yet been recorded in the computer system.


Should a portfolio manager wish to change a vote already submitted, the portfolio manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.


MONITORING AND RESOLVING CONFLICTS OF INTEREST


The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting.


Application of the T. Rowe Price guidelines to vote clients proxies should in most instances adequately address any possible conflicts of interest since our voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party. However, for proxy votes inconsistent with T. Rowe Price guidelines, the Proxy Administrator and the Proxy Committee review all such proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable. Issues raising possible conflicts of interest are referred by the Proxy Administrator to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy.


Specific Conflict of Interest Situations - Voting of T. Rowe Price Group, Inc. common stock (sym: TROW) by certain T. Rowe Price Index Funds will be done in all instances in accordance with T. Rowe Price policy and votes inconsistent with policy will not be permitted. In addition, T. Rowe Price has voting authority for proxies of the holdings of certain T. Rowe Price funds that invest in other T. Rowe Price funds. In cases where the underlying fund of a T. Rowe Price fund-of -funds holds a proxy vote, T. Rowe Price will mirror vote the fund shares held by the fund-of-funds in the same proportion as the votes cast by the shareholders of the underlying funds.


REPORTING AND RECORD RETENTION

Vote Summary Reports will be generated for each client that requests T. Rowe Price to furnish proxy voting records. The report specifies the portfolio companies, meeting dates, proxy proposals, and votes which have been cast for the client during the period and the position taken with respect to each issue. Reports normally cover quarterly or annual periods. All client requests for proxy information will be recorded and fulfilled by the Proxy Administrator.


T. Rowe Price retains proxy solicitation materials, memoranda regarding votes cast in opposition to the position of a company's management, and documentation on shares voted differently. In addition, any document which is material to a proxy voting decision such as the T. Rowe Price voting guidelines, Proxy Committee meeting materials, and other internal research relating to voting decisions will be kept. Proxy statements received from issuers (other than those which are available on the SEC's EDGAR database) are kept by ISS in its capacity as voting agent and are available upon request. All proxy voting materials and supporting documentation are retained for six years.

                          UBS GLOBAL ASSET MANAGEMENT
                     GLOBAL CORPORATE GOVERNANCE PHILOSOPHY
                          VOTING GUIDELINES AND POLICY
                                  VERSION 2.0
                                 FEBRUARY 2004

Table of Contents


Global Voting and Corporate Governance Policy


A. General Corporate Governance Benchmarks..............................1

B. Proxy Voting Guidelines - Macro Rationales...........................3

C. Proxy Voting Disclosure Guidelines...................................7

D. Proxy Voting Conflict Guidelines.....................................8

                 GLOBAL VOTING AND CORPORATE GOVERNANCE POLICY

Our philosophy, guidelines and policy are based on our active investment style and structure whereby we have detailed knowledge of the investments we make on behalf of our clients and therefore are in a position to judge what is in the best interests of our clients as shareholders. We believe voting rights have economic value and must be treated accordingly. Proxy votes that impact the economic value of client investments involve the exercise of fiduciary responsibility. Good corporate governance should, in the long term, lead toward both better corporate performance and improved shareholder value. Thus, we expect board members of companies we have invested in (the "company" or "companies") to act in the service of the shareholders, view themselves as stewards of the financial assets of the company, exercise good judgment and practice diligent oversight with the management of the company. Underlying our voting and corporate governance policies we have three fundamental objectives:


1. We seek to act in the best financial interests of our clients to protect and enhance the long-term value of their investments.


2. In order to do this effectively, we aim to utilize the full weight of our clients' shareholdings in making our views felt.


3. As investors, we have a strong commercial interest in ensuring that the companies in which we invest are successful. We actively pursue this interest by promoting best practice in the boardroom.


To achieve these objectives, we have implemented this Policy, which we believe is reasonably designed to guide our exercise of voting rights and the taking of other appropriate actions, within our ability, and to support and encourage sound corporate governance practice. This Policy is being implemented globally to harmonize our philosophies across UBS Global Asset Management offices worldwide and thereby maximize our ability to influence the companies we invest in. However, this Policy is also supplemented by the UBS Global Asset Management Local Proxy and Corporate Governance Guidelines to permit individual regions or countries within UBS Global Asset Management the flexibility to vote or take other actions consistent with their local laws or standards where necessary.


A.GENERAL CORPORATE GOVERNANCE BENCHMARKS

  UBS Global Asset Management will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.


PRINCIPLE 1: INDEPENDENCE OF BOARD FROM COMPANY MANAGEMENT

GUIDELINES:
.. Board exercises judgment independently of management.
.. Separate Chairman and Chief Executive.
.. Board has access to senior management members.
.. Board is comprised of a significant number of independent outsiders.
.. Outside directors meet independently.
.. CEO performance standards are in place.
.. CEO performance is reviewed annually by the full board.
.. CEO succession plan is in place.
.. Board involvement in ratifying major strategic initiatives.
.. Compensation, audit and nominating committees are led by a majority of outside directors.

PRINCIPLE 2: QUALITY OF BOARD MEMBERSHIP

GUIDELINES:
.. Board determines necessary board member skills, knowledge and experience. .. Board conducts the screening and selection process for new directors.
.. Shareholders should have the ability to nominate directors.
.. Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.
.. Directors are reviewed every 3-5 years to determine appropriateness of continued directorship.
.. Board meets regularly (at least four times annually).

PRINCIPLE 3: APPROPRIATE MANAGEMENT OF CHANGE IN CONTROL

GUIDELINES:
.. Protocols should ensure that all bid approaches and material proposals by management are brought forward for board consideration.
.. Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.
.. Employment contracts should not entrench management.
.. Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

PRINCIPLE 4: REMUNERATION POLICIES ARE ALIGNED WITH SHAREHOLDER INTERESTS

GUIDELINES:
.. Executive remuneration should be commensurate with responsibilities and performance.
.. Incentive schemes should align management with shareholder objectives.
.. Employment policies should encourage significant shareholding by management and board members.
.. Incentive rewards should be proportionate to the successful achievement of pre-determined financial targets.
.. Long-term incentives should be linked to transparent long-term performance criteria.
.. Dilution of shareholders' interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

PRINCIPLE 5: AUDITORS ARE INDEPENDENT

GUIDELINES:
.. Auditors are approved by shareholders at the annual meeting.
.. Audit, consulting and other fees to the auditor are explicitly disclosed. .. The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.
.. Periodic (every 5 years) tender of the audit firm or audit partner.

B.PROXY VOTING GUIDELINES - MACRO RATIONALES

  Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.


  1. GENERAL GUIDELINES


    a. When our view of the issuer's management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.


      b. If management's performance has been questionable we may abstain or vote against specific proxy proposals.


    c. Where there is a clear conflict between management and shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.


    d. In general, we oppose proposals, which in our view, act to entrench management.

    e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.


    f. We will vote in favor of shareholder resolutions for confidential voting.


  2. BOARD OF DIRECTORS & AUDITORS


    a. Unless our objection to management's recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.


    b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.


    c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.


    d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.


    e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.


  3. COMPENSATION


    a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.


    b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.


    c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.


    d. We may vote against a compensation or incentive program if it is not adequately tied to a company's fundamental financial performance;, is vague;, is not in line with market practices;, allows for option re-pricing;, does not have adequate performance hurdles; or is highly dilutive.


    e. Where company and management's performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.


    f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.


  4. GOVERNANCE PROVISIONS


    a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.


    b. We believe that "poison pill" proposals, which dilute an issuer's stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.


    c. Any substantial new share issuance should require prior shareholder approval.


    d. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.


    e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.


    f. We generally do not oppose management's recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.


    g. We will support proposals that enable shareholders to directly nominate directors.


  5. CAPITAL STRUCTURE AND CORPORATE RESTRUCTURING


    a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.

    b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.


  6. MERGERS, TENDER OFFERS & PROXY CONTESTS


    a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.


  7. SOCIAL, ENVIRONMENTAL, POLITICAL & CULTURAL


    a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.


    b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management's ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.


    c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.


  8. ADMINISTRATIVE & OPERATIONS


    a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.


    b. We are sympathetic to shareholders who are long-term holders of a company's stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.


  9. MISCELLANEOUS


    a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client's direction.


    b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).


    c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.


    d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular proposal.


C.PROXY VOTING DISCLOSURE GUIDELINES
  . Upon request or as required by law or regulation, UBS Global Asset
    Management will disclose to a client or a client's fiduciaries, the manner in which we exercised voting rights on behalf of the client.
  . Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client's relationship with the company that has issued the proxy, the Legal and Compliance Department should be contacted immediately to ensure adherence to UBS Global AM Corporate Governance principles. (See Proxy Voting Conflict Guidelines below.)
  . Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other UBS divisions, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chairman of the Global Corporate Governance Committee and regional Legal & Compliance representative.
  . Any employee, officer or director of UBS Global Asset Management receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company's proxies.
  . Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.
  . In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.
  . We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.
  . The Chairman of the Global Corporate Governance Committee and the applicable
    Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.

  Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.


D.PROXY VOTING CONFLICT GUIDELINES

  In addition to the Proxy Voting Disclosure Guidelines above, UBS Global Asset Management has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:

  . Under no circumstances will general business, sales or marketing issues influence our proxy votes.
  . UBS Global Asset Management and its affiliates engaged in banking, broker-dealer and investment banking activities ("Affiliates") have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Legal & Compliance Department immediately. [Note: Legal & Compliance personnel may have contact with their counterparts working for an Affiliate on matters involving information barriers.] In the event of any issue arising in relation to Affiliates, the Chair of the Global Corporate Governance Committee must be advised, who will in turn advise the Chief Risk Officer.